UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-07874

JPMorgan Insurance Trust

(Exact name of registrant as specified in charter)

270 Park Avenue

New York, New York 10017

(Address of principal executive offices) (Zip code)

Frank J. Nasta

270 Park Avenue

New York, New York 10017

(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (800) 480-4111

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

ITEM 1. SCHEDULE OF INVESTMENTS.

JPMorgan Insurance Trust

Schedule of Portfolio Investments as of September 30, 2014

(Unaudited)

THE “UNAUDITED CERTIFIED MUTUAL FUNDS HOLDINGS” LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR SALES LITERATURE WITH THE GENERAL PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Certified holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

J.P. Morgan Asset Management is the marketing name for the asset management business of JPMorgan Chase & Co. Those businesses include, but are not limited to, J.P. Morgan Investment Management Inc., Security Capital Research & Management Incorporated and J.P. Morgan Alternative Asset Management, Inc.

JPMorgan Distribution Services, Inc.

© J.P. Morgan Chase & Co., 2014.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Asset-Backed Securities — 2.7%
172,000	Ally Auto Receivables Trust, Series 2013- 2, Class A3, 0.790%, 01/15/18	171,816
226,565	American Credit Acceptance Receivables Trust, Series 2014-2, Class A, 0.990%, 10/10/17 (e)	226,588
28,415	AmeriCredit Automobile Receivables Trust, Series 2013-4, Class A2, 0.740%, 11/08/16	28,437
20,298	Bear Stearns Asset-Backed Securities Trust, Series 2006-SD1, Class A, VAR, 0.524%, 04/25/36	19,477
	CarFinance Capital Auto Trust,
134,460	Series 2014-1A, Class A, 1.460%, 12/17/18 (e)	134,697
195,368	Series 2014-2A, Class A, 1.440%, 11/16/20 (e)	195,331
	CarMax Auto Owner Trust,
62,000	Series 2013-4, Class A3, 0.800%, 07/16/18	61,881
55,000	Series 2013-4, Class A4, 1.280%, 05/15/19	54,678
119,081	Centex Home Equity Loan Trust, Series 2004-D, Class AF4, SUB, 4.680%, 06/25/32	122,555
56,246	CNH Equipment Trust, Series 2011-A, Class A4, 2.040%, 10/17/16	56,468
	Countrywide Asset-Backed Certificates,
1,056	Series 2004-1, Class 3A, VAR, 0.714%, 04/25/34	986
106,321	Series 2004-1, Class M1, VAR, 0.905%, 03/25/34	101,568
12,657	Series 2004-1, Class M2, VAR, 0.979%, 03/25/34	12,105
10,780	CWABS Revolving Home Equity Loan Trust, Series 2004-K, Class 2A, VAR, 0.454%, 02/15/34	9,604
103,022	Exeter Automobile Receivables Trust, Series 2014-2A, Class A, 1.060%, 08/15/18 (e)	103,046
129,229	Flagship Credit Auto Trust, Series 2014-1, Class A, 1.210%, 04/15/19 (e)	129,080
200,000	HLSS Servicer Advance Receivables Backed Notes, Series 2013-T2, Class A2, 1.147%, 05/16/44 (e)	200,100
180,000	HLSS Servicer Advance Receivables Trust, Series 2013-T1, Class A2, 1.495%, 01/16/46 (e)	180,144
	Hyundai Auto Receivables Trust,
169,000	Series 2013-A, Class A3, 0.560%, 07/17/17	169,157
200,000	Series 2013-A, Class A4, 0.750%, 09/17/18	199,403
19,765	Lake Country Mortgage Loan Trust, Series 2006-HE1, Class A3, VAR, 0.505%, 07/25/34 (e)	19,657
	Long Beach Mortgage Loan Trust,
121,435	Series 2003-4, Class M1, VAR, 1.175%, 08/25/33	116,500
190,000	Series 2004-1, Class M1, VAR, 0.905%, 02/25/34	179,690
21,217	Series 2004-1, Class M2, VAR, 0.979%, 02/25/34	20,520
17,657	Series 2006-WL2, Class 2A3, VAR, 0.354%, 01/25/36	16,710
102,000	Nationstar Agency Advance Funding Trust, Series 2013-T1A, Class AT1, 0.997%, 02/15/45 (e)	101,904
125,000	New Century Home Equity Loan Trust, Series 2005-1, Class M1, VAR, 0.830%, 03/25/35	118,013
468,111	Normandy Mortgage Loan Co. LLC, Series 2013-NPL3, Class A, SUB, 4.949%, 09/16/43 (e)	467,409
276,000	OneMain Financial Issuance Trust, Series 2014-2A, Class A, 2.470%, 09/18/24 (e)	276,086
95,444	Park Place Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2004- MCW1, Class M1, VAR, 1.092%, 10/25/34	94,930
7,206	RASC Trust, Series 2003-KS9, Class A2B, VAR, 0.794%, 11/25/33	6,079
	SNAAC Auto Receivables Trust,
13,518	Series 2013-1A, Class A, 1.140%, 07/16/18 (e)	13,534
88,580	Series 2014-1A, Class A, 1.030%, 09/17/18 (e)	88,562
	Springleaf Funding Trust,
450,000	Series 2013-AA, Class A, 2.580%, 09/15/21 (e)	453,177
583,000	Series 2014-AA, Class A, 2.410%, 12/15/22 (e)	581,878
497,334	Vericrest Opportunity Loan Transferee LLC, Series 2014-NPL4, Class A1, SUB, 3.125%, 04/27/54 (e)	497,323
117,038	VOLT NPL IX LLC, Series 2013-NPL3, Class A1, SUB, 4.250%, 04/25/53 (e)	117,763

	Total Asset-Backed Securities (Cost $5,362,583)	5,346,856

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — 24.2%
	Agency CMO — 17.0%
128,947	Federal Home Loan Mortgage Corp.—Government National Mortgage Association, Series 8, Class ZA, 7.000%, 03/25/23	142,870
	Federal Home Loan Mortgage Corp. REMIC,
683	Series 1065, Class J, 9.000%, 04/15/21	799
1,324	Series 11, Class D, 9.500%, 07/15/19	1,370
47,811	Series 1113, Class J, 8.500%, 06/15/21	50,952
3,530	Series 1250, Class J, 7.000%, 05/15/22	3,959
8,186	Series 1316, Class Z, 8.000%, 06/15/22	9,208
12,970	Series 1324, Class Z, 7.000%, 07/15/22	14,496
55,538	Series 1343, Class LA, 8.000%, 08/15/22	64,514
11,432	Series 1343, Class LB, 7.500%, 08/15/22	13,315
8,300	Series 1394, Class ID, IF, 9.566%, 10/15/22	9,799
8,056	Series 1395, Class G, 6.000%, 10/15/22	8,741
5,523	Series 1505, Class Q, 7.000%, 05/15/23	6,079
10,337	Series 1518, Class G, IF, 8.880%, 05/15/23	12,055
10,069	Series 1541, Class O, VAR, 1.740%, 07/15/23	10,238
240,789	Series 1577, Class PV, 6.500%, 09/15/23	267,145
184,843	Series 1584, Class L, 6.500%, 09/15/23	204,980
1,337	Series 1609, Class LG, IF, 17.001%, 11/15/23	1,402
199,219	Series 1633, Class Z, 6.500%, 12/15/23	219,671
222,838	Series 1638, Class H, 6.500%, 12/15/23	245,943
2,387	Series 1671, Class QC, IF, 10.000%, 02/15/24	2,994
34,066	Series 1694, Class PK, 6.500%, 03/15/24	37,444
7,736	Series 1700, Class GA, PO, 02/15/24	7,192
26,875	Series 1798, Class F, 5.000%, 05/15/23	29,186
54,665	Series 1863, Class Z, 6.500%, 07/15/26	60,067
4,026	Series 1865, Class D, PO, 02/15/24	3,517
19,594	Series 1981, Class Z, 6.000%, 05/15/27	21,737
26,960	Series 1987, Class PE, 7.500%, 09/15/27	29,734
95,204	Series 1999, Class PU, 7.000%, 10/15/27	107,855
144,683	Series 2031, Class PG, 7.000%, 02/15/28	162,342
6,034	Series 2033, Class SN, HB, IF, 28.395%, 03/15/24	2,605
143,700	Series 2035, Class PC, 6.950%, 03/15/28	165,482
10,352	Series 2038, Class PN, IO, 7.000%, 03/15/28	2,003
34,468	Series 2054, Class PV, 7.500%, 05/15/28	39,452
168,269	Series 2057, Class PE, 6.750%, 05/15/28	188,945
50,130	Series 2064, Class TE, 7.000%, 06/15/28	57,136
33,812	Series 2075, Class PH, 6.500%, 08/15/28	37,769
112,628	Series 2095, Class PE, 6.000%, 11/15/28	124,111
6,702	Series 2132, Class SB, HB, IF, 29.881%, 03/15/29	11,563
10,384	Series 2134, Class PI, IO, 6.500%, 03/15/19	1,139
56,564	Series 2178, Class PB, 7.000%, 08/15/29	65,070
94,076	Series 2182, Class ZB, 8.000%, 09/15/29	109,003
2,821	Series 22, Class C, 9.500%, 04/15/20	3,076
14,752	Series 2247, Class Z, 7.500%, 08/15/30	17,011
200,317	Series 2259, Class ZC, 7.350%, 10/15/30	229,331
3,629	Series 2261, Class ZY, 7.500%, 10/15/30	4,169
46,230	Series 2283, Class K, 6.500%, 12/15/23	51,485
6,989	Series 2306, Class K, PO, 05/15/24	6,596
16,772	Series 2306, Class SE, IF, IO, 8.190%, 05/15/24	3,161
19,610	Series 2325, Class PM, 7.000%, 06/15/31	20,894
108,762	Series 2344, Class ZD, 6.500%, 08/15/31	124,106
18,103	Series 2344, Class ZJ, 6.500%, 08/15/31	20,415
11,712	Series 2345, Class NE, 6.500%, 08/15/31	13,100
35,763	Series 2345, Class PQ, 6.500%, 08/15/16	37,344
12,613	Series 2355, Class BP, 6.000%, 09/15/16	13,051
67,294	Series 2359, Class ZB, 8.500%, 06/15/31	80,588
158,021	Series 2367, Class ME, 6.500%, 10/15/31	173,496
15,358	Series 2390, Class DO, PO, 12/15/31	14,252
17,571	Series 2391, Class QR, 5.500%, 12/15/16	18,164
18,597	Series 2394, Class MC, 6.000%, 12/15/16	19,347
29,963	Series 2410, Class OE, 6.375%, 02/15/32	32,120

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
29,698	Series 2410, Class QS, IF, 19.101%, 02/15/32	42,772
31,341	Series 2410, Class QX, IF, IO, 8.496%, 02/15/32	8,399
34,512	Series 2412, Class SP, IF, 15.793%, 02/15/32	43,967
63,583	Series 2423, Class MC, 7.000%, 03/15/32	72,835
107,048	Series 2423, Class MT, 7.000%, 03/15/32	122,818
227,841	Series 2435, Class CJ, 6.500%, 04/15/32	246,866
40,626	Series 2444, Class ES, IF, IO, 7.796%, 03/15/32	10,597
27,084	Series 2450, Class SW, IF, IO, 7.846%, 03/15/32	5,956
92,916	Series 2455, Class GK, 6.500%, 05/15/32	104,053
54,154	Series 2484, Class LZ, 6.500%, 07/15/32	60,898
235,226	Series 2500, Class MC, 6.000%, 09/15/32	265,427
10,879	Series 2503, Class BH, 5.500%, 09/15/17	11,455
96,876	Series 2527, Class BP, 5.000%, 11/15/17	101,712
79,989	Series 2535, Class BK, 5.500%, 12/15/22	87,673
2,350,856	Series 2543, Class YX, 6.000%, 12/15/32	2,603,954
170,375	Series 2544, Class HC, 6.000%, 12/15/32	188,479
329,006	Series 2575, Class ME, 6.000%, 02/15/33	363,310
804,937	Series 2578, Class PG, 5.000%, 02/15/18	846,976
23,968	Series 2586, Class WI, IO, 6.500%, 03/15/33	4,354
37,728	Series 2626, Class NS, IF, IO, 6.396%, 06/15/23	2,867
27,992	Series 2638, Class DS, IF, 8.446%, 07/15/23	32,144
121,572	Series 2647, Class A, 3.250%, 04/15/32	126,243
446,658	Series 2651, Class VZ, 4.500%, 07/15/18	468,330
862,974	Series 2656, Class BG, 5.000%, 10/15/32	911,068
105,949	Series 2682, Class LC, 4.500%, 07/15/32	109,122
9,841	Series 2780, Class JG, 4.500%, 04/15/19	10,118
411,548	Series 2827, Class DG, 4.500%, 07/15/19	433,368
6,046	Series 2989, Class PO, PO, 06/15/23	6,003
300,000	Series 3047, Class OD, 5.500%, 10/15/35	337,002
174,074	Series 3085, Class VS, HB, IF, 28.106%, 12/15/35	274,036
57,260	Series 3117, Class EO, PO, 02/15/36	51,683
56,670	Series 3260, Class CS, IF, IO, 5.986%, 01/15/37	8,352
141,896	Series 3385, Class SN, IF, IO, 5.846%, 11/15/37	18,881
146,896	Series 3387, Class SA, IF, IO, 6.266%, 11/15/37	20,816
108,637	Series 3451, Class SA, IF, IO, 5.896%, 05/15/38	15,906
383,045	Series 3455, Class SE, IF, IO, 6.046%, 06/15/38	48,777
423,709	Series 3688, Class NI, IO, 5.000%, 04/15/32	40,185
142,603	Series 3759, Class HI, IO, 4.000%, 08/15/37	18,943
181,246	Series 3772, Class IO, IO, 3.500%, 09/15/24	9,826
436	Series 47, Class F, 10.000%, 06/15/20	492
357	Series 99, Class Z, 9.500%, 01/15/21	400
	Federal Home Loan Mortgage Corp. STRIPS,
135,371	Series 233, Class 11, IO, 5.000%, 09/15/35	21,158
166,662	Series 239, Class S30, IF, IO, 7.546%, 08/15/36	30,225
442,412	Series 262, Class 35, 3.500%, 07/15/42	447,375
453,033	Series 299, Class 300, 3.000%, 01/15/43	448,115
	Federal Home Loan Mortgage Corp. Structured Pass-Through Securities,
16,136	Series T-41, Class 3A, VAR, 6.675%, 07/25/32	18,372
105,107	Series T-54, Class 2A, 6.500%, 02/25/43	123,519
48,884	Series T-54, Class 3A, 7.000%, 02/25/43	58,922
208,408	Series T-56, Class APO, PO, 05/25/43	171,942
27,349	Series T-58, Class APO, PO, 09/25/43	22,919
1,000,000	Federal National Mortgage Association - ACES, Series 2014-M3, Class A2, VAR, 3.501%, 01/25/24	1,038,597
	Federal National Mortgage Association REMIC,
4,177	Series 1988-16, Class B, 9.500%, 06/25/18	4,509

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
3,617	Series 1989-83, Class H, 8.500%, 11/25/19	4,038
704	Series 1990-1, Class D, 8.800%, 01/25/20	788
4,432	Series 1990-10, Class L, 8.500%, 02/25/20	4,960
467	Series 1990-93, Class G, 5.500%, 08/25/20	499
16	Series 1990-140, Class K, HB, 652.145%, 12/25/20	157
1,043	Series 1990-143, Class J, 8.750%, 12/25/20	1,195
18,420	Series 1992-101, Class J, 7.500%, 06/25/22	20,631
7,965	Series 1992-143, Class MA, 5.500%, 09/25/22	8,582
27,224	Series 1993-146, Class E, PO, 05/25/23	25,892
62,673	Series 1993-155, Class PJ, 7.000%, 09/25/23	71,516
1,999	Series 1993-165, Class SD, IF, 13.423%, 09/25/23	2,568
9,968	Series 1993-165, Class SK, IF, 12.500%, 09/25/23	11,426
85,217	Series 1993-203, Class PL, 6.500%, 10/25/23	94,982
8,789	Series 1993-205, Class H, PO, 09/25/23	8,344
418,093	Series 1993-223, Class PZ, 6.500%, 12/25/23	457,857
86,009	Series 1993-225, Class UB, 6.500%, 12/25/23	96,239
2,504	Series 1993-230, Class FA, VAR, 0.754%, 12/25/23	2,541
65,770	Series 1993-250, Class Z, 7.000%, 12/25/23	66,871
207,059	Series 1994-37, Class L, 6.500%, 03/25/24	231,456
1,794,897	Series 1994-72, Class K, 6.000%, 04/25/24	1,954,661
19,467	Series 1995-2, Class Z, 8.500%, 01/25/25	22,568
83,206	Series 1995-19, Class Z, 6.500%, 11/25/23	94,734
3,636	Series 1996-59, Class J, 6.500%, 08/25/22	3,956
124,993	Series 1997-20, Class IB, IO, VAR, 1.840%, 03/25/27	5,892
17,632	Series 1997-39, Class PD, 7.500%, 05/20/27	20,505
33,752	Series 1997-46, Class PL, 6.000%, 07/18/27	36,616
82,377	Series 1997-61, Class ZC, 7.000%, 02/25/23	92,517
13,744	Series 1998-36, Class ZB, 6.000%, 07/18/28	15,306
30,102	Series 1998-43, Class SA, IF, IO, 17.470%, 04/25/23	10,396
43,620	Series 1998-46, Class GZ, 6.500%, 08/18/28	48,716
79,810	Series 1998-58, Class PC, 6.500%, 10/25/28	89,082
189,882	Series 1999-39, Class JH, IO, 6.500%, 08/25/29	35,236
5,815	Series 2000-52, Class IO, IO, 8.500%, 01/25/31	1,420
76,222	Series 2001-4, Class PC, 7.000%, 03/25/21	83,704
63,500	Series 2001-30, Class PM, 7.000%, 07/25/31	72,150
213,609	Series 2001-33, Class ID, IO, 6.000%, 07/25/31	41,202
96,145	Series 2001-36, Class DE, 7.000%, 08/25/31	109,850
10,075	Series 2001-44, Class PD, 7.000%, 09/25/31	11,352
10,016	Series 2001-52, Class XN, 6.500%, 11/25/15	10,250
155,769	Series 2001-61, Class Z, 7.000%, 11/25/31	175,592
22,459	Series 2001-69, Class PG, 6.000%, 12/25/16	23,243
15,223	Series 2001-71, Class QE, 6.000%, 12/25/16	15,777
22,365	Series 2002-1, Class HC, 6.500%, 02/25/22	24,717
7,883	Series 2002-1, Class SA, HB, IF, 24.685%, 02/25/32	12,711
28,805	Series 2002-2, Class UC, 6.000%, 02/25/17	30,043
26,104	Series 2002-3, Class OG, 6.000%, 02/25/17	27,039
199,394	Series 2002-13, Class SJ, IF, IO, 1.600%, 03/25/32	12,424
157,943	Series 2002-15, Class PO, PO, 04/25/32	145,079
70,531	Series 2002-28, Class PK, 6.500%, 05/25/32	79,017
180,006	Series 2002-62, Class ZE, 5.500%, 11/25/17	189,528

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
141,712	Series 2002-68, Class SH, IF, IO, 7.846%, 10/18/32	37,114
15,398	Series 2002-77, Class S, IF, 14.200%, 12/25/32	19,814
113,944	Series 2002-94, Class BK, 5.500%, 01/25/18	119,064
242,217	Series 2003-7, Class A1, 6.500%, 12/25/42	277,149
293,000	Series 2003-22, Class UD, 4.000%, 04/25/33	306,648
73,881	Series 2003-44, Class IU, IO, 7.000%, 06/25/33	15,112
56,561	Series 2003-47, Class PE, 5.750%, 06/25/33	62,382
12,507	Series 2003-64, Class SX, IF, 13.364%, 07/25/33	15,120
18,952	Series 2003-66, Class PA, 3.500%, 02/25/33	19,591
44,102	Series 2003-71, Class DS, IF, 7.257%, 08/25/33	46,140
35,793	Series 2003-71, Class IM, IO, 5.500%, 12/25/31	327
71,260	Series 2003-80, Class SY, IF, IO, 7.495%, 06/25/23	5,851
937,238	Series 2003-81, Class MC, 5.000%, 12/25/32	979,365
453,472	Series 2003-82, Class VB, 5.500%, 08/25/33	477,472
22,862	Series 2003-91, Class SD, IF, 12.242%, 09/25/33	27,362
196,363	Series 2003-116, Class SB, IF, IO, 7.445%, 11/25/33	47,223
1,125,667	Series 2003-128, Class DY, 4.500%, 01/25/24	1,211,517
12,517	Series 2003-130, Class SX, IF, 11.288%, 01/25/34	14,898
29,533	Series 2003-132, Class OA, PO, 08/25/33	27,058
548,654	Series 2004-2, Class OE, 5.000%, 05/25/23	568,137
96,366	Series 2004-4, Class QM, IF, 13.891%, 06/25/33	117,320
51,176	Series 2004-10, Class SC, HB, IF, 27.982%, 02/25/34	68,697
138,014	Series 2004-36, Class SA, IF, 19.100%, 05/25/34	188,708
87,711	Series 2004-46, Class SK, IF, 16.075%, 05/25/34	113,507
13,490	Series 2004-51, Class SY, IF, 13.931%, 07/25/34	17,190
70,266	Series 2004-61, Class SK, IF, 8.500%, 11/25/32	80,775
59,954	Series 2004-76, Class CL, 4.000%, 10/25/19	62,517
224	Series 2004-92, Class JO, PO, 12/25/34	224
207,248	Series 2005-45, Class DC, HB, IF, 23.744%, 06/25/35	302,654
29,751	Series 2005-52, Class PA, 6.500%, 06/25/35	31,740
390,024	Series 2005-68, Class BC, 5.250%, 06/25/35	420,773
223,314	Series 2005-84, Class XM, 5.750%, 10/25/35	241,805
485,529	Series 2005-110, Class MN, 5.500%, 06/25/35	520,073
79,846	Series 2006-22, Class AO, PO, 04/25/36	69,589
31,663	Series 2006-46, Class SW, HB, IF, 23.633%, 06/25/36	44,629
60,264	Series 2006-59, Class QO, PO, 01/25/33	59,107
94,658	Series 2006-110, Class PO, PO, 11/25/36	87,152
144,151	Series 2006-117, Class GS, IF, IO, 6.496%, 12/25/36	21,056
42,337	Series 2007-7, Class SG, IF, IO, 6.346%, 08/25/36	8,310
254,082	Series 2007-53, Class SH, IF, IO, 5.946%, 06/25/37	33,328
235,393	Series 2007-88, Class VI, IF, IO, 6.386%, 09/25/37	35,997
191,805	Series 2007-100, Class SM, IF, IO, 6.296%, 10/25/37	26,741
192,469	Series 2008-1, Class BI, IF, IO, 5.756%, 02/25/38	20,585
52,798	Series 2008-16, Class IS, IF, IO, 6.046%, 03/25/38	8,111
139,754	Series 2008-46, Class HI, IO, VAR, 1.742%, 06/25/38	14,196
72,681	Series 2008-53, Class CI, IF, IO, 7.045%, 07/25/38	12,229
164,584	Series 2009-112, Class ST, IF, IO, 6.095%, 01/25/40	22,165
92,589	Series 2010-35, Class SB, IF, IO, 6.266%, 04/25/40	11,979
379,645	Series 2013-128, Class PO, PO, 12/25/43	284,413
1,998	Series G92-42, Class Z, 7.000%, 07/25/22	2,207
27,804	Series G92-44, Class ZQ, 8.000%, 07/25/22	29,892

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
21,179	Series G92-54, Class ZQ, 7.500%, 09/25/22	23,353
1,451	Series G92-59, Class F, VAR, 1.376%, 10/25/22	1,474
4,109	Series G92-61, Class Z, 7.000%, 10/25/22	4,698
9,496	Series G92-66, Class KA, 6.000%, 12/25/22	10,319
44,915	Series G92-66, Class KB, 7.000%, 12/25/22	50,032
11,861	Series G93-1, Class KA, 7.900%, 01/25/23	13,568
12,680	Series G93-17, Class SI, IF, 6.000%, 04/25/23	13,985
	Federal National Mortgage Association REMIC Trust,
50,446	Series 1999-W1, Class PO, PO, 02/25/29	46,748
193,066	Series 1999-W4, Class A9, 6.250%, 02/25/29	215,029
413,806	Series 2002-W7, Class A4, 6.000%, 06/25/29	450,847
353,841	Series 2003-W1, Class 1A1, VAR, 5.883%, 12/25/42	396,379
47,662	Series 2003-W1, Class 2A, VAR, 6.584%, 12/25/42	55,645
	Federal National Mortgage Association STRIPS,
12,963	Series 329, Class 1, PO, 01/25/33	11,909
59,290	Series 365, Class 8, IO, 5.500%, 05/25/36	10,199
44,230	Federal National Mortgage Association Trust, Series 2004-W2, Class 2A2, 7.000%, 02/25/44	50,938
	Government National Mortgage Association,
149,430	Series 1994-7, Class PQ, 6.500%, 10/16/24	170,404
88,237	Series 1998-22, Class PD, 6.500%, 09/20/28	93,239
28,139	Series 1999-17, Class L, 6.000%, 05/20/29	31,425
36,641	Series 1999-41, Class Z, 8.000%, 11/16/29	43,154
144,826	Series 2000-21, Class Z, 9.000%, 03/16/30	172,621
2,454	Series 2000-36, Class IK, IO, 9.000%, 11/16/30	468
428,038	Series 2000-36, Class PB, 7.500%, 11/16/30	507,049
982,766	Series 2001-10, Class PE, 6.500%, 03/16/31	1,111,694
152,599	Series 2001-22, Class PS, HB, IF, 20.609%, 03/17/31	234,183
62,498	Series 2001-36, Class S, IF, IO, 7.896%, 08/16/31	16,036
34,359	Series 2001-53, Class SR, IF, IO, 7.997%, 10/20/31	1,451
81,587	Series 2001-64, Class MQ, 6.500%, 12/20/31	93,490
1,000,000	Series 2001-64, Class PB, 6.500%, 12/20/31	1,134,069
11,091	Series 2002-24, Class SB, IF, 11.695%, 04/16/32	13,859
5,512	Series 2003-24, Class PO, PO, 03/16/33	4,670
284,023	Series 2004-11, Class SW, IF, IO, 5.347%, 02/20/34	36,087
33,564	Series 2004-28, Class S, IF, 19.240%, 04/16/34	48,096
200,381	Series 2007-45, Class QA, IF, IO, 6.487%, 07/20/37	31,604
154,692	Series 2007-76, Class SA, IF, IO, 6.377%, 11/20/37	23,859
150,391	Series 2008-2, Class MS, IF, IO, 7.006%, 01/16/38	27,072
107,957	Series 2008-55, Class SA, IF, IO, 6.046%, 06/20/38	14,897
85,133	Series 2009-6, Class SA, IF, IO, 5.946%, 02/16/39	11,943
231,269	Series 2009-6, Class SH, IF, IO, 5.887%, 02/20/39	30,664
161,470	Series 2009-14, Class KI, IO, 6.500%, 03/20/39	32,350
113,660	Series 2009-14, Class NI, IO, 6.500%, 03/20/39	23,578
338,523	Series 2009-22, Class SA, IF, IO, 6.117%, 04/20/39	44,681
304,745	Series 2009-31, Class ST, IF, IO, 6.197%, 03/20/39	38,891
304,745	Series 2009-31, Class TS, IF, IO, 6.147%, 03/20/39	38,493
314,182	Series 2009-64, Class SN, IF, IO, 5.946%, 07/16/39	39,485
119,489	Series 2009-79, Class OK, PO, 11/16/37	112,878
159,405	Series 2009-102, Class SM, IF, IO, 6.246%, 06/16/39	16,355
502,306	Series 2009-106, Class ST, IF, IO, 5.847%, 02/20/38	69,584

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Agency CMO — continued
168,478	Series 2010-130, Class CP, 7.000%, 10/16/40	197,354
317,071	Series 2011-75, Class SM, IF, IO, 6.446%, 05/20/41	57,319
887,803	Series 2013-H08, Class FC, VAR, 0.604%, 02/20/63	887,996
489,161	Series 2013-H09, Class HA, 1.650%, 04/20/63	481,264
499,860	Series 2014-H17, Class FC, VAR, 0.656%, 07/20/64	500,516
	Vendee Mortgage Trust,
59,594	Series 1994-1, Class 1, VAR, 5.575%, 02/15/24	64,872
140,167	Series 1996-1, Class 1Z, 6.750%, 02/15/26	159,592
77,519	Series 1996-2, Class 1Z, 6.750%, 06/15/26	88,918
279,187	Series 1997-1, Class 2Z, 7.500%, 02/15/27	327,078
75,477	Series 1998-1, Class 2E, 7.000%, 03/15/28	87,196

		34,274,699

	Non-Agency CMO — 7.2%
	Alternative Loan Trust,
15,373	Series 2003-J1, Class PO, PO, 10/25/33	13,008
2,028,734	Series 2004-2CB, Class 1A9, 5.750%, 03/25/34	2,077,264
583,348	Series 2005-20CB, Class 3A8, IF, IO, 4.596%, 07/25/35	70,533
828,814	Series 2005-28CB, Class 1A4, 5.500%, 08/25/35	792,482
413,446	Series 2005-54CB, Class 1A11, 5.500%, 11/25/35	379,640
772,421	Series 2005-22T1, Class A2, IF, IO, 4.916%, 06/25/35	103,886
635,160	Series 2005-J1, Class 1A4, IF, IO, 4.946%, 02/25/35	59,234
	Banc of America Alternative Loan Trust,
24,751	Series 2003-9, Class 1CB2, 5.500%, 11/25/33	25,106
314,167	Series 2004-5, Class 3A3, PO, 06/25/34	251,527
34,289	Series 2004-6, Class 15PO, PO, 07/25/19	32,981
	Banc of America Funding Trust,
42,040	Series 2004-1, Class PO, PO, 03/25/34	33,492
304,347	Series 2005-6, Class 2A7, 5.500%, 10/25/35	304,669
46,806	Series 2005-7, Class 30PO, PO, 11/25/35	35,138
179,406	Series 2005-E, Class 4A1, VAR, 2.683%, 03/20/35	179,615
	Banc of America Mortgage Trust,
12,547	Series 2003-8, Class APO, PO, 11/25/33	10,092
52,424	Series 2004-3, Class 1A26, 5.500%, 04/25/34	53,789
9,410	Series 2004-4, Class APO, PO, 05/25/34	8,189
165,510	Series 2004-5, Class 2A2, 5.500%, 06/25/34	168,707
131,730	Series 2004-6, Class 2A5, PO, 07/25/34	109,628
33,937	Series 2004-6, Class APO, PO, 07/25/34	29,942
17,674	Series 2004-7, Class 1A19, PO, 08/25/34	16,143
140,358	Series 2004-J, Class 3A1, VAR, 2.914%, 11/25/34	140,572
	BCAP LLC Trust,
111,961	Series 2011-RR5, Class 11A3, VAR, 0.304%, 05/28/36 (e)	110,044
20,679	Series 2011-RR5, Class 14A3, VAR, 2.508%, 07/26/36 (e)	20,603
	Bear Stearns ARM Trust,
55,849	Series 2003-7, Class 3A, VAR, 2.413%, 10/25/33	56,251
105,422	Series 2005-5, Class A1, VAR, 2.160%, 08/25/35	107,203
350,462	Series 2006-1, Class A1, VAR, 2.369%, 02/25/36	352,730
	CHL Mortgage Pass-Through Trust,
12,533	Series 2003-J7, Class 4A3, IF, 9.573%, 08/25/18	13,087
74,879	Series 2004-7, Class 2A1, VAR, 2.470%, 06/25/34	73,926
43,438	Series 2004-HYB1, Class 2A, VAR, 2.557%, 05/20/34	41,615
61,224	Series 2004-HYB3, Class 2A, VAR, 2.330%, 06/20/34	58,872
68,064	Series 2004-J8, Class 1A2, 4.750%, 11/25/19	69,883
6,402	Series 2004-J8, Class POA, PO, 11/25/19	6,303
168,955	Series 2005-16, Class A23, 5.500%, 09/25/35	157,760
316,850	Series 2005-22, Class 2A1, VAR, 2.532%, 11/25/35	270,429

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
	Citigroup Mortgage Loan Trust, Inc.,
12,137	Series 2003-UP3, Class A3, 7.000%, 09/25/33	12,565
11,598	Series 2003-UST1, Class A1, 5.500%, 12/25/18	11,877
3,235	Series 2003-UST1, Class PO1, PO, 12/25/18	3,066
3,775	Series 2003-UST1, Class PO3, PO, 12/25/18	3,724
104,041	Series 2005-1, Class 2A1A, VAR, 2.709%, 04/25/35	80,103
219,709	Series 2010-8, Class 6A6, 4.500%, 12/25/36 (e)	225,857
5,864	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-5, Class 5P, PO, 08/25/19	5,754
	CSMC,
176,437	Series 2010-11R, Class A6, VAR, 1.152%, 06/28/47 (e)	169,103
92,337	Series 2011-9R, Class A1, VAR, 2.152%, 03/27/46 (e)	92,662
58,979	FDIC Trust, Series 2013-N1, Class A, 4.500%, 10/25/18 (e)	59,498
244,128	First Horizon Alternative Mortgage Securities Trust, Series 2005-FA8, Class 1A19, 5.500%, 11/25/35	215,802
	First Horizon Mortgage Pass-Through Trust,
213,311	Series 2004-AR7, Class 2A2, VAR, 2.552%, 02/25/35	214,124
165,360	Series 2005-AR1, Class 2A2, VAR, 2.574%, 04/25/35	166,078
	GMACM Mortgage Loan Trust,
112,296	Series 2003-AR1, Class A4, VAR, 2.855%, 10/19/33	112,074
109,392	Series 2004-J5, Class A7, 6.500%, 01/25/35	114,977
531,205	Series 2005-AR3, Class 3A4, VAR, 2.796%, 06/19/35	527,183
	GSR Mortgage Loan Trust,
89,831	Series 2004-6F, Class 1A2, 5.000%, 05/25/34	90,664
345,867	Series 2004-6F, Class 3A4, 6.500%, 05/25/34	370,477
86,998	Series 2004-13F, Class 3A3, 6.000%, 11/25/34	86,009
59,897	Impac Secured Assets Trust, Series 2006-1, Class 2A1, VAR, 0.505%, 05/25/36	59,405
1,262,058	IndyMac INDX Mortgage Loan Trust, Series 2005-AR11, Class A7, IO, VAR, 0.000%, 08/25/35	395
121,020	JP Morgan Mortgage Trust, Series 2006-A2, Class 5A3, VAR, 2.494%, 11/25/33	121,886
71,951	MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 2A1, VAR, 2.643%, 04/21/34	72,692
	MASTR Alternative Loan Trust,
91,429	Series 2003-9, Class 8A1, 6.000%, 01/25/34	91,562
189,806	Series 2004-4, Class 10A1, 5.000%, 05/25/24	200,884
199,372	Series 2004-6, Class 7A1, 6.000%, 07/25/34	202,962
25,037	Series 2004-7, Class 30PO, PO, 08/25/34	19,999
120,929	Series 2004-8, Class 6A1, 5.500%, 09/25/19	125,296
92,163	Series 2004-10, Class 1A1, 4.500%, 09/25/19	93,809
	MASTR Asset Securitization Trust,
270,109	Series 2003-11, Class 9A6, 5.250%, 12/25/33	284,255
17,503	Series 2003-12, Class 15PO, PO, 12/25/18	16,971
31,306	Series 2004-6, Class 15PO, PO, 07/25/19	30,720
17,951	Series 2004-8, Class PO, PO, 08/25/19	16,595
60,180	Series 2004-10, Class 15PO, PO, 10/25/19	58,469
120,481	MASTR Resecuritization Trust, Series 2005-PO, Class 3PO, PO, 05/28/35 (e)	96,385
62,434	MortgageIT Trust, Series 2005-1, Class 1A1, VAR, 0.475%, 02/25/35	61,205
51,185	NACC Reperforming Loan REMIC Trust, Series 2004-R2, Class A1, VAR, 6.500%, 10/25/34 (e)	52,164
380,285	PHH Alternative Mortgage Trust, Series 2007-2, Class 2X, IO, 6.000%, 05/25/37	76,101
	RALI Trust,
35,211	Series 2002-QS8, Class A5, 6.250%, 06/25/17	35,702
783,019	Series 2003-QR19, Class CB4, 5.750%, 10/25/33	814,821
10,437	Series 2003-QS3, Class A2, IF, 16.160%, 02/25/18	11,738
9,950	Series 2003-QS3, Class A8, IF, IO, 7.445%, 02/25/18	221

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Collateralized Mortgage Obligations — continued
	Non-Agency CMO — continued
73,369	Series 2003-QS9, Class A3, IF, IO, 7.396%, 05/25/18	7,667
108,738	Series 2003-QS14, Class A1, 5.000%, 07/25/18	110,550
34,414	Series 2003-QS18, Class A1, 5.000%, 09/25/18	35,186
8,136	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.750%, 02/25/19	8,334
148,661	RFMSI Trust, Series 2005-SA4, Class 1A1, VAR, 2.687%, 09/25/35	125,073
4,662	SACO I, Inc., Series 1997-2, Class 1A5, 7.000%, 08/25/36 (e)	4,757
	Salomon Brothers Mortgage Securities VII, Inc.,
69,408	Series 2003-HYB1, Class A, VAR, 2.498%, 09/25/33	70,773
2,966	Series 2003-UP2, Class PO1, PO, 12/25/18	2,596
	Springleaf Mortgage Loan Trust,
61,638	Series 2012-2A, Class A, VAR, 2.220%, 10/25/57 (e)	62,539
209,624	Series 2013-1A, Class A, VAR, 1.270%, 06/25/58 (e)	208,907
124,000	Series 2013-1A, Class M1, VAR, 2.310%, 06/25/58 (e)	121,423
108,000	Series 2013-1A, Class M2, VAR, 3.140%, 06/25/58 (e)	108,223
167,898	Series 2013-2A, Class A, VAR, 1.780%, 12/25/65 (e)	167,615
125,000	Series 2013-2A, Class M1, VAR, 3.520%, 12/25/65 (e)	127,574
130,294	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 5A4, VAR, 2.379%, 06/25/34	129,581
108,514	Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-33H, Class 1A1, 5.500%, 10/25/33	110,936
	WaMu Mortgage Pass-Through Certificates Trust,
20,799	Series 2003-AR8, Class A, VAR, 2.393%, 08/25/33	21,488
94,923	Series 2003-AR9, Class 1A6, VAR, 2.407%, 09/25/33	98,295
6,568	Series 2003-S4, Class 3A, 5.500%, 06/25/33	6,596
36,054	Series 2004-AR3, Class A2, VAR, 2.376%, 06/25/34	36,798
	Washington Mutual Mortgage Pass- Through Certificates WMALT Trust,
1,419,551	Series 2005-2, Class 1A4, IF, IO, 4.896%, 04/25/35	203,183
409,982	Series 2005-2, Class 2A3, IF, IO, 4.845%, 04/25/35	52,490
367,367	Series 2005-3, Class CX, IO, 5.500%, 05/25/35	77,231
347,761	Series 2005-4, Class CB7, 5.500%, 06/25/35	324,477
18,186	Series 2005-4, Class DP, PO, 06/25/20	17,321
116,491	Series 2005-6, Class 2A4, 5.500%, 08/25/35	107,873
	Wells Fargo Mortgage-Backed Securities Trust,
28,971	Series 2003-K, Class 1A1, VAR, 2.490%, 11/25/33	29,500
57,942	Series 2003-K, Class 1A2, VAR, 2.490%, 11/25/33	59,140
64,008	Series 2004-EE, Class 3A1, VAR, 2.514%, 12/25/34	65,159
176,995	Series 2004-P, Class 2A1, VAR, 2.613%, 09/25/34	180,862
328,612	Series 2005-AR3, Class 1A1, VAR, 2.619%, 03/25/35	333,990
96,906	Series 2005-AR8, Class 2A1, VAR, 2.600%, 06/25/35	97,595
78,183	Series 2005-AR16, Class 2A1, VAR, 2.612%, 02/25/34	79,619

		14,533,528

	Total Collateralized Mortgage Obligations (Cost $45,302,437)	48,808,227

Commercial Mortgage-Backed Securities — 2.4%
179,571	A10 Securitization LLC, Series 2013-1, Class A, 2.400%, 11/15/25 (e)	180,105
286,134	A10 Term Asset Financing LLC, Series 2013-2, Class A, 2.620%, 11/15/27 (e)	287,065
233,449	Banc of America Commercial Mortgage Trust, Series 2006-4, Class A4, 5.634%, 07/10/46	246,886
	Banc of America Merrill Lynch Commercial Mortgage, Inc.,
125,000	Series 2005-3, Class A4, 4.668%, 07/10/43	126,470
125,000	Series 2005-3, Class AM, 4.727%, 07/10/43	127,428
	BB-UBS Trust,
100,000	Series 2012-SHOW, Class A, 3.430%, 11/05/36 (e)	98,642

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Commercial Mortgage-Backed Securities — continued
100,000	Series 2012-TFT, Class A, 2.892%, 06/05/30 (e)	96,776
	Bear Stearns Commercial Mortgage Securities Trust,
218,411	Series 2005-PWR8, Class A4, 4.674%, 06/11/41	221,416
358,071	Series 2006-PW11, Class A4, VAR, 5.600%, 03/11/39	374,461
10,250,667	CD Commercial Mortgage Trust, Series 2007-CD4, Class XC, IO, VAR, 0.552%, 12/11/49 (e)	77,536
	Citigroup Commercial Mortgage Trust,
100,000	Series 2005-C3, Class AM, VAR, 4.830%, 05/15/43	101,744
95,432	Series 2013-SMP, Class A, 2.110%, 01/12/30 (e)	96,256
	COMM Mortgage Trust,
125,000	Series 2013-SFS, Class A2, VAR, 3.086%, 04/12/35 (e)	122,857
200,000	Series 2014-CR19, Class A5, 3.796%, 08/10/47	204,344
565,000	Commercial Mortgage Pass-Through Certificates, Series 2006-C1, Class A4, VAR, 5.609%, 02/15/39	589,596
229,000	Federal Home Loan Mortgage Corp., Multifamily Structured Pass-Through Certificates, Series K038, Class A2, 3.389%, 03/25/24	236,407
83,930	GMAC Commercial Mortgage Securities, Inc. Trust, Series 2006-C1, Class A4, VAR, 5.238%, 11/10/45	86,615
122,000	GS Mortgage Securities Corp. Trust, Series 2013-NYC5, Class A, 2.318%, 01/10/30 (e)	122,752
19,233	LB-UBS Commercial Mortgage Trust, Series 2005-C1, Class A4, 4.742%, 02/15/30	19,271
3,268,315	Morgan Stanley Capital I Trust, Series 2006-IQ12, Class X1, IO, VAR, 0.670%, 12/15/43 (e)	30,055
648,927	NCUA Guaranteed Notes Trust, Series 2010-C1, Class APT, 2.650%, 10/29/20	658,640
85,070	TIAA Seasoned Commercial Mortgage Trust, Series 2007-C4, Class A3, VAR, 5.573%, 08/15/39	85,547
116,000	UBS-BAMLL Trust, Series 2012-WRM, Class A, 3.663%, 06/10/30 (e)	116,355
104,000	UBS-Barclays Commercial Mortgage Trust, Series 2012-C2, Class A4, 3.525%, 05/10/63	106,239
200,000	VNDO Mortgage Trust, Series 2013- PENN, Class A, 3.808%, 12/13/29 (e)	209,467
17,695	Wachovia Bank Commercial Mortgage Trust, Series 2004-C11, Class A5, VAR, 5.215%, 01/15/41	17,691
110,000	WFRBS Commercial Mortgage Trust, Series 2011-C3, Class A4, 4.375%, 03/15/44 (e)	119,023

	Total Commercial Mortgage-Backed Securities (Cost $4,619,290)	4,759,644

Corporate Bonds —15.7%
Consumer Discretionary — 1.3%
	Auto Components — 0.0% (g)
7,000	Johnson Controls, Inc., 4.950%, 07/02/64	6,830
	Automobiles — 0.1%

150,000	Daimler Finance North America LLC, 1.875%, 01/11/18 (e)	149,847

	Media — 1.1%
	21st Century Fox America, Inc.,
50,000	6.650%, 11/15/37	62,674
50,000	7.250%, 05/18/18	58,983
150,000	7.300%, 04/30/28	186,440
	CBS Corp.,
78,000	3.700%, 08/15/24	77,027
21,000	5.750%, 04/15/20	24,004
75,000	Comcast Cable Holdings LLC, 10.125%, 04/15/22	104,045
	Comcast Corp.,
39,000	4.200%, 08/15/34	38,665
87,000	4.250%, 01/15/33	88,056
50,000	5.900%, 03/15/16	53,723
50,000	6.450%, 03/15/37	63,902
30,000	6.500%, 01/15/17	33,596
35,000	6.500%, 11/15/35	45,531
	Cox Communications, Inc.,
9,000	5.450%, 12/15/14	9,089
20,000	8.375%, 03/01/39 (e)	28,351
	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.,
125,000	4.600%, 02/15/21	135,846
67,000	5.000%, 03/01/21	74,193
125,000	6.000%, 08/15/40	140,390
78,000	Discovery Communications LLC, 4.375%, 06/15/21	83,739
100,000	Historic TW, Inc., 9.150%, 02/01/23	134,911
75,000	NBCUniversal Media LLC, 5.950%, 04/01/41	91,545

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Media — continued
	Thomson Reuters Corp., (Canada),
25,000	3.850%, 09/29/24	24,810
84,000	3.950%, 09/30/21	87,449
	Time Warner Cable, Inc.,
50,000	6.550%, 05/01/37	63,075
50,000	6.750%, 07/01/18	58,136
50,000	7.300%, 07/01/38	67,996
	Time Warner Entertainment Co. LP,
50,000	8.375%, 03/15/23	66,538
25,000	8.375%, 07/15/33	36,928
	Time Warner, Inc.,
35,000	4.750%, 03/29/21	38,139
75,000	6.200%, 03/15/40	88,067
7,000	6.250%, 03/29/41	8,255
15,000	6.500%, 11/15/36	18,048
	Viacom, Inc.,
8,000	1.250%, 02/27/15	8,027
22,000	3.250%, 03/15/23	21,509
43,000	3.875%, 12/15/21	44,550
20,000	4.500%, 02/27/42	18,845
5,000	6.250%, 04/30/16	5,411

		2,190,493

	Multiline Retail — 0.0% (g)
	Macy’s Retail Holdings, Inc.,
18,000	4.375%, 09/01/23	18,992
9,000	5.125%, 01/15/42	9,390

		28,382

	Specialty Retail — 0.1%
30,000	Gap, Inc. (The), 5.950%, 04/12/21	34,118
70,000	Home Depot, Inc. (The), 5.400%, 03/01/16	74,650
75,000	Lowe’s Cos., Inc., Series MTNB, 7.110%, 05/15/37	100,721

		209,489

	Total Consumer Discretionary	2,585,041

Consumer Staples — 0.6%
	Beverages — 0.1%
23,000	Anheuser-Busch InBev Worldwide, Inc., 7.750%, 01/15/19	27,767
95,000	Diageo Capital plc, (United Kingdom), 5.750%, 10/23/17	106,729
20,000	Diageo Finance B.V., (Netherlands), 5.300%, 10/28/15	21,012
15,000	FBG Finance Pty Ltd., (Australia), 5.125%, 06/15/15 (e)	15,462

		170,970

	Food & Staples Retailing — 0.2%
	CVS Caremark Corp.,
36,000	4.000%, 12/05/23	37,487
16,000	5.300%, 12/05/43	17,927
	Kroger Co. (The),
67,000	4.000%, 02/01/24	68,757
18,000	5.400%, 07/15/40	19,858
25,000	7.500%, 04/01/31	32,618
	Sysco Corp.,
19,000	3.000%, 10/02/21	19,036
16,000	4.500%, 10/02/44	16,117
70,000	Wal-Mart Stores, Inc., 6.500%, 08/15/37	92,836

		304,636

	Food Products — 0.3%
25,000	Archer-Daniels-Midland Co., 5.935%, 10/01/32	30,929
55,000	Bunge Ltd. Finance Corp., 8.500%, 06/15/19	68,304
27,000	Bunge N.A. Finance LP, 5.900%, 04/01/17	29,801
8,000	ConAgra Foods, Inc., 2.100%, 03/15/18	8,007
13,000	Kellogg Co., 1.750%, 05/17/17	13,102
	Kraft Foods Group, Inc.,
66,000	5.375%, 02/10/20	74,364
122,000	Series WI, 6.125%, 08/23/18	139,950
100,000	6.875%, 01/26/39	127,804
75,000	Mondelez International, Inc., 4.000%, 02/01/24	76,850
49,000	Tyson Foods, Inc., 3.950%, 08/15/24	49,086

		618,197

	Household Products — 0.0% (g)
60,696	Procter & Gamble—ESOP, Series A, 9.360%, 01/01/21	75,870

	Total Consumer Staples	1,169,673

	Energy — 1.6%
	Energy Equipment & Services — 0.1%
21,000	Diamond Offshore Drilling, Inc., 4.875%, 11/01/43	19,466
54,000	Halliburton Co., 3.500%, 08/01/23	54,972
5,000	Noble Holding International Ltd., (Cayman Islands), 3.950%, 03/15/22	4,870
	Transocean, Inc., (Cayman Islands),
18,000	6.375%, 12/15/21	19,146
75,000	6.500%, 11/15/20	79,693
14,000	7.350%, 12/15/41	15,122

		193,269

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Oil, Gas & Consumable Fuels — 1.5%
50,000	Apache Corp., 6.900%, 09/15/18	58,806
	BP Capital Markets plc, (United Kingdom),
71,000	2.750%, 05/10/23	67,058
150,000	4.742%, 03/11/21	165,491
100,000	Canadian Natural Resources Ltd., (Canada), 5.900%, 02/01/18	112,706
	Cenovus Energy, Inc., (Canada),
13,000	3.000%, 08/15/22	12,698
31,000	4.450%, 09/15/42	30,252
20,000	Chevron Corp., 2.355%, 12/05/22	19,046
200,000	CNOOC Nexen Finance ULC, (Canada), 4.250%, 04/30/24	203,248
	ConocoPhillips,
25,000	5.750%, 02/01/19	28,524
120,000	6.000%, 01/15/20	141,180
75,000	ConocoPhillips Canada Funding Co. I, (Canada), 5.625%, 10/15/16	82,357
	Devon Energy Corp.,
47,000	3.250%, 05/15/22	46,661
21,000	4.750%, 05/15/42	20,890
33,000	Ecopetrol S.A., (Colombia), 4.125%, 01/16/25	31,756
	Enterprise Products Operating LLC,
25,000	3.900%, 02/15/24	25,369
16,000	5.100%, 02/15/45	16,877
15,000	EOG Resources, Inc., 2.625%, 03/15/23	14,314
50,000	Kerr-McGee Corp., 7.875%, 09/15/31	69,243
76,000	Magellan Midstream Partners LP, 5.150%, 10/15/43	82,169
150,000	Marathon Oil Corp., 6.000%, 10/01/17	168,852
29,000	Marathon Petroleum Corp., 3.625%, 09/15/24	28,387
100,000	NGPL PipeCo LLC, 7.119%, 12/15/17 (e)	100,000
	Petrobras Global Finance B.V., (Netherlands),
56,000	4.375%, 05/20/23	52,474
147,000	6.250%, 03/17/24	154,001
	Petrobras International Finance Co., (Cayman Islands),
45,000	5.375%, 01/27/21	45,487
25,000	7.875%, 03/15/19	28,664
60,000	Petro-Canada, (Canada), 6.800%, 05/15/38	78,845
	Petroleos Mexicanos, (Mexico),
20,000	Series 144a, 4.875%, 01/18/24 (e)	20,980
42,000	6.375%, 01/23/45 (e)	47,494
50,000	Plains All American Pipeline LP/PAA Finance Corp., 3.600%, 11/01/24	49,072
	Spectra Energy Capital LLC,
47,000	3.300%, 03/15/23	44,797
50,000	5.650%, 03/01/20	55,859
45,000	7.500%, 09/15/38	57,584
50,000	8.000%, 10/01/19	61,857
	Spectra Energy Partners LP,
34,000	2.950%, 09/25/18	35,048
25,000	5.950%, 09/25/43	29,351
	Statoil ASA, (Norway),
143,000	2.650%, 01/15/24	136,859
50,000	3.125%, 08/17/17	52,487
45,000	Suncor Energy, Inc., (Canada), 6.850%, 06/01/39	59,561
	Talisman Energy, Inc., (Canada),
45,000	5.500%, 05/15/42	45,807
5,000	5.850%, 02/01/37	5,320
10,000	6.250%, 02/01/38	11,156
40,000	7.750%, 06/01/19	48,520
	Total Capital International S.A., (France),
28,000	1.550%, 06/28/17	28,200
50,000	2.750%, 06/19/21	49,750
150,000	Total Capital S.A., (France), 2.300%, 03/15/16	153,714
	TransCanada PipeLines Ltd., (Canada),
50,000	6.500%, 08/15/18	57,948
50,000	7.125%, 01/15/19	60,061

		2,996,780

	Total Energy	3,190,049

Financials — 6.8%
	Banks — 2.5%
	Bank of America Corp.,
50,000	2.000%, 01/11/18	49,783
295,000	Series L, 5.650%, 05/01/18	328,128
245,000	5.750%, 12/01/17	272,612
135,000	6.400%, 08/28/17	151,861
50,000	6.500%, 08/01/16	54,572
90,000	6.875%, 04/25/18	103,806
25,000	7.625%, 06/01/19	30,201
	Bank of Nova Scotia (The), (Canada),
100,000	2.550%, 01/12/17	103,079
82,000	3.400%, 01/22/15	82,783

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Banks — continued
	Barclays Bank plc, (United Kingdom),
106,000	2.750%, 02/23/15	106,951
150,000	6.050%, 12/04/17 (e)	166,734
	BB&T Corp.,
100,000	3.950%, 04/29/16	105,040
50,000	4.900%, 06/30/17	54,363
	Citigroup, Inc.,
13,000	1.250%, 01/15/16	13,067
22,000	4.500%, 01/14/22	23,588
150,000	4.700%, 05/29/15	154,090
30,000	4.750%, 05/19/15	30,786
9,000	5.375%, 08/09/20	10,185
58,000	5.500%, 09/13/25	63,163
5,000	6.000%, 08/15/17	5,600
101,000	6.010%, 01/15/15	102,592
100,000	8.125%, 07/15/39	148,183
45,000	8.500%, 05/22/19	56,249
10,000	Comerica, Inc., 3.800%, 07/22/26	9,926
200,000	Cooperatieve Centrale Raiffeisen-Boerenleenbank B.A., (Netherlands), 3.200%, 03/11/15 (e)	202,367
350,000	Glitnir Banki HF, (Iceland), 0.000%, 10/15/08 (d) (e) (i)	112,000
	HSBC Bank plc, (United Kingdom),
100,000	3.500%, 06/28/15 (e)	102,249
111,000	4.125%, 08/12/20 (e)	119,403
	National Australia Bank Ltd., (Australia),
200,000	2.750%, 09/28/15 (e)	204,546
100,000	3.750%, 03/02/15 (e)	101,399
	PNC Funding Corp.,
150,000	5.125%, 02/08/20	169,125
25,000	5.250%, 11/15/15	26,247
25,000	5.625%, 02/01/17	27,254
25,000	6.700%, 06/10/19	29,741
80,000	Royal Bank of Canada, (Canada), 2.000%, 10/01/18	80,640
72,000	Toronto-Dominion Bank (The), (Canada), 2.500%, 07/14/16	74,272
	U.S. Bancorp,
90,000	2.450%, 07/27/15	91,521
100,000	7.500%, 06/01/26	132,050
50,000	Wachovia Corp., 5.750%, 02/01/18	56,361
	Wells Fargo & Co.,
284,000	Series WI, 5.606%, 01/15/44	320,059
200,000	SUB, 3.676%, 06/15/16	209,095
	Wells Fargo Bank N.A.,
250,000	6.000%, 11/15/17	282,055
250,000	VAR, 0.564%, 03/15/16	250,593
	Westpac Banking Corp., (Australia),
65,000	4.200%, 02/27/15	65,956
121,000	4.875%, 11/19/19	134,976

		5,019,251

	Capital Markets — 1.8%
60,000	Ameriprise Financial, Inc., 4.000%, 10/15/23	62,742
	Bank of New York Mellon Corp. (The),
75,000	Series 1, 2.950%, 06/18/15	76,371
100,000	3.250%, 09/11/24	98,180
83,000	Series 10YR, 3.650%, 02/04/24	84,981
55,000	4.600%, 01/15/20	60,536
	BlackRock, Inc.,
80,000	3.500%, 12/10/14	80,474
130,000	Series 2, 5.000%, 12/10/19	146,908
65,000	6.250%, 09/15/17	73,677
100,000	Blackstone Holdings Finance Co. LLC, 5.875%, 03/15/21 (e)	115,680
	Goldman Sachs Group, Inc. (The),
55,000	2.625%, 01/31/19	54,858
75,000	3.625%, 02/07/16	77,507
20,000	3.700%, 08/01/15	20,503
23,000	5.250%, 07/27/21	25,498
156,000	5.375%, 03/15/20	173,685
100,000	5.500%, 11/15/14	100,632
200,000	5.950%, 01/18/18	223,899
75,000	5.950%, 01/15/27	85,301
50,000	6.150%, 04/01/18	56,378
80,000	6.750%, 10/01/37	95,503
125,000	7.500%, 02/15/19	149,053
29,000	Invesco Finance plc, (United Kingdom), 4.000%, 01/30/24	30,243
	Jefferies Group LLC,
55,000	3.875%, 11/09/15	56,592
110,000	6.450%, 06/08/27	123,246
35,000	6.875%, 04/15/21	40,785
65,000	8.500%, 07/15/19	80,315
	Macquarie Bank Ltd., (Australia),
62,000	2.000%, 08/15/16 (e)	63,025
223,000	5.000%, 02/22/17 (e)	240,315

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Capital Markets — continued
	Morgan Stanley,
100,000	4.200%, 11/20/14	100,059
20,000	4.350%, 09/08/26	19,656
35,000	5.500%, 07/28/21	39,421
200,000	5.625%, 09/23/19	225,135
130,000	5.950%, 12/28/17	145,601
65,000	Nomura Holdings, Inc., (Japan), 6.700%, 03/04/20	77,361
	State Street Corp.,
24,000	3.100%, 05/15/23	23,277
77,000	3.700%, 11/20/23	79,607
	UBS AG, (Switzerland),
250,000	3.875%, 01/15/15	252,609
100,000	5.750%, 04/25/18	112,761

		3,572,374

	Consumer Finance — 0.8%
50,000	American Express Co., 7.000%, 03/19/18	58,214
	American Honda Finance Corp.,
200,000	1.600%, 02/16/18 (e)	199,269
33,000	2.250%, 08/15/19	32,882
110,000	Capital One Financial Corp., 3.500%, 06/15/23	108,955
	Caterpillar Financial Services Corp.,
80,000	5.450%, 04/15/18	89,929
100,000	7.050%, 10/01/18	119,151
50,000	7.150%, 02/15/19	60,127
	Ford Motor Credit Co. LLC,
200,000	Series WI, 3.984%, 06/15/16	209,474
200,000	4.250%, 02/03/17	212,070
	HSBC Finance Corp.,
150,000	5.000%, 06/30/15	154,942
50,000	7.350%, 11/27/32	62,611
100,000	HSBC USA, Inc., 1.625%, 01/16/18	99,640
	John Deere Capital Corp.,
39,000	1.200%, 10/10/17	38,833
42,000	3.150%, 10/15/21	43,047
	Toyota Motor Credit Corp.,
100,000	2.000%, 09/15/16	102,094
87,000	3.200%, 06/17/15	88,746

		1,679,984

	Diversified Financial Services — 0.7%
16,000	CME Group, Inc., 5.300%, 09/15/43	18,312
75,000	Countrywide Financial Corp., 6.250%, 05/15/16	80,840
	General Electric Capital Corp.,
305,000	5.500%, 01/08/20	349,524
350,000	5.625%, 05/01/18	395,689
100,000	5.875%, 01/14/38	120,616
200,000	Series MTNA, 6.750%, 03/15/32	263,687
	Intercontinental Exchange, Inc.,
23,000	2.500%, 10/15/18	23,353
59,000	4.000%, 10/15/23	61,533
50,000	National Rural Utilities Cooperative Finance Corp., 10.375%, 11/01/18	65,840
	Shell International Finance B.V., (Netherlands),
42,000	1.125%, 08/21/17	41,788
60,000	6.375%, 12/15/38	78,671

		1,499,853

	Insurance — 0.7%
35,000	ACE INA Holdings, Inc., 5.600%, 05/15/15	36,097
31,000	Allstate Corp. (The), 3.150%, 06/15/23	30,887
59,000	American International Group, Inc., 4.125%, 02/15/24	61,286
	Aon Corp.,
40,000	3.125%, 05/27/16	41,353
23,000	3.500%, 09/30/15	23,638
18,000	6.250%, 09/30/40	22,559
	Berkshire Hathaway Finance Corp.,
33,000	2.450%, 12/15/15	33,768
62,000	4.300%, 05/15/43	61,351
50,000	5.400%, 05/15/18	56,110
100,000	5.750%, 01/15/40	120,913
75,000	CNA Financial Corp., 5.875%, 08/15/20	85,530
27,000	Liberty Mutual Group, Inc., 5.000%, 06/01/21 (e)	29,491
20,000	Lincoln National Corp., 4.850%, 06/24/21	22,093
100,000	MassMutual Global Funding II, 3.125%, 04/14/16 (e)	103,417
	Metropolitan Life Global Funding I,
100,000	1.700%, 06/29/15 (e)	100,976
175,000	3.650%, 06/14/18 (e)	185,748
75,000	Nationwide Mutual Insurance Co., 9.375%, 08/15/39 (e)	115,466
100,000	Pacific Life Global Funding, 5.000%, 05/15/17 (e)	107,157
150,000	Prudential Insurance Co. of America (The), 8.300%, 07/01/25 (e)	203,698

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Insurance — continued
25,000	Travelers Cos., Inc. (The), 5.800%, 05/15/18	28,375

		1,469,913

	Real Estate Investment Trusts (REITs) — 0.3%
	American Tower Corp.,
40,000	3.500%, 01/31/23	38,027
38,000	5.000%, 02/15/24	39,829
	Equity Commonwealth,
75,000	5.875%, 09/15/20	80,871
100,000	6.650%, 01/15/18	110,197
	HCP, Inc.,
23,000	3.875%, 08/15/24	22,532
92,000	5.375%, 02/01/21	102,661
37,000	Health Care REIT, Inc., 4.500%, 01/15/24	38,068
27,000	Prologis LP, 4.250%, 08/15/23	27,870
	Simon Property Group LP,
8,000	4.200%, 02/01/15	8,024
20,000	4.375%, 03/01/21	21,786
50,000	5.650%, 02/01/20	57,543

		547,408

	Total Financials	13,788,783

	Health Care — 0.4%
	Biotechnology — 0.2%
	Amgen, Inc.,
25,000	4.500%, 03/15/20	27,212
100,000	5.150%, 11/15/41	105,547
40,000	5.700%, 02/01/19	45,517
82,000	5.750%, 03/15/40	93,846
49,000	Celgene Corp., 3.250%, 08/15/22	48,670

		320,792

	Health Care Providers & Services — 0.1%
48,000	Express Scripts Holding Co., 3.500%, 06/15/24	47,000
30,000	Medco Health Solutions, Inc., 2.750%, 09/15/15	30,569
50,000	UnitedHealth Group, Inc., 6.625%, 11/15/37	65,564
29,000	Ventas Realty LP, 3.750%, 05/01/24	28,523
	WellPoint, Inc.,
47,000	2.300%, 07/15/18	47,122
18,000	3.300%, 01/15/23	17,796
18,000	4.650%, 01/15/43	17,709
65,000	4.650%, 08/15/44	63,164

		317,447

	Pharmaceuticals — 0.1%
	AbbVie, Inc.,
45,000	1.750%, 11/06/17	44,846
22,000	2.900%, 11/06/22	21,035
52,000	Actavis Funding SCS, (Luxembourg), 3.850%, 06/15/24 (e)	50,408
63,000	Merck & Co., Inc., 2.800%, 05/18/23	61,262
	Zoetis, Inc.,
14,000	1.875%, 02/01/18	13,901
9,000	4.700%, 02/01/43	9,049

		200,501

	Total Health Care	838,740

Industrials — 0.9%
	Aerospace & Defense — 0.2%
32,000	Airbus Group Finance B.V., (Netherlands), 2.700%, 04/17/23 (e)	30,760
45,000	BAE Systems Holdings, Inc., 3.800%, 10/07/24 (e)	44,866
51,000	BAE Systems plc, (United Kingdom), 5.800%, 10/11/41 (e)	60,685
	Lockheed Martin Corp.,
33,000	2.125%, 09/15/16	33,758
30,000	4.850%, 09/15/41	32,596
100,000	United Technologies Corp., 6.125%, 02/01/19	116,432

		319,097

	Air Freight & Logistics — 0.0% (g)
35,000	United Parcel Service of America, Inc., 8.375%, 04/01/20	45,350

	Airlines — 0.1%
25,380	Air Canada 2013-1 Class A Pass-Through Trust, (Canada), 4.125%, 05/15/25 (e)	25,665
24,545	American Airlines 2011-1 Class A Pass- Through Trust, Series A, 5.250%, 01/31/21	26,534
39,881	Delta Air Lines 2010-2 Class A Pass- Through Trust, Series 2A, 4.950%, 05/23/19	42,872

		95,071

	Commercial Services & Supplies — 0.1%
	ADT Corp. (The),
35,000	3.500%, 07/15/22	30,275
17,000	4.125%, 06/15/23	15,130
28,000	4.875%, 07/15/42	23,240
21,000	Republic Services, Inc., 3.550%, 06/01/22	21,341

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Commercial Services & Supplies — continued
43,000	Waste Management, Inc., 4.750%, 06/30/20	47,422

		137,408

	Construction & Engineering — 0.0% (g)
23,000	ABB Finance USA, Inc., 2.875%, 05/08/22	22,732
44,000	Fluor Corp., 3.375%, 09/15/21	45,234

		67,966

	Industrial Conglomerates — 0.0% (g)
44,000	Danaher Corp., 3.900%, 06/23/21	47,271
22,000	Koninklijke Philips N.V., (Netherlands), 5.750%, 03/11/18	24,791

		72,062

	Machinery — 0.1%
80,000	Illinois Tool Works, Inc., 3.900%, 09/01/42	76,171
25,000	Parker Hannifin Corp., 5.500%, 05/15/18	28,089

		104,260

	Road & Rail — 0.4%
	Burlington Northern Santa Fe LLC,
50,000	3.000%, 03/15/23	48,765
25,000	3.600%, 09/01/20	26,268
25,000	4.375%, 09/01/42	24,296
77,000	5.150%, 09/01/43	84,529
75,000	5.400%, 06/01/41	84,356
100,000	5.650%, 05/01/17	110,873
85,000	5.750%, 05/01/40	100,838
	CSX Corp.,
33,000	4.250%, 06/01/21	35,809
50,000	5.500%, 04/15/41	57,834
25,000	7.375%, 02/01/19	30,188
	ERAC USA Finance LLC,
45,000	4.500%, 08/16/21 (e)	48,731
12,000	5.625%, 03/15/42 (e)	13,553
	Norfolk Southern Corp.,
70,000	3.950%, 10/01/42	66,098
78,000	6.000%, 05/23/11†	93,755
27,000	Penske Truck Leasing Co. LP/PTL Finance Corp., 2.875%, 07/17/18 (e)	27,627
35,000	Ryder System, Inc., 3.600%, 03/01/16	36,332

		889,852

	Total Industrials	1,731,066

Information Technology — 1.1%
	Communications Equipment — 0.1%
	Cisco Systems, Inc.,
11,000	2.900%, 03/04/21	11,105
80,000	5.500%, 02/22/16	85,192
75,000	5.900%, 02/15/39	90,386

		186,683

	Electronic Equipment, Instruments & Components — 0.1%
	Arrow Electronics, Inc.,
13,000	3.000%, 03/01/18	13,324
25,000	3.375%, 11/01/15	25,644
8,000	4.500%, 03/01/23	8,263
25,000	6.000%, 04/01/20	28,339
80,000	6.875%, 06/01/18	91,157
7,000	7.500%, 01/15/27	8,600

		175,327

	Internet Software & Services — 0.1%
	eBay, Inc.,
50,000	2.875%, 08/01/21	48,943
100,000	3.450%, 08/01/24	97,406

		146,349

	IT Services — 0.3%
50,000	HP Enterprise Services LLC, 7.450%, 10/15/29	61,885
	International Business Machines Corp.,
174,000	1.625%, 05/15/20	166,660
169,000	4.000%, 06/20/42	161,773
50,000	6.220%, 08/01/27	62,963
	Xerox Corp.,
17,000	4.500%, 05/15/21	18,180
35,000	5.625%, 12/15/19	39,552
50,000	6.750%, 02/01/17	55,958

		566,971

	Semiconductors & Semiconductor Equipment — 0.0% (g)
110,000	National Semiconductor Corp., 6.600%, 06/15/17	125,456

	Software — 0.2%
	Microsoft Corp.,
75,000	1.625%, 09/25/15	75,999
108,000	2.375%, 05/01/23	103,380
	Oracle Corp.,
52,000	Series NOTE, 2.800%, 07/08/21	51,612
51,000	4.300%, 07/08/34	51,369

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Software — continued
50,000	5.250%, 01/15/16	52,984
50,000	5.750%, 04/15/18	56,698
100,000	6.500%, 04/15/38	128,603

		520,645

	Technology Hardware, Storage & Peripherals — 0.3%
	Apple, Inc.,
142,000	2.400%, 05/03/23	134,271
126,000	2.850%, 05/06/21	126,247
69,000	VAR, 0.489%, 05/03/18	69,100
25,000	Dell, Inc., 7.100%, 04/15/28	25,813
	EMC Corp.,
40,000	1.875%, 06/01/18	39,764
50,000	3.375%, 06/01/23	49,066
	Hewlett-Packard Co.,
24,000	4.300%, 06/01/21	25,486
20,000	4.650%, 12/09/21	21,663
71,000	6.000%, 09/15/41	80,938

		572,348

	Total Information Technology	2,293,779

Materials — 0.6%
	Chemicals — 0.4%
80,000	CF Industries, Inc., 7.125%, 05/01/20	96,510
30,000	Dow Chemical Co. (The), 7.375%, 11/01/29	39,532
	E.I. du Pont de Nemours & Co.,
58,000	1.950%, 01/15/16	59,001
25,000	4.900%, 01/15/41	26,395
	Monsanto Co.,
31,000	2.750%, 07/15/21	30,738
12,000	4.200%, 07/15/34	12,087
12,000	4.700%, 07/15/64	11,944
	Mosaic Co. (The),
24,000	3.750%, 11/15/21	24,899
71,000	4.250%, 11/15/23	73,897
8,000	4.875%, 11/15/41	8,000
36,000	5.450%, 11/15/33	39,793
22,000	5.625%, 11/15/43	24,554
10,000	Potash Corp. of Saskatchewan, Inc., (Canada), 3.250%, 12/01/17	10,505
	PPG Industries, Inc.,
14,000	5.500%, 11/15/40	16,439
50,000	9.000%, 05/01/21	65,080
	Union Carbide Corp.,
100,000	7.500%, 06/01/25	127,744
80,000	7.750%, 10/01/96	105,061

		772,179

	Construction Materials — 0.0% (g)
18,000	CRH America, Inc., 6.000%, 09/30/16	19,688

	Metals & Mining — 0.2%
	BHP Billiton Finance USA Ltd., (Australia),
44,000	3.850%, 09/30/23	45,738
40,000	5.400%, 03/29/17	44,000
80,000	6.500%, 04/01/19	94,533
55,000	Freeport-McMoRan, Inc., Series WI, 3.875%, 03/15/23	54,247
13,000	Nucor Corp., 4.000%, 08/01/23	13,315
12,000	Rio Tinto Finance USA Ltd., (Australia),
	3.500%, 11/02/20	12,432
29,000	Rio Tinto Finance USA plc, (United Kingdom), 1.625%, 08/21/17	29,156
42,000	Teck Resources Ltd., (Canada), 4.750%, 01/15/22	43,175

		336,596

	Total Materials	1,128,463

Telecommunication Services — 1.0%
	Diversified Telecommunication Services — 0.9%
	AT&T, Inc.,
140,000	3.875%, 08/15/21	146,744
10,000	4.300%, 12/15/42	9,139
205,000	5.350%, 09/01/40	217,381
100,000	5.500%, 02/01/18	111,835
45,000	6.300%, 01/15/38	53,239
75,000	BellSouth Telecommunications LLC, 6.300%, 12/15/15	75,484
50,000	Centel Capital Corp., 9.000%, 10/15/19	60,062
70,000	Deutsche Telekom International Finance B.V., (Netherlands), 8.607%, 06/15/30	101,779
125,000	GTP Acquisition Partners I LLC, 4.347%, 06/15/16 (e)	127,665
35,000	Orange S.A., (France), 2.750%, 09/14/16	36,052
	Telefonica Emisiones S.A.U., (Spain),
15,000	5.134%, 04/27/20	16,487
19,000	5.462%, 02/16/21	21,160
10,000	5.877%, 07/15/19	11,433
	Verizon Communications, Inc.,
16,000	2.625%, 02/21/20 (e)	15,799
106,000	4.500%, 09/15/20	114,677
323,000	4.862%, 08/21/46 (e)	323,914

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Diversified Telecommunication Services — continued
46,000	6.400%, 09/15/33	56,038
90,000	6.400%, 02/15/38	109,023
	Verizon Pennsylvania LLC,
100,000	8.350%, 12/15/30	131,091
50,000	8.750%, 08/15/31	69,600

		1,808,602

	Wireless Telecommunication Services — 0.1%
40,000	Crown Castle Towers LLC, 3.214%, 08/15/15 (e)	40,855
	Rogers Communications, Inc., (Canada),
80,000	4.100%, 10/01/23	82,939
50,000	6.800%, 08/15/18	58,542
25,000	8.750%, 05/01/32	36,043
	Vodafone Group plc, (United Kingdom),
50,000	1.500%, 02/19/18	49,273
50,000	1.625%, 03/20/17	50,086

		317,738

	Total Telecommunication Services	2,126,340

Utilities — 1.4%
	Electric Utilities — 1.1%
62,000	Alabama Power Co., 6.125%, 05/15/38	79,794
9,000	Arizona Public Service Co., 4.500%, 04/01/42	9,357
	Duke Energy Carolinas LLC,
39,000	4.300%, 06/15/20	42,778
75,000	5.100%, 04/15/18	83,655
60,000	Duke Energy Indiana, Inc., 6.350%, 08/15/38	80,453
25,000	Duke Energy Progress, Inc., 5.300%, 01/15/19	28,265
	Electricite de France S.A., (France),
40,000	2.150%, 01/22/19 (e)	39,888
75,000	6.000%, 01/22/14 (e)	85,066
	Florida Power & Light Co.,
55,000	5.950%, 10/01/33	69,141
30,000	5.950%, 02/01/38	37,840
25,000	Georgia Power Co., 5.950%, 02/01/39	30,948
18,000	Great Plains Energy, Inc., 4.850%, 06/01/21	19,828
100,000	Hydro-Quebec, (Canada), Series IO, 8.050%, 07/07/24	137,942
	Kansas City Power & Light Co.,
24,000	3.150%, 03/15/23	23,924
50,000	5.300%, 10/01/41	56,434
	Niagara Mohawk Power Corp.,
19,000	3.508%, 10/01/24 (e)	19,112
40,000	4.881%, 08/15/19 (e)	44,341
25,000	Northern States Power Co., 6.250%, 06/01/36	32,648
40,000	Ohio Power Co., 6.050%, 05/01/18	45,517
	Oncor Electric Delivery Co. LLC,
30,000	6.800%, 09/01/18	35,170
25,000	7.000%, 09/01/22	31,557
	Pacific Gas & Electric Co.,
24,000	4.500%, 12/15/41	24,361
75,000	5.625%, 11/30/17	84,012
100,000	6.050%, 03/01/34	123,261
75,000	Potomac Electric Power Co., 6.500%, 11/15/37	100,433
35,000	Progress Energy, Inc., 4.400%, 01/15/21	38,188
18,000	Public Service Co. of Colorado, 3.200%, 11/15/20	18,693
175,000	Public Service Co. of Oklahoma, Series G, 6.625%, 11/15/37	230,387
28,000	Public Service Electric & Gas Co., 5.375%, 11/01/39	33,588
53,000	Southern California Edison Co., Series C, 3.500%, 10/01/23	54,536
50,000	Southwestern Public Service Co., Series G, 8.750%, 12/01/18	62,880
200,000	State Grid Overseas Investment Ltd., (United Kingdom), 1.750%, 05/22/18 (e)	195,876
	Virginia Electric and Power Co.,
50,000	5.400%, 04/30/18	56,141
70,000	5.950%, 09/15/17	79,121
70,000	6.350%, 11/30/37	92,969
20,000	Xcel Energy, Inc., 6.500%, 07/01/36	26,126

		2,254,230

	Gas Utilities — 0.0% (g)
22,000	Boston Gas Co., 4.487%, 02/15/42 (e)	22,642
25,000	CenterPoint Energy Resources Corp., 6.125%, 11/01/17	28,376

		51,018

	Independent Power & Renewable Electricity Producers — 0.1%
	Exelon Generation Co. LLC,
78,000	4.000%, 10/01/20	82,157
29,000	5.750%, 10/01/41	31,728

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Corporate Bonds — continued
	Independent Power & Renewable Electricity Producers — continued
37,000	PSEG Power LLC, 5.125%, 04/15/20	40,986

		154,871

	Multi-Utilities — 0.2%
	AGL Capital Corp.,
37,000	3.500%, 09/15/21	38,103
42,000	4.400%, 06/01/43	42,343
96,000	5.875%, 03/15/41	118,102
38,000	Consolidated Edison Co. of New York, Inc., 5.700%, 06/15/40	46,128
	Sempra Energy,
47,000	3.550%, 06/15/24	47,353
62,000	4.050%, 12/01/23	65,083
100,000	6.500%, 06/01/16	109,112

		466,224

	Total Utilities	2,926,343

	Total Corporate Bonds (Cost $29,772,067)	31,778,277

Foreign Government Securities — 0.4%
	Province of Ontario, (Canada),
75,000	2.700%, 06/16/15	76,294
200,000	2.950%, 02/05/15	201,842
50,000	Republic of Poland, (Poland), 4.000%, 01/22/24	51,326
200,000	Republic of Turkey, (Turkey), 5.750%, 03/22/24	212,000
	United Mexican States, (Mexico),
203,000	3.500%, 01/21/21	205,721
58,000	4.000%, 10/02/23	59,914
48,000	5.550%, 01/21/45	53,280

	Total Foreign Government Securities (Cost $828,846)	860,377

Mortgage Pass-Through Securities — 8.4%
	Federal Home Loan Mortgage Corp.,
107,029	ARM, 2.209%, 03/01/35	113,392
55,604	ARM, 2.235%, 01/01/27	58,519
104,351	ARM, 2.304%, 04/01/34	110,917
18,588	ARM, 2.314%, 04/01/30	19,677
26,500	ARM, 2.494%, 01/01/37	28,407
	Federal Home Loan Mortgage Corp. Gold Pools, 15 Year, Single Family,
16,788	4.500%, 08/01/18	17,722
65,521	6.500%, 10/01/17—02/01/19	68,303
129	8.500%, 11/01/15	129
	Federal Home Loan Mortgage Corp. Gold Pools, 20 Year, Single Family,
20,034	6.000%, 12/01/22	22,560
41,853	6.500%, 11/01/22	47,323
	Federal Home Loan Mortgage Corp. Gold Pools, 30 Year, Single Family,
84,101	5.500%, 10/01/33	93,675
158,857	6.000%, 04/01/26—02/01/39	179,307
204,576	6.500%, 11/01/25—11/01/34	231,865
78,958	7.000%, 04/01/35	88,702
4,620	8.500%, 07/01/28	5,536
	Federal Home Loan Mortgage Corp. Gold Pools, Other,
1,810,290	3.500%, 04/01/33—06/01/42	1,859,987
444,967	4.000%, 06/01/42	470,824
43,809	7.000%, 07/01/29	48,148
	Federal Home Loan Mortgage Corp., 30 Year, Single Family,
16,964	10.000%, 01/01/20—09/01/20	17,863
156	12.000%, 07/01/19	158
	Federal National Mortgage Association,
891	ARM, 1.875%, 03/01/19	906
392,730	ARM, 1.899%, 01/01/35	413,315
77,931	ARM, 2.155%, 10/01/34	82,632
70,590	ARM, 2.220%, 05/01/35	74,809
7,795	ARM, 2.262%, 04/01/34	7,840
104,665	ARM, 2.266%, 08/01/34	111,546
83,325	ARM, 2.277%, 07/01/33	88,717
81,397	ARM, 2.295%, 01/01/34	86,684
77,832	ARM, 2.406%, 04/01/33	83,833
3,237	ARM, 3.710%, 03/01/29	3,444
	Federal National Mortgage Association, 15 Year, Single Family,
66,736	3.500%, 09/01/18—05/01/19	70,237
85,137	4.500%, 03/01/23—05/01/23	91,459
10,858	5.000%, 06/01/18	11,488
38,324	5.500%, 04/01/22	40,609
81,594	6.000%, 03/01/18—09/01/22	86,519
29,035	6.500%, 08/01/20	30,892
552	8.000%, 01/01/16	555
	Federal National Mortgage Association, 20 Year, Single Family,
43,695	4.500%, 01/01/25	47,170
275,965	5.000%, 11/01/23	304,375
70,611	6.500%, 03/01/19—12/01/22	79,928

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
Mortgage Pass-Through Securities — continued
	Federal National Mortgage Association, 30 Year, FHA/VA,
30,091	8.500%, 10/01/26—06/01/30	32,028
63,309	9.000%, 04/01/25	72,373
	Federal National Mortgage Association, 30 Year, Single Family,
219,644	3.000%, 09/01/31	217,142
40,153	4.500%, 04/01/38—05/01/39	43,346
93,715	5.000%, 09/01/35	103,551
29,884	5.500%, 01/01/38—06/01/38	33,251
110,952	6.000%, 01/01/29—03/01/33	126,931
306,515	6.500%, 09/01/25—11/01/36	350,506
1,551	7.000%, 08/01/32	1,669
21,694	7.500%, 03/01/30	23,660
94,871	8.000%, 03/01/27—11/01/28	113,919
	Federal National Mortgage Association, Other,
700,000	05/25/23—10/25/27 (d)	699,939
1,000,000	2.077%, 06/01/20	1,000,944
291,808	2.418%, 12/01/22	284,231
1,000,000	2.480%, 12/01/22—02/01/23	974,141
500,000	2.531%, 11/01/22	491,822
500,000	2.583%, 04/01/23	485,990
1,000,000	2.604%, 05/01/23	969,051
1,000,000	3.020%, 07/01/23	1,008,244
949,803	3.500%, 05/01/43	969,729
1,338,464	4.000%, 07/01/42	1,414,998
469,435	4.130%, 07/01/20	510,094
150,429	5.500%, 09/01/33—04/01/38	166,712
332,799	5.913%, 10/01/17	367,998
72,878	6.000%, 09/01/28	83,092
181,108	6.500%, 10/01/35	207,752
	Government National Mortgage Association II, 30 Year, Single Family,
3,046	7.500%, 12/20/26	3,594
61,342	8.000%, 11/20/26—01/20/27	73,873
2,362	8.500%, 05/20/25	2,736
	Government National Mortgage Association II, Other,
447,489	2.125%, 07/20/34—09/20/34	468,311
1,358	Government National Mortgage Association, 15 Year, Single Family, 8.000%, 01/15/16	1,382
	Government National Mortgage Association, 30 Year, Single Family,
116,747	6.000%, 05/15/37—10/15/38	131,687
81,408	6.500%, 03/15/28—12/15/38	92,290
25,569	7.000%, 12/15/25—06/15/33	28,916
17,068	7.500%, 05/15/23—09/15/28	18,670
15,230	8.000%, 09/15/22—10/15/27	17,048
3,883	9.000%, 11/15/24	4,491
110,009	9.500%, 10/15/24	123,893

	Total Mortgage Pass-Through Securities (Cost $16,692,481)	16,919,976

Municipal Bonds — 0.2% (t)
	Illinois — 0.1%
160,000	State of Illinois, Pension Funding, GO, 5.100%, 06/01/33	155,270

	New York — 0.1%
30,000	New York State Dormitory Authority, State Personal Income Tax, Series D, Rev., 5.600%, 03/15/40	35,995
130,000	Port Authority of New York & New Jersey, Consolidated, Series 164, Rev., 5.647%, 11/01/40	156,321

		192,316

	Ohio — 0.0% (g)
98,000	Ohio State University, General Receipts, Series A, Rev., 4.800%, 06/01/11 †	103,444

	Total Municipal Bonds (Cost $416,219)	451,030

U.S. Government Agency Securities — 14.0%
125,000	Federal Home Loan Mortgage Corp., 5.125%, 10/18/16	136,263
	Federal National Mortgage Association,
3,000,000	Zero Coupon, 10/09/19	2,660,802
30,000	0.875%, 05/21/18	29,381
150,000	5.000%, 02/13/17	164,546
	Federal National Mortgage Association STRIPS,
6,000,000	Zero Coupon, 09/23/20	5,163,906
630,000	Zero Coupon, 03/23/28	393,791
100,000	Financing Corp. Fico, Series D-P, Zero Coupon, 09/26/19	90,010
2,000,000	Financing Corp. Fico STRIPS, Series 14P, Zero Coupon, 11/02/18	1,858,484
8,000,000	Financing Corp. STRIPS, Series 12P, Zero Coupon, 12/06/18	7,411,296
4,100,000	Residual Funding Corp. STRIPS, Zero Coupon, 07/15/20	3,594,134
2,000,000	Resolution Funding Corp. STRIPS, Zero Coupon, 01/15/20	1,781,586
	Tennessee Valley Authority,
33,000	4.625%, 09/15/60	35,606

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Government Agency Securities — continued
100,000	5.250%, 09/15/39	121,438
5,000,000	Tennessee Valley Authority STRIPS, Zero Coupon, 07/15/16	4,916,845

	Total U.S. Government Agency Securities (Cost $23,705,991)	28,358,088

U.S. Treasury Obligations — 29.3%
	U.S. Treasury Bonds,
815,000	4.375%, 02/15/38	989,333
150,000	4.500%, 02/15/36	185,133
125,000	4.500%, 05/15/38	154,551
100,000	4.750%, 02/15/37	127,750
815,000	5.000%, 05/15/37	1,075,418
50,000	5.250%, 02/15/29	64,375
300,000	5.375%, 02/15/31	397,078
200,000	6.125%, 11/15/27	274,812
50,000	6.250%, 05/15/30	71,422
10,000	6.375%, 08/15/27	13,989
80,000	7.250%, 08/15/22	108,819
250,000	8.000%, 11/15/21	345,937
U.S. Treasury Coupon STRIPS,
200,000	1.492%, 08/15/18 (n)	188,458
450,000	1.584%, 02/15/20 (n)	404,652
750,000	1.820%, 05/15/21 (n)	645,698
10,973,000	2.020%, 05/15/20 (n)	9,782,550
730,000	2.054%, 05/15/19 (n)	671,740
710,000	2.263%, 02/15/21 (n)	617,405
3,540,000	2.413%, 08/15/16 (n)	3,500,384
970,000	2.431%, 02/15/22 (n)	813,586
150,000	2.445%, 02/15/18 (n)	143,332
500,000	2.469%, 11/15/22 (n)	408,253
925,000	2.477%, 11/15/21 (n)	782,628
100,000	2.493%, 11/15/23 (n)	78,817
450,000	2.544%, 05/15/22 (n)	374,121
1,150,000	2.587%, 05/15/23 (n)	921,631
2,850,000	2.627%, 02/15/23 (n)	2,305,123
200,000	2.659%, 08/15/22 (n)	164,835
27,000	2.683%, 02/15/28 (n)	18,093
350,000	2.701%, 08/15/20 (n)	309,260
100,000	2.727%, 05/15/28 (n)	66,365
110,000	2.820%, 11/15/24 (n)	83,622
250,000	2.854%, 08/15/27 (n)	170,986
65,000	2.861%, 02/15/35 (n)	33,593
50,000	2.880%, 11/15/34 (n)	26,079
23,000	3.034%, 08/15/26 (n)	16,346
250,000	3.067%, 05/15/35 (n)	128,029
400,000	3.090%, 08/15/19 (n)	365,488
250,000	3.105%, 11/15/26 (n)	176,071
50,000	3.182%, 02/15/25 (n)	37,648
825,000	3.191%, 02/15/17 (n)	808,308
350,000	3.201%, 02/15/32 (n)	201,696
200,000	3.306%, 11/15/29 (n)	125,201
275,000	3.309%, 05/15/31 (n)	162,984
300,000	3.338%, 08/15/30 (n)	182,702
300,000	3.344%, 11/15/30 (n)	181,266
600,000	3.348%, 02/15/27 (n)	418,427
300,000	3.377%, 08/15/29 (n)	189,678
750,000	3.417%, 11/15/27 (n)	507,513
3,625,000	3.451%, 08/15/17 (n)	3,514,619
658,000	3.455%, 02/15/29 (n)	424,016
400,000	3.477%, 08/15/31 (n)	234,800
550,000	3.625%, 02/15/31 (n)	328,913
1,250,000	3.627%, 05/15/32 (n)	713,537
700,000	3.646%, 11/15/32 (n)	392,294
100,000	3.772%, 08/15/21 (n)	85,329
150,000	3.897%, 02/15/33 (n)	83,296
300,000	3.900%, 05/15/30 (n)	184,532
85,000	3.979%, 11/15/31 (n)	49,453
775,000	3.981%, 11/15/33 (n)	418,929
100,000	4.170%, 05/15/26 (n)	71,774
975,000	4.341%, 02/15/30 (n)	604,731
325,000	4.687%, 02/15/34 (n)	174,107
325,000	4.787%, 05/15/33 (n)	178,905
100,000	5.060%, 08/15/33 (n)	54,532
100,000	5.214%, 05/15/34 (n)	53,106
100,000	5.579%, 11/15/28 (n)	65,106
125,000	5.616%, 05/15/27 (n)	86,303
50,000	5.731%, 08/15/28 (n)	32,871
1,750,000	6.291%, 02/15/15 (n)	1,749,596
1,915,000	6.499%, 11/15/15 (n)	1,910,645
2,900,000	6.866%, 11/15/17 (n)	2,791,717
3,050,000	7.182%, 11/15/16 (n)	3,004,817
3,300,000	7.683%, 02/15/16 (n)	3,285,193
600,000	10.318%, 11/15/14 (n)	599,934
	U.S. Treasury Inflation Indexed Bonds,
100,000	2.500%, 01/15/29	135,443
300,000	3.625%, 04/15/28	600,103
	U.S. Treasury Inflation Indexed Notes,
500,000	0.500%, 04/15/15	550,076
170,000	1.375%, 07/15/18	199,520

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

PRINCIPAL AMOUNT($)	SECURITY DESCRIPTION	VALUE($)
U.S. Treasury Obligations — continued
	U.S. Treasury Notes,
150,000	1.250%, 10/31/18	148,125
125,000	1.375%, 11/30/18	123,945
400,000	1.375%, 12/31/18	395,906
400,000	1.500%, 08/31/18	399,812
200,000	2.125%, 08/31/20	201,062
1,200,000	2.125%, 08/15/21	1,194,000
400,000	2.250%, 07/31/18	411,469
200,000	2.625%, 11/15/20	206,250
742,000	3.125%, 05/15/19	788,433
600,000	3.125%, 05/15/21	635,813
200,000	3.250%, 12/31/16	211,141
300,000	3.500%, 02/15/18	321,773
450,000	3.500%, 05/15/20	487,688
650,000	3.625%, 02/15/21	709,110
500,000	4.750%, 08/15/17	552,266

	Total U.S. Treasury Obligations (Cost $57,161,738)	59,186,175

SHARES
Short-Term Investment — 3.1%
	Investment Company — 3.1%
6,335,068	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $6,335,068)	6,335,068

	Total Investments — 100.4% (Cost $190,196,720)	202,803,718
	Liabilities in Excess of Other Assets — (0.4)%	(832,989)

	NET ASSETS — 100.0%	$201,970,729

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ARM	—	Adjustable Rate Mortgage. The interest rate shown is the rate in effect as of September 30, 2014.
CMO	—	Collateralized Mortgage Obligation
ESOP	—	Employee Stock Ownership Program
FHA	—	Federal Housing Administration
GMAC	—	General Motors Acceptance Corp.
GO	—	General Obligation

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

HB	—	High Coupon Bonds (a.k.a. “IOettes”) represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO’s the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.
IF	—	Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index. The interest rate shown is the rate in effect as of September 30, 2014. The rate may be subject to a cap and floor.
IO	—	Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.
PO	—	Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.
REIT	—	Real Estate Investment Trust.
REMIC	—	Real Estate Mortgage Investment Conduit
Rev.	—	Revenue
STRIPS	—	Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.
SUB	—	Step-Up Bond. The interest rate shown is the rate in effect as of September 30, 2014.
VA	—	Veterans Administration
VAR	—	Variable Rate Security. The interest rate shown is the rate in effect as of September 30, 2014.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(d)	—	Defaulted Security.
(e)	—	Security is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. Unless otherwise indicated, this security has been determined to be liquid under procedures established by the Board of Trustees and may be resold in transactions exempt from registration, normally to qualified institutional buyers.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or unfunded commitments.
(n)	—	The rate shown is the effective yield at the date of purchase.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

(t)	—	The date shown represents the earliest of the prerefunded date, next put date or final maturity date.
†	—	Security matures in 2111.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,789,251
Aggregate gross unrealized depreciation	(1,182,253)

Net unrealized appreciation/depreciation	$12,606,998

Federal income tax cost of investments	$190,196,720

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

A. Valuation of Investments — Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share (“NAV”) as of the report date.

Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Portfolio’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Portfolio’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Portfolio’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value Level 3 securities held by the Portfolio at September 30, 2014.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Insurance Trust Core Bond Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input by sector as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Debt Securities
Asset-Backed Securities	$—	$2,466,099	$2,880,757	$5,346,856
Collateralized Mortgage Obligations
Agency CMO	—	34,170,295	104,404	34,274,699
Non-Agency CMO	—	13,289,307	1,244,221	14,533,528

Total Collateralized Mortgage Obligations	—	47,459,602	1,348,625	48,808,227

Commercial Mortgage-Backed
Securities	—	4,652,053	107,591	4,759,644
Corporate Bonds
Consumer Discretionary	—	2,585,041	—	2,585,041
Consumer Staples	—	1,169,673	—	1,169,673
Energy	—	3,190,049	—	3,190,049
Financials	—	13,676,783	112,000	13,788,783
Health Care	—	838,740	—	838,740
Industrials	—	1,635,995	95,071	1,731,066
Information Technology	—	2,293,779	—	2,293,779
Materials	—	1,128,463	—	1,128,463
Telecommunication Services	—	2,126,340	—	2,126,340
Utilities	—	2,926,343	—	2,926,343

Total Corporate Bonds	—	31,571,206	207,071	31,778,277

Foreign Government Securities	—	860,377	—	860,377
Mortgage Pass-Through Securities	—	16,819,998	99,978	16,919,976
Municipal Bonds	—	451,030	—	451,030
U.S. Government Agency Securities	—	28,358,088	—	28,358,088
U.S. Treasury Obligations	—	59,186,175	—	59,186,175
Short-Term Investment
Investment Company	6,335,068	—	—	6,335,068

Total Investments in Securities	$6,335,068	$191,824,628	$4,644,022	$202,803,718

There were no transfers between Levels 1 and 2 during the period ended September 30, 2014.

JPMorgan Insurance Trust Core Bond Portfolio

	Balance as of 12/31/13	Realized gain (loss)	Change in unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Balance as of 09/30/14
Investments in Securities
Asset-Backed Securities	$1,689,054	$—	$2,189	$444	$1,358,340	$(382,099)	$212,829	$—	$2,880,757
Collateralized Mortgage Obligations
Agency CMO	—	—	48,657	(24,452)	(40,100)	(104)	120,403	—	104,404
Non-Agency CMO	2,176,996	—	(135,970)	(164,234)	217,377	(158,397)	—	(691,551)	1,244,221
Commercial Mortgage-Backed Securities	406,616	—	(933)	(35,910)	(9,092)	(48,652)	—	(204,438)	107,591
Corporate Bonds—Financials	102,375	—	9,625	—	—	—	—	—	112,000
Corporate Bonds—Industrials	100,214	—	1,039	—	—	(6,182)	—	—	95,071
Corporate Bonds—Telecommunication Services	131,558	—	—	—	—	—	—	(131,558)	—
Mortgage Pass-Through Securities	—	—	—	—	99,978	—	—	—	99,978

Total	$4,606,813	$—	$(75,393)	$(224,152)	$1,626,503	$(595,434)	$333,232	$(1,027,547)	$4,644,022

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

Transfers into, and out of, Level 3 are valued utilizing values as of the beginning of the period

Transfers from Level 2 to Level 3 or from Level 3 to Level 2 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

The change in unrealized appreciation (depreciation) attributable to securities owned at September 30, 2014, which were valued using significant unobservable inputs (Level 3), amounted to $(72,211).

JPMIT Core Bond Portfolio

Quantitative Information about Level 3 Fair Value Measurements #

	Fair Value at 9/30/14	Valuation Technique(s)	Unobservable Input	Range (Weighted Average)
	$2,791,761	Discounted Cash Flow	Constant Prepayment Rate	0% - 100.00% (9.08%)
			Constant Default Rate	0.00% - 30.00% (8.22%)
			PSA Prepayment Model	210.00% - 452.00% (377.67%)
			Yield (Discount Rate of Cash Flows)	0% - 652.49% (302.70%)

Asset-Backed Securities	2,791,761

Total	$2,791,761

#	The table above does not include certain Level 3 securities that are valued by brokers and pricing services that have inputs that are not readily available or cannot be reasonably estimated. These securities’ inputs are generally described in Note A. At September 30, 2014, the value of these securities was $1,852,261. The appropriateness of fair values for these securities is monitored on an ongoing basis which may include results of back testing, unchanged price review, results of broker and vendor due diligence and consideration of macro or security specific events.

The significant unobservable inputs used in the fair value measurement of the Fund’s investments are listed above. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in the yield and default rate may decrease (increase) the fair value measurement. A significant change in the prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Consumer Discretionary — 11.6%
	Auto Components — 0.4%
710	BorgWarner, Inc.	37,353
931	Delphi Automotive plc, (United Kingdom)	57,108
855	Goodyear Tire & Rubber Co. (The)	19,310
2,069	Johnson Controls, Inc.	91,036

		204,807

	Automobiles — 0.6%
12,048	Ford Motor Co.	178,190
4,187	General Motors Co.	133,733
676	Harley-Davidson, Inc.	39,343

		351,266

	Distributors — 0.1%
476	Genuine Parts Co.	41,750

	Diversified Consumer Services — 0.0% (g)
855	H&R Block, Inc.	26,514

	Hotels, Restaurants & Leisure — 1.6%
1,399	Carnival Corp.	56,198
96	Chipotle Mexican Grill, Inc. (a)	63,993
411	Darden Restaurants, Inc.	21,150
677	Marriott International, Inc., Class A	47,322
3,050	McDonald’s Corp.	289,170
2,334	Starbucks Corp.	176,124
592	Starwood Hotels & Resorts Worldwide, Inc.	49,260
389	Wyndham Worldwide Corp.	31,610
252	Wynn Resorts Ltd.	47,144
1,366	Yum! Brands, Inc.	98,325

		880,296

	Household Durables — 0.4%
1,030	D.R. Horton, Inc.	21,136
377	Garmin Ltd., (Switzerland)	19,600
212	Harman International Industries, Inc.	20,785
426	Leggett & Platt, Inc.	14,876
552	Lennar Corp., Class A	21,434
192	Mohawk Industries, Inc. (a)	25,885
851	Newell Rubbermaid, Inc.	29,283
1,051	PulteGroup, Inc.	18,561
242	Whirlpool Corp.	35,247

		206,807

	Internet & Catalog Retail — 1.3%
1,177	Amazon.com, Inc. (a)	379,512
308	Expedia, Inc.	26,987
187	Netflix, Inc. (a)	84,371
163	Priceline Group, Inc. (The) (a)	188,848
346	TripAdvisor, Inc. (a)	31,631

		711,349

	Leisure Products — 0.1%
356	Hasbro, Inc.	19,578
1,050	Mattel, Inc.	32,183

		51,761

	Media — 3.5%
673	Cablevision Systems Corp., Class A	11,784
1,506	CBS Corp. (Non-Voting), Class B	80,571
8,040	Comcast Corp., Class A	432,391
1,560	DIRECTV (a)	134,971
460	Discovery Communications, Inc., Class A (a)	17,388
849	Discovery Communications, Inc., Class C (a)	31,651
701	Gannett Co., Inc.	20,799
1,309	Interpublic Group of Cos., Inc. (The)	23,981
1,547	News Corp., Class A (a)	25,293
780	Omnicom Group, Inc.	53,711
322	Scripps Networks Interactive, Inc., Class A	25,145
865	Time Warner Cable, Inc.	124,119
2,655	Time Warner, Inc.	199,682
5,851	Twenty-First Century Fox, Inc., Class A	200,631
1,183	Viacom, Inc., Class B	91,020
4,906	Walt Disney Co. (The)	436,781

		1,909,918

	Multiline Retail — 0.7%
942	Dollar General Corp. (a)	57,566
639	Dollar Tree, Inc. (a)	35,829
297	Family Dollar Stores, Inc.	22,940
636	Kohl’s Corp.	38,815
1,097	Macy’s, Inc.	63,823
443	Nordstrom, Inc.	30,288
1,969	Target Corp.	123,417

		372,678

	Specialty Retail — 2.1%
243	AutoNation, Inc. (a)	12,225
101	AutoZone, Inc. (a)	51,476
627	Bed Bath & Beyond, Inc. (a)	41,275
901	Best Buy Co., Inc.	30,265
681	CarMax, Inc. (a)	31,632
350	GameStop Corp., Class A	14,420
851	Gap, Inc. (The)	35,478
4,181	Home Depot, Inc. (The)	383,565
763	L Brands, Inc.	51,106
3,066	Lowe’s Cos., Inc.	162,253

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Specialty Retail — Continued
322	O’Reilly Automotive, Inc. (a)	48,416
309	PetSmart, Inc.	21,658
652	Ross Stores, Inc.	49,278
2,001	Staples, Inc.	24,212
349	Tiffany & Co.	33,612
2,153	TJX Cos., Inc. (The)	127,393
428	Tractor Supply Co.	26,326
317	Urban Outfitters, Inc. (a)	11,634

		1,156,224

	Textiles, Apparel & Luxury Goods — 0.8%
853	Coach, Inc.	30,375
145	Fossil Group, Inc. (a)	13,616
638	Michael Kors Holdings Ltd., (Hong Kong) (a)	45,547
2,185	NIKE, Inc., Class B	194,902
256	PVH Corp.	31,014
189	Ralph Lauren Corp.	31,134
517	Under Armour, Inc., Class A (a)	35,725
1,071	V.F. Corp.	70,718

		453,031

	Total Consumer Discretionary	6,366,401

	Consumer Staples — 9.5%
	Beverages — 2.2%
491	Brown-Forman Corp., Class B	44,298
12,262	Coca-Cola Co. (The)	523,097
702	Coca-Cola Enterprises, Inc.	31,141
520	Constellation Brands, Inc., Class A (a)	45,323
606	Dr. Pepper Snapple Group, Inc.	38,972
495	Molson Coors Brewing Co., Class B	36,848
447	Monster Beverage Corp. (a)	40,976
4,681	PepsiCo, Inc.	435,754

		1,196,409

	Food & Staples Retailing — 2.2%
1,362	Costco Wholesale Corp.	170,686
3,598	CVS Health Corp.	286,365
1,519	Kroger Co. (The)	78,988
716	Safeway, Inc.	24,559
1,823	Sysco Corp.	69,183
2,734	Walgreen Co.	162,044
4,905	Wal-Mart Stores, Inc.	375,085
1,122	Whole Foods Market, Inc.	42,759

		1,209,669

	Food Products — 1.6%
2,005	Archer-Daniels-Midland Co.	102,456
556	Campbell Soup Co.	23,758
1,312	ConAgra Foods, Inc.	43,348
1,903	General Mills, Inc.	96,006
463	Hershey Co. (The)	44,184
417	Hormel Foods Corp.	21,430
316	JM Smucker Co. (The)	31,281
794	Kellogg Co.	48,910
378	Keurig Green Mountain, Inc.	49,189
1,845	Kraft Foods Group, Inc.	104,058
403	McCormick & Co., Inc. (Non-Voting)	26,961
628	Mead Johnson Nutrition Co.	60,426
5,237	Mondelez International, Inc., Class A	179,446
910	Tyson Foods, Inc., Class A	35,827

		867,280

	Household Products — 1.9%
400	Clorox Co. (The)	38,416
2,667	Colgate-Palmolive Co.	173,942
1,162	Kimberly-Clark Corp.	124,996
8,411	Procter & Gamble Co. (The)	704,337

		1,041,691

	Personal Products — 0.1%
1,350	Avon Products, Inc.	17,010
699	Estee Lauder Cos., Inc. (The), Class A	52,229

		69,239

	Tobacco — 1.5%
6,161	Altria Group, Inc.	283,036
1,118	Lorillard, Inc.	66,980
4,852	Philip Morris International, Inc.	404,657
957	Reynolds American, Inc.	56,463

		811,136

	Total Consumer Staples	5,195,424

	Energy — 9.6%
	Energy Equipment & Services — 1.8%
1,351	Baker Hughes, Inc.	87,896
630	Cameron International Corp. (a)	41,819
209	Diamond Offshore Drilling, Inc.	7,163
726	Ensco plc, (United Kingdom), Class A	29,991
730	FMC Technologies, Inc. (a)	39,646
2,642	Halliburton Co.	170,435
336	Helmerich & Payne, Inc.	32,884
899	Nabors Industries Ltd., (Bermuda)	20,461
1,337	National Oilwell Varco, Inc.	101,746
790	Noble Corp. plc, (United Kingdom)	17,554
4,027	Schlumberger Ltd.	409,506
1,058	Transocean Ltd., (Switzerland)	33,824

		992,925

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Oil, Gas & Consumable Fuels — 7.8%
1,572	Anadarko Petroleum Corp.	159,464
1,188	Apache Corp.	111,518
1,296	Cabot Oil & Gas Corp.	42,366
1,613	Chesapeake Energy Corp.	37,083
5,899	Chevron Corp.	703,869
270	Cimarex Energy Co.	34,163
3,820	ConocoPhillips	292,306
715	CONSOL Energy, Inc.	27,070
1,094	Denbury Resources, Inc.	16,443
1,195	Devon Energy Corp.	81,475
1,701	EOG Resources, Inc.	168,433
471	EQT Corp.	43,115
13,248	Exxon Mobil Corp.	1,245,974
813	Hess Corp.	76,682
2,043	Kinder Morgan, Inc.	78,329
2,095	Marathon Oil Corp.	78,751
880	Marathon Petroleum Corp.	74,510
519	Murphy Oil Corp.	29,536
424	Newfield Exploration Co. (a)	15,718
1,119	Noble Energy, Inc.	76,495
2,422	Occidental Petroleum Corp.	232,875
646	ONEOK, Inc.	42,345
1,736	Phillips 66	141,154
445	Pioneer Natural Resources Co.	87,652
515	QEP Resources, Inc.	15,852
524	Range Resources Corp.	35,532
1,097	Southwestern Energy Co. (a)	38,340
2,084	Spectra Energy Corp.	81,818
398	Tesoro Corp.	24,270
1,640	Valero Energy Corp.	75,883
2,089	Williams Cos., Inc. (The)	115,626

		4,284,647

	Total Energy	5,277,572

	Financials — 16.2%
	Banks — 6.0%
32,666	Bank of America Corp.	556,955
2,235	BB&T Corp.	83,164
9,418	Citigroup, Inc.	488,041
562	Comerica, Inc.	28,021
2,591	Fifth Third Bancorp	51,872
2,538	Huntington Bancshares, Inc.	24,695
11,684	JPMorgan Chase & Co. (q)	703,844
2,724	KeyCorp	36,311
410	M&T Bank Corp.	50,549
1,679	PNC Financial Services Group, Inc. (The)	143,689
4,282	Regions Financial Corp.	42,991
1,649	SunTrust Banks, Inc.	62,711
5,597	U.S. Bancorp	234,123
14,757	Wells Fargo & Co.	765,446
630	Zions Bancorporation	18,308

		3,290,720

	Capital Markets — 2.3%
173	Affiliated Managers Group, Inc. (a)	34,662
582	Ameriprise Financial, Inc.	71,807
3,515	Bank of New York Mellon Corp. (The)	136,136
392	BlackRock, Inc.	128,701
3,563	Charles Schwab Corp. (The)	104,716
897	E*TRADE Financial Corp. (a)	20,263
1,224	Franklin Resources, Inc.	66,843
1,273	Goldman Sachs Group, Inc. (The)	233,685
1,344	Invesco Ltd.	53,061
317	Legg Mason, Inc.	16,218
4,757	Morgan Stanley	164,449
688	Northern Trust Corp.	46,805
1,316	State Street Corp.	96,871
817	T. Rowe Price Group, Inc.	64,053

		1,238,270

	Consumer Finance — 0.9%
2,796	American Express Co.	244,762
1,744	Capital One Financial Corp.	142,345
1,435	Discover Financial Services	92,400
1,303	Navient Corp.	23,076

		502,583

	Diversified Financial Services — 2.0%
5,663	Berkshire Hathaway, Inc., Class B (a)	782,287
981	CME Group, Inc.	78,436
352	Intercontinental Exchange, Inc.	68,658
985	Leucadia National Corp.	23,482
842	McGraw Hill Financial, Inc.	71,107
577	Moody’s Corp.	54,526
367	NASDAQ OMX Group, Inc. (The)	15,568

		1,094,064

	Insurance — 2.8%
1,043	ACE Ltd., (Switzerland)	109,379
1,407	Aflac, Inc.	81,958
1,346	Allstate Corp. (The)	82,604
4,433	American International Group, Inc.	239,471
902	Aon plc, (United Kingdom)	79,078
222	Assurant, Inc.	14,275
747	Chubb Corp. (The)	68,037

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Insurance — Continued
458	Cincinnati Financial Corp.	21,549
1,543	Genworth Financial, Inc., Class A (a)	20,213
1,391	Hartford Financial Services Group, Inc. (The)	51,815
811	Lincoln National Corp.	43,453
947	Loews Corp.	39,452
1,691	Marsh & McLennan Cos., Inc.	88,507
3,494	MetLife, Inc.	187,698
849	Principal Financial Group, Inc.	44,547
1,672	Progressive Corp. (The)	42,268
1,429	Prudential Financial, Inc.	125,666
406	Torchmark Corp.	21,262
1,053	Travelers Cos., Inc. (The)	98,919
792	Unum Group	27,229
825	XL Group plc, (Ireland)	27,365

		1,514,745

	Real Estate Investment Trusts (REITs) — 2.1%
1,230	American Tower Corp.	115,165
453	Apartment Investment & Management Co., Class A	14,414
408	AvalonBay Communities, Inc.	57,516
476	Boston Properties, Inc.	55,102
1,037	Crown Castle International Corp.	83,510
1,124	Equity Residential	69,216
197	Essex Property Trust, Inc.	35,214
1,949	General Growth Properties, Inc.	45,899
1,425	HCP, Inc.	56,587
1,007	Health Care REIT, Inc.	62,807
2,351	Host Hotels & Resorts, Inc.	50,147
1,277	Kimco Realty Corp.	27,979
437	Macerich Co. (The)	27,894
550	Plum Creek Timber Co., Inc.	21,455
1,553	Prologis, Inc.	58,548
451	Public Storage	74,794
965	Simon Property Group, Inc.	158,665
914	Ventas, Inc.	56,622
542	Vornado Realty Trust	54,178
1,641	Weyerhaeuser Co.	52,282

		1,177,994

	Real Estate Management & Development — 0.0% (g)
866	CBRE Group, Inc., Class A (a)	25,755

	Thrifts & Mortgage Finance — 0.1%
1,494	Hudson City Bancorp, Inc.	14,522
964	People’s United Financial, Inc.	13,949

		28,471

	Total Financials	8,872,602

	Health Care — 13.8%
	Biotechnology — 2.9%
615	Alexion Pharmaceuticals, Inc. (a)	101,979
2,360	Amgen, Inc.	331,486
734	Biogen Idec, Inc. (a)	242,815
2,484	Celgene Corp. (a)	235,434
4,696	Gilead Sciences, Inc. (a)	499,889
229	Regeneron Pharmaceuticals, Inc. (a)	82,559
740	Vertex Pharmaceuticals, Inc. (a)	83,109

		1,577,271

	Health Care Equipment & Supplies — 2.0%
4,671	Abbott Laboratories	194,267
1,683	Baxter International, Inc.	120,789
596	Becton, Dickinson and Co.	67,831
4,118	Boston Scientific Corp. (a)	48,634
232	C.R. Bard, Inc.	33,109
630	CareFusion Corp. (a)	28,507
1,403	Covidien plc, (Ireland)	121,373
440	DENTSPLY International, Inc.	20,064
329	Edwards Lifesciences Corp. (a)	33,607
112	Intuitive Surgical, Inc. (a)	51,724
3,043	Medtronic, Inc.	188,514
884	St. Jude Medical, Inc.	53,155
929	Stryker Corp.	75,017
321	Varian Medical Systems, Inc. (a)	25,718
525	Zimmer Holdings, Inc.	52,789

		1,115,098

	Health Care Providers & Services — 2.1%
1,102	Aetna, Inc.	89,262
662	AmerisourceBergen Corp.	51,173
1,046	Cardinal Health, Inc.	78,366
820	Cigna Corp.	74,366
534	DaVita HealthCare Partners, Inc. (a)	39,057
2,316	Express Scripts Holding Co. (a)	163,579
479	Humana, Inc.	62,409
264	Laboratory Corp. of America Holdings (a)	26,862
719	McKesson Corp.	139,968
269	Patterson Cos., Inc.	11,145
449	Quest Diagnostics, Inc.	27,245
304	Tenet Healthcare Corp. (a)	18,055
3,018	UnitedHealth Group, Inc.	260,302
283	Universal Health Services, Inc., Class B	29,573

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Health Care Providers & Services — Continued
852	WellPoint, Inc.	101,916

		1,173,278

	Health Care Technology — 0.1%
943	Cerner Corp. (a)	56,174

	Life Sciences Tools & Services — 0.5%
1,036	Agilent Technologies, Inc.	59,031
351	PerkinElmer, Inc.	15,304
1,239	Thermo Fisher Scientific, Inc.	150,786
261	Waters Corp. (a)	25,870

		250,991

	Pharmaceuticals — 6.2%
4,944	AbbVie, Inc.	285,566
821	Actavis plc (a)	198,091
923	Allergan, Inc.	164,469
5,150	Bristol-Myers Squibb Co.	263,577
3,054	Eli Lilly & Co.	198,052
524	Hospira, Inc. (a)	27,264
8,761	Johnson & Johnson	933,835
352	Mallinckrodt plc (a)	31,733
8,961	Merck & Co., Inc.	531,208
1,162	Mylan, Inc. (a)	52,859
416	Perrigo Co. plc, (Ireland)	62,479
19,697	Pfizer, Inc.	582,440
1,557	Zoetis, Inc.	57,531

		3,389,104
	Total Health Care	7,561,916

	Industrials — 10.3%
	Aerospace & Defense — 2.6%
2,082	Boeing Co. (The)	265,205
987	General Dynamics Corp.	125,438
2,431	Honeywell International, Inc.	226,375
268	L-3 Communications Holdings, Inc.	31,871
838	Lockheed Martin Corp.	153,170
646	Northrop Grumman Corp.	85,117
446	Precision Castparts Corp.	105,648
965	Raytheon Co.	98,063
420	Rockwell Collins, Inc.	32,970
867	Textron, Inc.	31,203
2,643	United Technologies Corp.	279,101

		1,434,161

	Air Freight & Logistics — 0.7%
457	C.H. Robinson Worldwide, Inc.	30,308
606	Expeditors International of Washington, Inc.	24,592
825	FedEx Corp.	133,196
2,185	United Parcel Service, Inc., Class B	214,764

		402,860

	Airlines — 0.3%
2,619	Delta Air Lines, Inc.	94,677
2,128	Southwest Airlines Co.	71,862

		166,539

	Building Products — 0.1%
298	Allegion plc, (Ireland)	14,197
1,107	Masco Corp.	26,479

		40,676

	Commercial Services & Supplies — 0.5%
541	ADT Corp. (The)	19,184
300	Cintas Corp.	21,177
534	Iron Mountain, Inc.	17,435
630	Pitney Bowes, Inc.	15,744
785	Republic Services, Inc.	30,631
263	Stericycle, Inc. (a)	30,655
1,378	Tyco International Ltd., (Switzerland)	61,417
1,347	Waste Management, Inc.	64,023

		260,266

	Construction & Engineering — 0.2%
489	Fluor Corp.	32,660
413	Jacobs Engineering Group, Inc. (a)	20,163
674	Quanta Services, Inc. (a)	24,459

		77,282

	Electrical Equipment — 0.6%
763	AMETEK, Inc.	38,310
1,478	Eaton Corp. plc	93,661
2,168	Emerson Electric Co.	135,673
428	Rockwell Automation, Inc.	47,029

		314,673

	Industrial Conglomerates — 2.3%
2,013	3M Co.	285,202
1,894	Danaher Corp.	143,906
31,169	General Electric Co.	798,550
311	Roper Industries, Inc.	45,496

		1,273,154

	Machinery — 1.6%
1,950	Caterpillar, Inc.	193,109
531	Cummins, Inc.	70,081
1,113	Deere & Co.	91,255
517	Dover Corp.	41,531
425	Flowserve Corp.	29,971
1,133	Illinois Tool Works, Inc.	95,648
831	Ingersoll-Rand plc	46,835

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Machinery — Continued
305	Joy Global, Inc.	16,635
1,102	PACCAR, Inc.	62,676
332	Pall Corp.	27,788
462	Parker-Hannifin Corp.	52,737
598	Pentair plc, (United Kingdom)	39,163
181	Snap-on, Inc.	21,916
485	Stanley Black & Decker, Inc.	43,063
568	Xylem, Inc.	20,158

		852,566

	Professional Services — 0.2%
113	Dun & Bradstreet Corp. (The)	13,274
378	Equifax, Inc.	28,252
945	Nielsen N.V.	41,892
427	Robert Half International, Inc.	20,923

		104,341

	Road & Rail — 1.0%
3,105	CSX Corp.	99,546
343	Kansas City Southern	41,572
961	Norfolk Southern Corp.	107,248
165	Ryder System, Inc.	14,845
2,788	Union Pacific Corp.	302,275

		565,486

	Trading Companies & Distributors — 0.2%
848	Fastenal Co.	38,075
298	United Rentals, Inc. (a)	33,108
189	W.W. Grainger, Inc.	47,562

		118,745

	Total Industrials	5,610,749

	Information Technology — 19.5%
	Communications Equipment — 1.6%
15,840	Cisco Systems, Inc.	398,693
230	F5 Networks, Inc. (a)	27,310
325	Harris Corp.	21,580
1,247	Juniper Networks, Inc.	27,621
686	Motorola Solutions, Inc.	43,410
5,206	QUALCOMM, Inc.	389,253

		907,867

	Electronic Equipment, Instruments & Components — 0.4%
487	Amphenol Corp., Class A	48,632
4,011	Corning, Inc.	77,573
440	FLIR Systems, Inc.	13,790
621	Jabil Circuit, Inc.	12,525
1,271	TE Connectivity Ltd., (Switzerland)	70,273

		222,793

	Internet Software & Services — 3.4%
553	Akamai Technologies, Inc. (a)	33,069
3,509	eBay, Inc. (a)	198,715
6,058	Facebook, Inc., Class A (a)	478,824
883	Google, Inc., Class A (a)	519,566
882	Google, Inc., Class C (a)	509,232
349	VeriSign, Inc. (a)	19,237
2,873	Yahoo!, Inc. (a)	117,075

		1,875,718

	IT Services — 3.3%
1,961	Accenture plc, (Ireland), Class A	159,469
172	Alliance Data Systems Corp. (a)	42,702
1,494	Automatic Data Processing, Inc.	124,122
1,888	Cognizant Technology Solutions Corp., Class A (a)	84,526
451	Computer Sciences Corp.	27,579
887	Fidelity National Information Services, Inc.	49,938
774	Fiserv, Inc. (a)	50,028
2,882	International Business Machines Corp.	547,090
3,058	MasterCard, Inc., Class A	226,047
1,015	Paychex, Inc.	44,863
482	Teradata Corp. (a)	20,205
513	Total System Services, Inc.	15,882
1,529	Visa, Inc., Class A	326,243
1,646	Western Union Co. (The)	26,402
3,367	Xerox Corp.	44,545

		1,789,641

	Semiconductors & Semiconductor Equipment — 2.4%
960	Altera Corp.	34,349
976	Analog Devices, Inc.	48,302
3,785	Applied Materials, Inc.	81,794
782	Avago Technologies Ltd., (Singapore)	68,034
1,671	Broadcom Corp., Class A	67,542
233	First Solar, Inc. (a)	15,334
15,380	Intel Corp.	535,531
514	KLA-Tencor Corp.	40,493
503	Lam Research Corp.	37,574
741	Linear Technology Corp.	32,893
622	Microchip Technology, Inc.	29,377
3,326	Micron Technology, Inc. (a)	113,949
1,599	NVIDIA Corp.	29,501
3,316	Texas Instruments, Inc.	158,140
834	Xilinx, Inc.	35,320

		1,328,133

	Software — 3.8%
1,468	Adobe Systems, Inc. (a)	101,571

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — Continued
706	Autodesk, Inc. (a)	38,901
995	CA, Inc.	27,800
511	Citrix Systems, Inc. (a)	36,455
971	Electronic Arts, Inc. (a)	34,577
882	Intuit, Inc.	77,307
25,596	Microsoft Corp.	1,186,630
10,102	Oracle Corp.	386,705
587	Red Hat, Inc. (a)	32,960
1,788	salesforce.com, Inc. (a)	102,864
2,145	Symantec Corp.	50,429

		2,076,199

	Technology Hardware, Storage & Peripherals — 4.6%
18,601	Apple, Inc.	1,874,051
6,302	EMC Corp.	184,396
5,797	Hewlett-Packard Co.	205,620
992	NetApp, Inc.	42,616
697	SanDisk Corp.	68,271
1,015	Seagate Technology plc, (Ireland)	58,129
683	Western Digital Corp.	66,470

		2,499,553

	Total Information Technology	10,699,904

	Materials — 3.4%
	Chemicals — 2.5%
596	Air Products & Chemicals, Inc.	77,587
208	Airgas, Inc.	23,015
154	CF Industries Holdings, Inc.	43,000
3,487	Dow Chemical Co. (The)	182,858
2,843	E.I. du Pont de Nemours & Co.	204,014
463	Eastman Chemical Co.	37,452
838	Ecolab, Inc.	96,228
414	FMC Corp.	23,677
252	International Flavors & Fragrances, Inc.	24,162
1,321	LyondellBasell Industries N.V., Class A	143,540
1,630	Monsanto Co.	183,391
989	Mosaic Co. (The)	43,921
428	PPG Industries, Inc.	84,205
907	Praxair, Inc.	117,003
258	Sherwin-Williams Co. (The)	56,499
370	Sigma-Aldrich Corp.	50,324

		1,390,876

	Construction Materials — 0.1%
191	Martin Marietta Materials, Inc.	24,627
407	Vulcan Materials Co.	24,514

		49,141

	Containers & Packaging — 0.2%
291	Avery Dennison Corp.	12,993
430	Ball Corp.	27,206
310	Bemis Co., Inc.	11,786
524	MeadWestvaco Corp.	21,453
512	Owens-Illinois, Inc. (a)	13,338
658	Sealed Air Corp.	22,951

		109,727

	Metals & Mining — 0.5%
3,654	Alcoa, Inc.	58,793
338	Allegheny Technologies, Inc.	12,540
3,228	Freeport-McMoRan, Inc.	105,394
1,549	Newmont Mining Corp.	35,704
990	Nucor Corp.	53,737

		266,168

	Paper & Forest Products — 0.1%
1,327	International Paper Co.	63,351

	Total Materials	1,879,263

	Telecommunication Services — 2.4%
	Diversified Telecommunication Services — 2.4%
16,110	AT&T, Inc.	567,717
1,771	CenturyLink, Inc.	72,416
3,113	Frontier Communications Corp.	20,266
12,877	Verizon Communications, Inc.	643,721
1,871	Windstream Holdings, Inc.	20,169

	Total Telecommunication Services	1,324,289

	Utilities — 3.0%
	Electric Utilities — 1.7%
1,518	American Electric Power Co., Inc.	79,255
2,197	Duke Energy Corp.	164,270
1,012	Edison International	56,591
558	Entergy Corp.	43,150
2,669	Exelon Corp.	90,986
1,306	FirstEnergy Corp.	43,842
1,355	NextEra Energy, Inc.	127,207
982	Northeast Utilities	43,503
780	Pepco Holdings, Inc.	20,873
343	Pinnacle West Capital Corp.	18,742
2,064	PPL Corp.	67,782
2,782	Southern Co. (The)	121,434
1,570	Xcel Energy, Inc.	47,728

		925,363

	Gas Utilities — 0.0% (g)
371	AGL Resources, Inc.	19,047

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Independent Power & Renewable Electricity Producers — 0.1%
2,066	AES Corp.	29,296
1,049	NRG Energy, Inc.	31,974

		61,270

	Multi-Utilities — 1.2%
754	Ameren Corp.	28,901
1,335	CenterPoint Energy, Inc.	32,667
854	CMS Energy Corp.	25,330
910	Consolidated Edison, Inc.	51,561
1,810	Dominion Resources, Inc.	125,053
550	DTE Energy Co.	41,844
248	Integrys Energy Group, Inc.	16,075
979	NiSource, Inc.	40,119
1,464	PG&E Corp.	65,939
1,572	Public Service Enterprise Group, Inc.	58,541
441	SCANA Corp.	21,878
718	Sempra Energy	75,663
725	TECO Energy, Inc.	12,600
701	Wisconsin Energy Corp.	30,143

		626,314

	Total Utilities	1,631,994

	Total Common Stocks (Cost $30,787,650)	54,420,114

Exchange Traded Fund — 0.1%
	U.S. Equity — 0.1%
300	SPDR S&P 500 ETF Trust (Cost $60,059)	59,106

Short-Term Investments — 0.9%
	Investment Company — 0.7%
377,206	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l)	377,206

PRINCIPAL AMOUNT($)
	U.S. Treasury Obligations — 0.2%
80,000	U.S. Treasury Bill, 0.045%, 01/08/15 (k) (n)	79,996

	Total Short-Term Investments (Cost $457,195)	457,202

	Total Investments — 100.3% (Cost $31,304,904)	54,936,422
	Liabilities in Excess of Other Assets — (0.3)%	(140,056)

	NET ASSETS — 100.0%	$54,796,366

Percentages indicated are based on net assets.

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
5	E-mini S&P 500	12/19/14	$491,375	$(5,423)

JPMorgan Insurance Trust Equity Index Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ETF	—	Exchange Traded Fund
REIT	—	Real Estate Investment Trust.
SPDR	—	Standard & Poor’s Depositary Receipts
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(n)	—	The rate shown is the effective yield at the date of purchase.
(q)	—	Investment in affiliate which is a security in the Portfolio’s index.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$23,977,017
Aggregate gross unrealized depreciation	(345,499)

Net unrealized appreciation/depreciation	$23,631,518

Federal income tax cost of investments	$31,304,904

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$54,856,426	$79,996	$—	$54,936,422
Depreciation in Other Financial Instruments
Futures Contracts	$(5,423)	$—	$—	$(5,423)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Bill that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.4%
	Australia — 1.6%
15,960	BHP Billiton Ltd. (m)	470,397

	Belgium — 1.5%
4,000	Anheuser-Busch InBev N.V.	443,591

	China — 2.8%
229,000	China Construction Bank Corp., Class H	160,150
111,000	CNOOC Ltd.	191,427
257,500	Industrial & Commercial Bank of China Ltd., Class H	160,939
23,000	Ping An Insurance Group Co. of China Ltd., Class H	172,567
41,600	Wynn Macau Ltd.	132,577

		817,660

	Denmark — 0.9%
5,600	Novo Nordisk A/S, Class B	266,626

	France — 13.0%
7,343	Accor S.A.	325,208
15,689	AXA S.A.	386,460
6,159	BNP Paribas S.A.	408,762
2,456	Essilor International S.A.	269,344
1,945	Imerys S.A.	143,380
1,469	Kering	296,180
3,360	Lafarge S.A.	241,807
2,057	LVMH Moet Hennessy Louis Vuitton S.A.	334,020
1,987	Pernod Ricard S.A.	224,890
4,997	Sanofi	565,014
3,126	Schneider Electric SE (a)	239,834
4,000	Technip S.A.	335,544

		3,770,443

	Germany — 6.4%
2,320	Allianz SE	374,522
3,790	Bayer AG	527,334
3,230	Fresenius Medical Care AG & Co. KGaA	224,986
1,202	Linde AG	230,074
6,878	SAP SE	496,383

		1,853,299

	Hong Kong — 3.8%
29,000	Cheung Kong Holdings Ltd. (m)	477,048
70,000	China Overseas Land & Investment Ltd.	179,644
74,000	Hang Lung Properties Ltd.	210,338
46,000	Sands China Ltd.	239,973

		1,107,003

	India — 0.7%
4,600	HDFC Bank Ltd., ADR	214,268

	Indonesia — 0.5%
240,800	Astra International Tbk PT	139,138

	Israel — 1.0%
5,130	Teva Pharmaceutical Industries Ltd., ADR	275,738

	Japan — 18.3%
17,400	Astellas Pharma, Inc.	259,148
4,100	Daikin Industries Ltd. (m)	254,336
3,000	East Japan Railway Co.	224,708
1,500	FANUC Corp.	271,279
12,500	Honda Motor Co., Ltd.	428,873
12,000	Japan Tobacco, Inc. (m)	389,945
12,200	Komatsu Ltd.	281,956
25,000	Kubota Corp.	395,834
3,800	Makita Corp. (m)	214,669
10,900	Mitsubishi Corp.	223,235
2,900	Nidec Corp.	195,974
4,800	Nitto Denko Corp.	262,830
4,400	Shin-Etsu Chemical Co., Ltd.	288,284
1,100	SMC Corp.	303,315
16,900	Sumitomo Corp.	186,527
10,200	Sumitomo Mitsui Financial Group, Inc.	415,594
10,200	Toyota Motor Corp.	600,160
26,200	Yahoo! Japan Corp.	99,585

		5,296,252

	Netherlands — 6.9%
5,370	Akzo Nobel N.V.	367,422
3,157	ASML Holding N.V.	312,696
31,303	ING Groep N.V., CVA (a)	444,948
22,677	Royal Dutch Shell plc, Class A	865,642

		1,990,708

	South Korea — 1.9%
720	Hyundai Mobis Co., Ltd.	175,285
331	Samsung Electronics Co., Ltd. (m)	370,723

		546,008

	Switzerland — 15.4%
12,360	ABB Ltd. (a)	276,488
2,460	Cie Financiere Richemont S.A.	201,083
15,390	Credit Suisse Group AG (a)	425,775
56,986	Glencore plc (a)	315,608
2,876	Holcim Ltd. (a)	209,234
8,382	Nestle S.A.	616,002
7,674	Novartis AG	722,648
2,205	Roche Holding AG	651,143
58	SGS S.A. (m)	119,999
27,610	UBS AG (a)	479,940

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Switzerland — continued
1,500	Zurich Insurance Group AG (a)	446,405

		4,464,325

	Taiwan — 0.9%
12,757	Taiwan Semiconductor Manufacturing Co., Ltd., ADR	257,436

	United Kingdom — 22.8%
5,181	Aggreko plc	129,674
10,650	ARM Holdings plc	155,162
121,308	Barclays plc	446,193
32,831	BG Group plc	606,088
7,170	British American Tobacco plc	404,034
11,770	Burberry Group plc	287,096
33,879	Centrica plc	168,851
76,166	HSBC Holdings plc	775,277
6,740	Imperial Tobacco Group plc	290,197
46,770	Marks & Spencer Group plc	305,805
27,950	Meggitt plc	203,868
24,087	Prudential plc (m)	535,487
4,697	Rio Tinto Ltd. (m)	244,601
4,638	Rio Tinto plc	227,261
27,384	Standard Chartered plc	505,094
10,990	Tullow Oil plc	114,583
6,669	Unilever plc	279,151
152,294	Vodafone Group plc	501,843
21,293	WPP plc	426,574

		6,606,839

	Total Common Stocks (Cost $18,488,644)	28,519,731

Preferred Stocks — 2.1%
	Germany — 2.1%
2,330	Henkel AG & Co. KGaA	231,957
1,902	Volkswagen AG	392,778

	Total Preferred Stocks (Cost $317,617)	624,735

	Total Investments — 100.5% (Cost $18,806,261)	29,144,466
	Liabilities in Excess of Other Assets — (0.5)%	(155,207)

	NET ASSETS — 100.0%	$28,989,259

Percentages indicated are based on net assets.

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Summary of Investments by Industry, September 30, 2014

The following table represents the portfolio investments of the Portfolio by industry classifications as a percentage of total investments:

INDUSTRY	PERCENTAGE
Banks	12.1%
Pharmaceuticals	11.2
Insurance	6.6
Oil, Gas & Consumable Fuels	6.1
Automobiles	5.4
Machinery	5.0
Metals & Mining	4.3
Chemicals	3.9
Textiles, Apparel & Luxury Goods	3.8
Semiconductors & Semiconductor Equipment	3.8
Tobacco	3.7
Capital Markets	3.1
Food Products	3.1
Real Estate Management & Development	3.0
Electrical Equipment	2.4
Hotels, Restaurants & Leisure	2.4
Beverages	2.3
Construction Materials	2.0
Wireless Telecommunication Services	1.7
Software	1.7
Media	1.5
Trading Companies & Distributors	1.4
Energy Equipment & Services	1.2
Multiline Retail	1.0
Others (each less than 1.0%)	7.3

JPMorgan Insurance Trust International Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

ADR	—	American Depositary Receipt
CVA	—	Dutch Certification
(a)	—	Non-income producing security.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

The value and percentage, based on total investments, of the investments that apply the fair valuation policy for the international investments are $28,397,024 which amounts to 97.4% of total investments.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$10,867,238
Aggregate gross unrealized depreciation	(529,033)

Net unrealized appreciation/depreciation	$10,338,205

Federal income tax cost of investments	$18,806,261

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$747,442	$28,397,024	$—	$29,144,466

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 1 consists of certain ADRs. Please refer to the SOI for country specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.1%
	Consumer Discretionary — 18.2%
	Auto Components — 0.5%
3,250	Delphi Automotive plc, (United Kingdom)	199,355

	Diversified Consumer Services — 1.7%
10,350	Apollo Education Group, Inc. (a)	260,302
435	Graham Holdings Co., Class B	304,322
4,775	H&R Block, Inc.	148,073

		712,697

	Hotels, Restaurants & Leisure — 1.5%
9,475	Burger King Worldwide, Inc.	281,028
240	Chipotle Mexican Grill, Inc. (a)	159,982
980	Wynn Resorts Ltd.	183,338

		624,348

	Household Durables — 0.8%
450	Harman International Industries, Inc.	44,118
2,900	Jarden Corp. (a)	174,319
6,325	PulteGroup, Inc.	111,700

		330,137

	Internet & Catalog Retail — 2.5%
950	Expedia, Inc.	83,239
800	Priceline Group, Inc. (The) (a)	926,864

		1,010,103

	Media — 4.8%
5,500	DIRECTV (a)	475,860
4,525	DISH Network Corp., Class A (a)	292,224
9,075	Starz, Series A (a)	300,201
650	Time Warner Cable, Inc.	93,269
10,700	Viacom, Inc., Class B	823,258

		1,984,812

	Multiline Retail — 1.7%
2,775	Dillard’s, Inc., Class A	302,419
1,325	Kohl’s Corp.	80,865
5,600	Macy’s, Inc.	325,808

		709,092

	Specialty Retail — 3.2%
2,875	Foot Locker, Inc.	159,994
10,925	Home Depot, Inc. (The)	1,002,259
2,875	Lowe’s Cos., Inc.	152,145

		1,314,398

	Textiles, Apparel & Luxury Goods — 1.5%
1,950	Deckers Outdoor Corp. (a)	189,501
3,250	Hanesbrands, Inc.	349,180
1,300	Skechers U.S.A., Inc., Class A (a)	69,303

		607,984

	Total Consumer Discretionary	7,492,926

	Consumer Staples — 9.4%
	Beverages — 1.6%
5,225	Coca-Cola Co. (The)	222,898
4,775	PepsiCo, Inc.	444,505

		667,403

	Food & Staples Retailing — 1.4%
11,175	Kroger Co. (The)	581,100

	Food Products — 4.2%
17,250	Archer-Daniels-Midland Co.	881,475
2,375	Bunge Ltd.	200,046
1,550	Keurig Green Mountain, Inc.	201,701
10,725	Pilgrim’s Pride Corp. (a)	327,756
3,450	Tyson Foods, Inc., Class A	135,827

		1,746,805

	Household Products — 0.5%
1,675	Energizer Holdings, Inc.	206,377

	Personal Products — 0.5%
4,900	Herbalife Ltd.	214,375

	Tobacco — 1.2%
8,125	Altria Group, Inc.	373,262
1,650	Lorillard, Inc.	98,852

		472,114

	Total Consumer Staples	3,888,174

	Energy — 5.7%
	Energy Equipment & Services — 4.2%
7,950	Baker Hughes, Inc.	517,227
2,500	Nabors Industries Ltd., (Bermuda)	56,900
10,275	National Oilwell Varco, Inc.	781,927
9,750	Patterson-UTI Energy, Inc.	317,167
775	Schlumberger Ltd.	78,810

		1,752,031

	Oil, Gas & Consumable Fuels — 1.5%
2,525	ConocoPhillips	193,213
1,250	Marathon Petroleum Corp.	105,837
2,025	Phillips 66	164,653
2,425	Tesoro Corp.	147,877

		611,580

	Total Energy	2,363,611

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Financials — 3.5%
	Consumer Finance — 1.7%
10,600	Discover Financial Services	682,534

	Insurance — 0.2%
600	Assurant, Inc.	38,580
1,350	Validus Holdings Ltd., (Bermuda)	52,839

		91,419

	Real Estate Investment Trusts (REITs) — 1.6%
7,200	American Tower Corp.	674,136

	Total Financials	1,448,089

	Health Care — 14.7%
	Biotechnology — 7.2%
7,375	Amgen, Inc.	1,035,892
13,175	Gilead Sciences, Inc. (a)	1,402,479
975	United Therapeutics Corp. (a)	125,434
3,675	Vertex Pharmaceuticals, Inc. (a)	412,739

		2,976,544

	Health Care Equipment & Supplies — 1.8%
1,150	C.R. Bard, Inc.	164,116
3,150	Edwards Lifesciences Corp. (a)	321,773
4,225	Medtronic, Inc.	261,739

		747,628

	Health Care Providers & Services — 5.1%
2,275	Cardinal Health, Inc.	170,443
4,650	Express Scripts Holding Co. (a)	328,429
6,025	Health Net, Inc. (a)	277,813
2,675	McKesson Corp.	520,742
6,775	WellPoint, Inc.	810,426

		2,107,853

	Pharmaceuticals — 0.6%
7,450	Pfizer, Inc.	220,296

	Total Health Care	6,052,321

	Industrials — 11.0%
	Aerospace & Defense — 3.9%
1,925	Boeing Co. (The)	245,207
1,025	Huntington Ingalls Industries, Inc.	106,815
6,375	Northrop Grumman Corp.	839,970
4,100	Raytheon Co.	416,642

		1,608,634

	Air Freight & Logistics — 0.3%
1,100	United Parcel Service, Inc., Class B	108,119

	Airlines — 2.7%
3,850	Alaska Air Group, Inc.	167,629
15,950	Delta Air Lines, Inc.	576,593
11,225	Southwest Airlines Co.	379,068

		1,123,290

	Commercial Services & Supplies — 0.8%
12,950	Pitney Bowes, Inc.	323,620

	Industrial Conglomerates — 0.4%
2,250	Danaher Corp.	170,955

	Machinery — 2.7%
5,250	Allison Transmission Holdings, Inc.	149,572
625	Caterpillar, Inc.	61,894
2,150	IDEX Corp.	155,596
3,775	Ingersoll-Rand plc	212,759
2,125	Parker-Hannifin Corp.	242,569
3,125	SPX Corp.	293,531

		1,115,921

	Trading Companies & Distributors — 0.2%
2,850	HD Supply Holdings, Inc. (a)	77,691

	Total Industrials	4,528,230

	Information Technology — 29.6%
	Communications Equipment — 1.1%
34,000	Brocade Communications Systems, Inc.	369,580
875	QUALCOMM, Inc.	65,424

		435,004

	Internet Software & Services — 4.9%
610	Google, Inc., Class A (a)	358,930
685	Google, Inc., Class C (a)	395,491
3,700	IAC/InterActiveCorp	243,830
5,475	VeriSign, Inc. (a)	301,782
17,725	Yahoo!, Inc. (a)	722,294

		2,022,327

	IT Services — 3.0%
675	Alliance Data Systems Corp. (a)	167,582
3,550	Amdocs Ltd.	162,874
1,225	Computer Sciences Corp.	74,909
3,850	Visa, Inc., Class A	821,475

		1,226,840

	Semiconductors & Semiconductor Equipment — 2.5%
8,800	Broadcom Corp., Class A	355,696
4,550	Lam Research Corp.	339,885
10,200	NVIDIA Corp.	188,190
2,250	Skyworks Solutions, Inc.	130,613

		1,014,384

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — 9.8%
17,475	Activision Blizzard, Inc.	363,305
39,800	Microsoft Corp.	1,845,128
32,565	Oracle Corp.	1,246,588
3,625	PTC, Inc. (a)	133,763
6,925	Rovi Corp. (a)	136,734
3,525	VMware, Inc., Class A (a)	330,786

		4,056,304

	Technology Hardware, Storage & Peripherals — 8.3%
24,510	Apple, Inc.	2,469,382
18,600	Hewlett-Packard Co.	659,742
3,125	SanDisk Corp.	306,094

		3,435,218

	Total Information Technology	12,190,077

	Materials — 4.4%
	Chemicals — 2.9%
6,875	LyondellBasell Industries N.V., Class A	747,037
2,289	PPG Industries, Inc.	450,338

		1,197,375

	Containers & Packaging — 0.8%
9,325	Sealed Air Corp.	325,256

	Metals & Mining — 0.7%
7,150	United States Steel Corp.	280,066

	Total Materials	1,802,697

	Telecommunication Services — 2.3%
	Diversified Telecommunication Services — 2.3%
12,900	AT&T, Inc.	454,596
5,877	CenturyLink, Inc.	240,311
5,500	Level 3 Communications, Inc. (a)	251,515

	Total Telecommunication Services	946,422

	Utilities — 0.3%
	Independent Power & Renewable Electricity Producers — 0.3%
4,650	Dynegy, Inc. (a)	134,199

	Total Common Stocks (Cost $31,680,078)	40,846,746

Short Term Investment — 1.7%
	Investment Company — 1.7%
704,337	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $704,337)	704,337

	Total Investments — 100.8% (Cost $32,384,415)	41,551,083
	Liabilities in Excess of Other Assets — (0.8)% (c)	(342,435)

	NET ASSETS — 100.0%	$41,208,648

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
4	E-mini S&P 500	12/19/14	$393,100	$(4,338)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(c)	—	Included in this amount is cash segregated as collateral for futures contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,604,277
Aggregate gross unrealized depreciation	(437,609)

Net unrealized appreciation/depreciation	$9,166,668

Federal income tax cost of investments	$32,384,415

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$41,551,083	$—	$—	$41,551,083
Depreciation in Other Financial Instruments
Futures Contracts	$(4,338)	$—	$—	$(4,338)

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.2%
	Consumer Discretionary — 12.5%
	Auto Components — 1.9%
6,075	Goodyear Tire & Rubber Co. (The)	137,204
7,175	Lear Corp.	619,992

		757,196

	Distributors — 0.0% (g)
150	Genuine Parts Co.	13,157

	Diversified Consumer Services — 2.6%
375	Graham Holdings Co., Class B	262,346
24,475	H&R Block, Inc.	758,970

		1,021,316

	Hotels, Restaurants & Leisure — 0.3%
1,300	Brinker International, Inc.	66,027
525	Domino’s Pizza, Inc.	40,404

		106,431

	Household Durables — 0.4%
2,750	Jarden Corp. (a)	165,303

	Internet & Catalog Retail — 1.1%
12,300	Groupon, Inc. (a)	82,164
2,150	Liberty TripAdvisor Holdings, Inc., Class A (a)	72,885
7,425	Liberty Ventures, Series A (a)	281,853

		436,902

	Media — 0.2%
5,250	Cablevision Systems Corp., Class A	91,927

	Multiline Retail — 1.8%
11,950	Macy’s, Inc.	695,251

	Specialty Retail — 3.9%
1,225	Advance Auto Parts, Inc.	159,617
16,975	Best Buy Co., Inc.	570,190
12,525	Foot Locker, Inc.	697,016
1,700	Gap, Inc. (The)	70,873
775	Murphy USA, Inc. (a)	41,122

		1,538,818

	Textiles, Apparel & Luxury Goods — 0.3%
1,200	Hanesbrands, Inc.	128,928

	Total Consumer Discretionary	4,955,229

	Consumer Staples — 7.4%
	Food & Staples Retailing — 2.2%
4,975	Kroger Co. (The)	258,700
76,900	Rite Aid Corp. (a)	372,196
6,700	Safeway, Inc.	229,810

		860,706

	Food Products — 3.6%
8,925	Bunge Ltd.	751,753
4,850	Ingredion, Inc.	367,581
8,200	Tyson Foods, Inc., Class A	322,834

		1,442,168

	Personal Products — 0.2%
1,600	Herbalife Ltd.	70,000

	Tobacco — 1.4%
8,975	Lorillard, Inc.	537,692

	Total Consumer Staples	2,910,566

	Energy — 6.0%
	Energy Equipment & Services — 1.2%
451	Baker Hughes, Inc.	29,342
2,475	Cameron International Corp. (a)	164,290
893	National Oilwell Varco, Inc.	67,957
2,700	Oil States International, Inc. (a)	167,130
1,850	Patterson-UTI Energy, Inc.	60,181

		488,900

	Oil, Gas & Consumable Fuels — 4.8%
350	Athlon Energy, Inc. (a)	20,380
2,300	Cabot Oil & Gas Corp.	75,187
1,850	Cimarex Energy Co.	234,081
1,075	Continental Resources, Inc. (a)	71,466
6,800	EQT Corp.	622,472
950	Marathon Petroleum Corp.	80,437
2,850	Murphy Oil Corp.	162,194
2,000	Newfield Exploration Co. (a)	74,140
415	Noble Energy, Inc.	28,369
1,600	Peabody Energy Corp.	19,808
2,200	Tesoro Corp.	134,156
1,800	Valero Energy Corp.	83,286
6,725	World Fuel Services Corp.	268,462

		1,874,438

	Total Energy	2,363,338

	Financials — 16.7%
	Banks — 2.4%
4,450	East West Bancorp, Inc.	151,300
8,525	Fifth Third Bancorp	170,671
5,075	Huntington Bancshares, Inc.	49,380
11,925	KeyCorp	158,960
1,750	Popular, Inc., (Puerto Rico) (a)	51,511
6,525	Regions Financial Corp.	65,511
2,525	SVB Financial Group (a)	283,027

		930,360

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Capital Markets — 1.0%
1,000	Affiliated Managers Group, Inc. (a)	200,360
3,550	Lazard Ltd., (Bermuda), Class A	179,985

		380,345

	Consumer Finance — 1.6%
9,975	Discover Financial Services	642,290

	Insurance — 4.3%
3,650	Allied World Assurance Co. Holdings AG, (Switzerland)	134,466
3,725	American Financial Group, Inc.	215,640
1,150	Aon plc, (United Kingdom)	100,820
1,400	Arch Capital Group Ltd., (Bermuda) (a)	76,608
400	Aspen Insurance Holdings Ltd., (Bermuda)	17,108
1,800	Assurant, Inc.	115,740
6,125	Assured Guaranty Ltd., (Bermuda)	135,730
875	Axis Capital Holdings Ltd., (Bermuda)	41,414
400	Everest Re Group Ltd., (Bermuda)	64,804
722	FNF Group	20,028
350	Hanover Insurance Group, Inc. (The)	21,497
2,425	Hartford Financial Services Group, Inc. (The)	90,331
1,675	Lincoln National Corp.	89,747
2,225	Principal Financial Group, Inc.	116,746
2,150	Protective Life Corp.	149,232
1,125	Torchmark Corp.	58,916
5,125	Unum Group	176,198
1,700	Validus Holdings Ltd., (Bermuda)	66,538

		1,691,563

	Real Estate Investment Trusts (REITs) — 7.4%
825	American Capital Agency Corp.	17,531
4,450	Annaly Capital Management, Inc.	47,526
4,075	Apartment Investment & Management Co., Class A	129,666
150	AvalonBay Communities, Inc.	21,145
475	Boston Properties, Inc.	54,986
3,950	Brandywine Realty Trust	55,576
750	Camden Property Trust	51,397
1,325	Chimera Investment Corp.	4,028
900	Corrections Corp. of America	30,924
1,050	Crown Castle International Corp.	84,556
2,650	DDR Corp.	44,335
2,275	Douglas Emmett, Inc.	58,399
15,075	Duke Realty Corp.	258,989
2,375	Equity Commonwealth	61,061
2,500	Equity Lifestyle Properties, Inc.	105,900
1,050	Equity Residential	64,659
1,000	Extra Space Storage, Inc.	51,570
2,225	Health Care REIT, Inc.	138,773
7,760	Hospitality Properties Trust	208,356
5,175	Host Hotels & Resorts, Inc.	110,383
775	Mid-America Apartment Communities, Inc.	50,879
3,350	NorthStar Realty Finance Corp.	59,195
2,025	Post Properties, Inc.	103,964
5,800	Retail Properties of America, Inc., Class A	84,854
425	SL Green Realty Corp.	43,061
1,800	Taubman Centers, Inc.	131,400
1,947	Ventas, Inc.	120,617
2,475	Vornado Realty Trust	247,401
11,000	Weyerhaeuser Co.	350,460
1,850	WP Carey, Inc.	117,975

		2,909,566

	Real Estate Management & Development — 0.1%
150	Jones Lang LaSalle, Inc.	18,951

	Total Financials	6,573,075

	Health Care — 10.8%
	Biotechnology — 2.8%
2,800	Alnylam Pharmaceuticals, Inc. (a)	218,680
2,650	BioMarin Pharmaceutical, Inc. (a)	191,224
2,450	Incyte Corp. (a)	120,172
425	Intercept Pharmaceuticals, Inc. (a)	100,593
1,725	Medivation, Inc. (a)	170,551
2,725	Vertex Pharmaceuticals, Inc. (a)	306,045

		1,107,265

	Health Care Equipment & Supplies — 3.0%
2,600	Boston Scientific Corp. (a)	30,706
12,300	CareFusion Corp. (a)	556,575
375	Cooper Cos., Inc. (The)	58,406
11,000	Hologic, Inc. (a)	267,630
2,800	Zimmer Holdings, Inc.	281,540

		1,194,857

	Health Care Providers & Services — 3.9%
125	AmerisourceBergen Corp.	9,662
3,650	Cardinal Health, Inc.	273,458
5,650	Catamaran Corp. (a)	238,148
6,975	HCA Holdings, Inc. (a)	491,877
375	Health Net, Inc. (a)	17,291
3,850	Humana, Inc.	501,617

		1,532,053

	Pharmaceuticals — 1.1%
175	Actavis plc (a)	42,224
3,050	Endo International plc, (Ireland) (a)	208,437

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Pharmaceuticals — Continued
1,075	Perrigo Co. plc, (Ireland)	161,454
		412,115

	Total Health Care	4,246,290

	Industrials — 14.1%
	Aerospace & Defense — 3.4%
925	Alliant Techsystems, Inc.	118,067
7,516	Huntington Ingalls Industries, Inc.	783,242
1,525	L-3 Communications Holdings, Inc.	181,353
175	Northrop Grumman Corp.	23,058
6,025	Spirit Aerosystems Holdings, Inc., Class A (a)	229,312

		1,335,032

	Airlines — 2.2%
1,875	Alaska Air Group, Inc.	81,637
200	Copa Holdings S.A., (Panama), Class A	21,458
4,600	Delta Air Lines, Inc.	166,290
17,700	Southwest Airlines Co.	597,729

		867,114

	Commercial Services & Supplies — 0.7%
5,025	KAR Auction Services, Inc.	143,866
4,100	Pitney Bowes, Inc.	102,459
2,305	R.R. Donnelley & Sons Co.	37,940

		284,265

	Construction & Engineering — 2.7%
17,925	AECOM Technology Corp. (a)	604,969
1,675	Fluor Corp.	111,873
4,325	Jacobs Engineering Group, Inc. (a)	211,147
2,425	URS Corp.	139,704

		1,067,693

	Electrical Equipment — 0.6%
1,600	Babcock & Wilcox Co. (The)	44,304
2,750	Mobileye N.V., (Israel) (a)	147,372
400	Regal-Beloit Corp.	25,700

		217,376

	Machinery — 2.3%
2,575	AGCO Corp.	117,060
4,275	Ingersoll-Rand plc	240,939
3,375	Oshkosh Corp.	149,006
3,595	Parker-Hannifin Corp.	410,369

		917,374

	Marine — 0.1%
475	Kirby Corp. (a)	55,979

	Professional Services — 1.6%
9,050	Manpowergroup, Inc.	634,405

	Road & Rail — 0.2%
950	Landstar System, Inc.	68,581

	Trading Companies & Distributors — 0.3%
1,000	Air Lease Corp.	32,500
3,425	MRC Global, Inc. (a)	79,871
242	NOW, Inc. (a)	7,359
91	Veritiv Corp. (a)	4,556

		124,286

	Total Industrials	5,572,105

	Information Technology — 18.4%
	Communications Equipment — 0.5%
3,325	ARRIS Group, Inc. (a)	94,280
1,350	Harris Corp.	89,640

		183,920

	Electronic Equipment, Instruments & Components — 0.7%
3,175	Avnet, Inc.	131,762
2,175	CDW Corp.	67,534
1,325	Tech Data Corp. (a)	77,990

		277,286

	Internet Software & Services — 1.9%
375	Equinix, Inc. (a)	79,680
2,300	LinkedIn Corp., Class A (a)	477,917
3,575	Twitter, Inc. (a)	184,399

		741,996

	IT Services — 6.2%
1,625	Alliance Data Systems Corp. (a)	403,439
24,650	Booz Allen Hamilton Holding Corp.	576,810
500	DST Systems, Inc.	41,960
2,575	Fidelity National Information Services, Inc.	144,972
2,750	Global Payments, Inc.	192,170
17,150	Vantiv, Inc., Class A (a)	529,935
41,675	Xerox Corp.	551,360

		2,440,646

	Semiconductors & Semiconductor Equipment — 4.2%
15,900	Advanced Micro Devices, Inc. (a)	54,219
3,400	First Solar, Inc. (a)	223,754
2,825	KLA-Tencor Corp.	222,553
2,325	Lam Research Corp.	173,677
18,975	Marvell Technology Group Ltd., (Bermuda)	255,783
15,675	Micron Technology, Inc. (a)	537,026
10,925	ON Semiconductor Corp. (a)	97,670
1,875	Skyworks Solutions, Inc.	108,844

		1,673,526

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — Continued
	Software — 3.1%
9,925	Activision Blizzard, Inc.	206,341
2,300	Citrix Systems, Inc. (a)	164,082
5,925	Electronic Arts, Inc. (a)	210,989
20,850	Rovi Corp. (a)	411,683
2,750	Synopsys, Inc. (a)	109,161
41,900	Zynga, Inc., Class A (a)	113,130

		1,215,386

	Technology Hardware, Storage & Peripherals — 1.8%
7,175	Western Digital Corp.	698,271

	Total Information Technology	7,231,031

	Materials — 5.1%
	Chemicals — 2.3%
1,725	Ashland, Inc.	179,572
2,650	Cabot Corp.	134,541
675	Huntsman Corp.	17,543
2,191	PPG Industries, Inc.	431,057
1,825	Valspar Corp. (The)	144,157

		906,870

	Containers & Packaging — 0.9%
625	Avery Dennison Corp.	27,906
1,600	Crown Holdings, Inc. (a)	71,232
375	Greif, Inc., Class A	16,429
3,200	Rock-Tenn Co., Class A	152,256
2,575	Sealed Air Corp.	89,816

		357,639

	Metals & Mining — 1.1%
450	Nucor Corp.	24,426
3,125	Reliance Steel & Aluminum Co.	213,750
2,575	Steel Dynamics, Inc.	58,221
3,650	United States Steel Corp.	142,970

		439,367

	Paper & Forest Products — 0.8%
2,500	Domtar Corp., (Canada)	87,825
4,825	International Paper Co.	230,346

		318,171

	Total Materials	2,022,047

	Telecommunication Services — 1.5%
	Diversified Telecommunication Services — 1.0%
45,175	Frontier Communications Corp.	294,090
10,500	Windstream Holdings, Inc.	113,190

		407,280

	Wireless Telecommunication Services — 0.5%
1,200	SBA Communications Corp., Class A (a)	133,080
2,075	T-Mobile US, Inc. (a)	59,905

		192,985

	Total Telecommunication Services	600,265

	Utilities — 5.6%
	Electric Utilities — 0.1%
425	Entergy Corp.	32,865
400	Pinnacle West Capital Corp.	21,856

		54,721

	Gas Utilities — 0.7%
8,462	UGI Corp.	288,470

	Independent Power & Renewable Electricity Producers — 0.8%
19,400	AES Corp.	275,092
1,150	Calpine Corp. (a)	24,955

		300,047

	Multi-Utilities — 4.0%
1,925	Alliant Energy Corp.	106,664
2,725	Ameren Corp.	104,449
8,305	CenterPoint Energy, Inc.	203,223
5,925	CMS Energy Corp.	175,735
1,775	Consolidated Edison, Inc.	100,572
3,075	DTE Energy Co.	233,946
2,375	MDU Resources Group, Inc.	66,049
2,050	Public Service Enterprise Group, Inc.	76,342
2,350	SCANA Corp.	116,584
2,850	Sempra Energy	300,333
5,100	TECO Energy, Inc.	88,638

		1,572,535

	Total Utilities	2,215,773

	Total Common Stocks (Cost $30,977,618)	38,689,719

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
75,000	U.S. Treasury Note, 0.250%, 11/30/14 (k) (Cost $75,014)	75,023

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 2.1%
	Investment Company — 2.1%
830,808	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (Cost $830,808)	830,808

	Total Investments — 100.5% (Cost $31,883,440)	39,595,550
	Liabilities in Excess of Other Assets — (0.5)%	(178,774)

	NET ASSETS — 100.0%	$39,416,776

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Intrepid Mid Cap Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
6	S&P Mid Cap 400	12/19/14	$819,240	$(22,282)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS

REIT	—	Real Estate Investment Trust.
(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,675,955
Aggregate gross unrealized depreciation	(963,845)

Net unrealized appreciation/depreciation	$7,712,110

Federal income tax cost of investments	$31,883,440

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$39,520,527	$75,023	$—	$39,595,550
Depreciation in Other Financial Instruments
Futures Contracts	$(22,282)	$—	$—	$(22,282)

(a)	All portfolio holdings designated as Level 1 and Level 2 are disclosed individually on the SOI. Level 2 consists of a U.S. Treasury Note that is held for futures collateral. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.5%
	Consumer Discretionary — 22.5%
	Auto Components — 1.1%
11,900	BorgWarner, Inc.	626,059

	Automobiles — 2.6%
9,950	Harley-Davidson, Inc.	579,090
3,560	Tesla Motors, Inc. (a)	863,941

		1,443,031

	Hotels, Restaurants & Leisure — 4.1%
810	Chipotle Mexican Grill, Inc. (a)	539,938
22,800	Hilton Worldwide Holdings, Inc. (a)	561,564
16,192	Norwegian Cruise Line Holdings Ltd. (a)	583,236
3,400	Panera Bread Co., Class A (a)	553,248

		2,237,986

	Household Durables — 2.0%
5,025	Mohawk Industries, Inc. (a)	677,470
12,700	Toll Brothers, Inc. (a)	395,732

		1,073,202

	Internet & Catalog Retail — 2.2%
1,560	Netflix, Inc. (a)	703,841
5,500	TripAdvisor, Inc. (a)	502,810

		1,206,651

	Multiline Retail — 0.8%
9,600	Big Lots, Inc.	413,280

	Specialty Retail — 6.2%
4,500	Advance Auto Parts, Inc.	586,350
12,900	GameStop Corp., Class A	531,480
3,850	Signet Jewelers Ltd., (Bermuda)	438,553
6,500	Ulta Salon Cosmetics & Fragrance, Inc. (a)	768,105
16,200	Urban Outfitters, Inc. (a)	594,540
7,600	Williams-Sonoma, Inc.	505,932

		3,424,960

	Textiles, Apparel & Luxury Goods — 3.5%
6,550	lululemon athletica, Inc., (Canada) (a)	275,165
11,000	Michael Kors Holdings Ltd., (Hong Kong) (a)	785,290
5,275	Ralph Lauren Corp.	868,951

		1,929,406

	Total Consumer Discretionary	12,354,575

	Consumer Staples — 2.0%
	Beverages — 1.1%
6,800	Monster Beverage Corp. (a)	623,356

	Food & Staples Retailing — 0.9%
16,609	Sprouts Farmers Market, Inc. (a)	482,824

	Total Consumer Staples	1,106,180

	Energy — 5.4%
	Energy Equipment & Services — 0.7%
4,500	Dril-Quip, Inc. (a)	402,300

	Oil, Gas & Consumable Fuels — 4.7%
6,400	Antero Resources Corp. (a)	351,296
13,000	Cabot Oil & Gas Corp.	424,970
5,900	Concho Resources, Inc. (a)	739,801
19,100	Laredo Petroleum, Inc. (a)	428,031
10,800	Plains All American Pipeline LP	635,688

		2,579,786

	Total Energy	2,982,086

	Financials — 10.4%
	Banks — 1.9%
14,800	East West Bancorp, Inc.	503,200
5,025	Signature Bank (a)	563,102

		1,066,302

	Capital Markets — 5.3%
5,170	Affiliated Managers Group, Inc. (a)	1,035,861
12,500	Blackstone Group LP (The)	393,500
15,200	Lazard Ltd., Class A, (Bermuda)	770,640
20,900	TD Ameritrade Holding Corp.	697,433

		2,897,434

	Diversified Financial Services — 1.5%
8,500	Moody’s Corp.	803,250

	Real Estate Management & Development — 1.7%
32,100	CBRE Group, Inc., Class A (a)	954,654

	Total Financials	5,721,640

	Health Care — 13.7%
	Biotechnology — 2.0%
2,240	Alexion Pharmaceuticals, Inc. (a)	371,437
6,400	Vertex Pharmaceuticals, Inc. (a)	718,784

		1,090,221

	Health Care Equipment & Supplies — 1.6%
8,700	Insulet Corp. (a)	320,595
7,200	Sirona Dental Systems, Inc. (a)	552,096

		872,691

	Health Care Providers & Services — 3.9%
15,900	Brookdale Senior Living, Inc. (a)	512,298
16,200	Envision Healthcare Holdings, Inc. (a)	561,816
5,310	Humana, Inc. (m)	691,840
11,700	Premier, Inc., Class A (a)	384,462

		2,150,416

	Health Care Technology — 0.5%
9,900	Veeva Systems, Inc., Class A (a)	278,883

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Life Sciences Tools & Services — 3.7%
11,600	Agilent Technologies, Inc.	660,968
16,200	Bruker Corp. (a)	299,943
6,420	Illumina, Inc. (a)	1,052,366

		2,013,277

	Pharmaceuticals — 2.0%
2,700	Jazz Pharmaceuticals plc (a)	433,512
5,100	Valeant Pharmaceuticals International, Inc. (a)	669,120

		1,102,632

	Total Health Care	7,508,120

	Industrials — 18.3%
	Airlines — 1.2%
18,100	Delta Air Lines, Inc.	654,315

	Building Products — 2.3%
8,500	A.O. Smith Corp.	401,880
20,800	Fortune Brands Home & Security, Inc.	855,088

		1,256,968

	Commercial Services & Supplies — 1.1%
5,040	Stericycle, Inc. (a)	587,462

	Electrical Equipment — 2.0%
9,200	Acuity Brands, Inc.	1,082,932

	Industrial Conglomerates — 1.1%
7,200	Carlisle Cos., Inc.	578,736

	Machinery — 5.1%
6,000	Colfax Corp. (a)	341,820
9,225	Flowserve Corp.	650,547
6,000	Middleby Corp. (The) (a)	528,780
10,175	Pall Corp. (m)	851,648
5,000	WABCO Holdings, Inc. (a)	454,750

		2,827,545

	Marine — 1.3%
6,100	Kirby Corp. (a)	718,885

	Road & Rail — 1.1%
3,025	Canadian Pacific Railway Ltd., (Canada)	627,597

	Trading Companies & Distributors — 3.1%
29,100	HD Supply Holdings, Inc. (a)	793,266
6,350	MSC Industrial Direct Co., Inc., Class A	542,671
4,200	Watsco, Inc.	361,956

		1,697,893

	Total Industrials	10,032,333

	Information Technology — 23.6%
	Communications Equipment — 2.0%
12,600	Aruba Networks, Inc. (a)	271,908
20,700	Ciena Corp. (a)	346,104
4,850	Palo Alto Networks, Inc. (a)	475,785

		1,093,797

	Electronic Equipment, Instruments & Components — 1.6%
8,600	Amphenol Corp., Class A	858,796

	Internet Software & Services — 3.4%
3,600	CoStar Group, Inc. (a)	559,944
10,100	Dealertrack Technologies, Inc. (a)	438,441
14,000	Pandora Media, Inc. (a)	338,240
10,600	Twitter, Inc. (a)	546,748

		1,883,373

	IT Services — 2.8%
4,120	Alliance Data Systems Corp. (a)	1,022,872
15,200	VeriFone Systems, Inc. (a)	522,576

		1,545,448

	Semiconductors & Semiconductor Equipment — 5.5%
41,800	Applied Materials, Inc. (m)	903,298
10,500	Avago Technologies Ltd., (Singapore)	913,500
8,500	Lam Research Corp. (m)	634,950
8,600	NXP Semiconductor N.V., (Netherlands) (a)	588,498

		3,040,246

	Software — 7.4%
12,900	Autodesk, Inc. (a) (m)	710,790
5,000	CommVault Systems, Inc. (a)	252,000
4,200	Concur Technologies, Inc. (a)	532,644
22,300	Electronic Arts, Inc. (a) (m)	794,103
9,000	Guidewire Software, Inc. (a)	399,060
3,800	Mobileye N.V., (Israel) (a)	203,642
7,300	ServiceNow, Inc. (a)	429,094
4,500	Tableau Software, Inc., Class A (a)	326,925
4,700	Workday, Inc., Class A (a)	387,750

		4,036,008

	Technology Hardware, Storage & Peripherals — 0.9%
5,200	SanDisk Corp.	509,340

	Total Information Technology	12,967,008

	Materials — 2.6%
	Chemicals — 1.6%
3,985	Sherwin-Williams Co. (The)	872,675

	Construction Materials — 1.0%
5,100	Eagle Materials, Inc.	519,333

	Total Materials	1,392,008

	Total Common Stocks (Cost $44,025,342)	54,063,950

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Short-Term Investment — 1.8%
	Investment Company — 1.8%
1,004,428	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $1,004,428)	1,004,428

	Total Investments — 100.3% (Cost $45,029,770)	55,068,378
	Liabilities in Excess of Other Assets — (0.3)%	(144,783)

	NET ASSETS — 100.0%	$54,923,595

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—	All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures, swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements, unfunded commitments and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,116,673
Aggregate gross unrealized depreciation	(1,078,065)

Net unrealized appreciation/depreciation	$10,038,608

Federal income tax cost of investments	$45,029,770

JPMorgan Insurance Trust Mid Cap Growth Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$55,068,378	$—	$—	$55,068,378

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 98.6%
	Consumer Discretionary — 18.0%
	Hotels, Restaurants & Leisure — 1.4%
30,476	Marriott International, Inc., Class A	2,130,273
47,830	Starwood Hotels & Resorts Worldwide, Inc.	3,979,934

		6,110,207

	Household Durables — 2.5%
79,860	Jarden Corp. (a)	4,800,385
43,470	Mohawk Industries, Inc. (a)	5,860,625

		10,661,010

	Internet & Catalog Retail — 1.7%
83,230	Expedia, Inc.	7,292,612

	Media — 3.3%
35,512	CBS Corp. (Non-Voting), Class B	1,899,892
65,744	CBS Outdoor Americas, Inc.	1,968,375
99,435	Clear Channel Outdoor Holdings, Inc., Class A	670,192
60,770	DISH Network Corp., Class A (a)	3,924,527
134,170	Gannett Co., Inc.	3,980,824
77,810	Time, Inc. (a)	1,823,088

		14,266,898

	Multiline Retail — 2.6%
133,290	Kohl’s Corp.	8,134,689
44,330	Nordstrom, Inc.	3,030,842

		11,165,531

	Specialty Retail — 5.2%
7,928	AutoZone, Inc. (a)	4,040,584
58,770	Bed Bath & Beyond, Inc. (a)	3,868,829
111,260	Best Buy Co., Inc.	3,737,223
172,420	Gap, Inc. (The)	7,188,190
35,760	Tiffany & Co.	3,444,046

		22,278,872

	Textiles, Apparel & Luxury Goods — 1.3%
31,100	PVH Corp.	3,767,765
29,720	V.F. Corp.	1,962,412

		5,730,177

	Total Consumer Discretionary	77,505,307

	Consumer Staples — 5.2%
	Beverages — 1.5%
33,490	Constellation Brands, Inc., Class A (a)	2,918,988
53,221	Dr. Pepper Snapple Group, Inc.	3,422,643

		6,341,631

	Food & Staples Retailing — 1.9%
108,797	Kroger Co. (The)	5,657,444
545,600	Rite Aid Corp. (a)	2,640,704

		8,298,148

	Food Products — 0.9%
41,170	Hershey Co. (The)	3,928,853

	Household Products — 0.9%
30,600	Energizer Holdings, Inc.	3,770,226

	Total Consumer Staples	22,338,858

	Energy — 4.4%
	Oil, Gas & Consumable Fuels — 4.4%
65,300	Energen Corp.	4,717,272
37,120	EQT Corp.	3,397,965
88,780	PBF Energy, Inc., Class A	2,130,720
106,040	QEP Resources, Inc.	3,263,911
153,830	Southwestern Energy Co. (a)	5,376,358

	Total Energy	18,886,226

	Financials — 29.4%
	Banks — 6.6%
95,500	Citizens Financial Group, Inc. (a)	2,236,610
44,230	City National Corp.	3,346,884
331,800	Fifth Third Bancorp	6,642,636
55,780	First Republic Bank	2,754,417
109,670	Huntington Bancshares, Inc.	1,067,089
47,160	M&T Bank Corp.	5,814,356
135,310	SunTrust Banks, Inc.	5,145,839
46,100	Zions Bancorporation	1,339,666

		28,347,497

	Capital Markets — 4.8%
46,790	Ameriprise Financial, Inc.	5,772,950
111,180	Invesco Ltd.	4,389,387
49,500	Legg Mason, Inc.	2,532,420
41,200	Northern Trust Corp.	2,802,836
66,220	T. Rowe Price Group, Inc.	5,191,648

		20,689,241

	Consumer Finance — 0.9%
170,690	Ally Financial, Inc. (a)	3,949,767

	Insurance — 9.3%
6,498	Alleghany Corp. (a)	2,717,139
41,720	Chubb Corp. (The)	3,799,858
121,820	Hartford Financial Services Group, Inc. (The)	4,537,795
176,950	Loews Corp.	7,371,737
113,790	Marsh & McLennan Cos., Inc.	5,955,769
178,154	Old Republic International Corp.	2,544,039

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Insurance — continued
73,100	Progressive Corp. (The)	1,847,968
105,730	Unum Group	3,634,997
78,470	W.R. Berkley Corp.	3,750,866
126,290	XL Group plc, (Ireland)	4,189,039

		40,349,207

	Real Estate Investment Trusts (REITs) — 7.1%
78,720	American Campus Communities, Inc.	2,869,344
29,770	AvalonBay Communities, Inc.	4,196,677
96,630	Brixmor Property Group, Inc.	2,150,984
140,350	General Growth Properties, Inc.	3,305,242
189,160	Kimco Realty Corp.	4,144,496
91,005	Rayonier, Inc.	2,833,896
49,640	Regency Centers Corp.	2,672,121
46,214	Vornado Realty Trust	4,619,551
124,030	Weyerhaeuser Co.	3,951,596

		30,743,907

	Real Estate Management & Development — 0.3%
50,465	Brookfield Property Partners LP	1,063,297

	Thrifts & Mortgage Finance — 0.4%
183,950	Hudson City Bancorp, Inc.	1,787,994

	Total Financials	126,930,910

	Health Care — 6.0%
	Health Care Equipment & Supplies — 0.9%
88,990	CareFusion Corp. (a)	4,026,798

	Health Care Providers & Services — 5.1%
60,440	AmerisourceBergen Corp.	4,672,012
103,220	Brookdale Senior Living, Inc. (a)	3,325,748
69,160	Cigna Corp.	6,272,120
22,160	Henry Schein, Inc. (a)	2,580,975
39,650	Humana, Inc.	5,165,999

		22,016,854

	Total Health Care	26,043,652

	Industrials — 9.7%
	Building Products — 0.9%
89,380	Fortune Brands Home & Security, Inc.	3,674,412

	Electrical Equipment — 2.8%
80,380	AMETEK, Inc.	4,035,880
33,000	Hubbell, Inc., Class B	3,977,490
63,410	Regal-Beloit Corp.	4,074,092

		12,087,462

	Industrial Conglomerates — 1.2%
64,760	Carlisle Cos., Inc.	5,205,409

	Machinery — 2.7%
64,910	IDEX Corp.	4,697,537
84,150	Rexnord Corp. (a)	2,394,067
38,950	Snap-on, Inc.	4,716,066

		11,807,670

	Professional Services — 1.2%
69,570	Equifax, Inc.	5,199,662

	Trading Companies & Distributors — 0.9%
46,540	MSC Industrial Direct Co., Inc., Class A	3,977,308

	Total Industrials	41,951,923

	Information Technology — 9.5%
	Communications Equipment — 0.7%
124,600	CommScope Holding Co., Inc. (a)	2,979,186

	Electronic Equipment, Instruments & Components — 2.7%
61,530	Amphenol Corp., Class A	6,144,386
102,090	Arrow Electronics, Inc. (a)	5,650,682

		11,795,068

	IT Services — 1.6%
107,720	Jack Henry & Associates, Inc.	5,995,695
46,600	Sabre Corp.	834,839

		6,830,534

	Semiconductors & Semiconductor Equipment — 3.4%
107,530	Analog Devices, Inc.	5,321,660
54,870	KLA-Tencor Corp.	4,322,659
119,850	Xilinx, Inc.	5,075,647

		14,719,966

	Software — 1.1%
121,350	Synopsys, Inc. (a)	4,816,988

	Total Information Technology	41,141,742

	Materials — 7.4%
	Chemicals — 4.3%
53,330	Airgas, Inc.	5,900,965
61,116	Albemarle Corp.	3,599,733
14,370	Sherwin-Williams Co. (The)	3,146,886
44,720	Sigma-Aldrich Corp.	6,082,367

		18,729,951

	Containers & Packaging — 3.1%
92,070	Ball Corp.	5,825,269
77,080	Rock-Tenn Co., Class A	3,667,466
82,100	Silgan Holdings, Inc.	3,858,700

		13,351,435

	Total Materials	32,081,386

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Utilities — 9.0%
	Electric Utilities — 2.7%
65,530	Edison International	3,664,438
122,410	Westar Energy, Inc.	4,176,629
125,170	Xcel Energy, Inc.	3,805,168

		11,646,235

	Gas Utilities — 1.9%
37,830	National Fuel Gas Co.	2,647,722
246,160	Questar Corp.	5,486,906

		8,134,628

	Multi-Utilities — 4.4%
173,920	CenterPoint Energy, Inc.	4,255,822
137,700	CMS Energy Corp.	4,084,182
44,950	NiSource, Inc.	1,842,051
53,260	Sempra Energy	5,612,539
75,680	Wisconsin Energy Corp.	3,254,240

		19,048,834

	Total Utilities	38,829,697

	Total Common Stocks (Cost $284,315,152)	425,709,701

Short-Term Investment — 1.7%
	Investment Company — 1.7%
7,400,536	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $7,400,536)	7,400,536

	Total Investments — 100.3% (Cost $291,715,688)	433,110,237
	Liabilities in Excess of Other Assets — (0.3)%	(1,316,803)

	NET ASSETS — 100.0%	$431,793,434

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Mid Cap Value Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$143,679,979
Aggregate gross unrealized depreciation	(2,285,430)

Net unrealized appreciation/depreciation	$141,394,549

Federal income tax cost of investments	$291,715,688

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$433,110,237	$—	$—	$433,110,237

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 97.0%
	Consumer Discretionary — 12.1%
	Auto Components — 1.5%
23,100	Cooper Tire & Rubber Co.	662,970
8,100	Stoneridge, Inc. (a)	91,287
28,200	Tower International, Inc. (a)	710,358

		1,464,615

	Distributors — 0.3%
5,800	Core-Mark Holding Co., Inc.	307,632
1,360	VOXX International Corp. (a)	12,648

		320,280

	Diversified Consumer Services — 0.2%
1,400	Capella Education Co.	87,640
16,000	Chegg, Inc. (a)	99,840

		187,480

	Hotels, Restaurants & Leisure — 1.2%
4,800	Einstein Noah Restaurant Group, Inc.	96,768
8,900	Jack in the Box, Inc.	606,891
26,068	Ruth’s Hospitality Group, Inc.	287,791
9,300	Sonic Corp. (a)	207,948

		1,199,398

	Household Durables — 2.0%
2,700	GoPro, Inc., Class A (a)	252,990
13,900	Helen of Troy Ltd., (Bermuda) (a)	730,028
2,889	Jarden Corp. (a)	173,658
10,000	KB Home	149,400
2,000	Libbey, Inc. (a)	52,520
7,200	Lifetime Brands, Inc.	110,232
1,400	NACCO Industries, Inc., Class A	69,622
20,400	Skullcandy, Inc. (a)	158,916
5,200	Universal Electronics, Inc. (a)	256,724

		1,954,090

	Internet & Catalog Retail — 0.0% (g)
2,200	Coupons.com, Inc. (a)	26,312

	Leisure Products — 0.0% (g)
2,000	Nautilus, Inc. (a)	23,940

	Media — 1.1%
2,200	AMC Entertainment Holdings, Inc., Class A	50,578
20,900	Dex Media, Inc. (a)	199,804
35,600	E.W. Scripps Co. (The), Class A (a)	580,636
4,800	Entercom Communications Corp., Class A (a)	38,544
12,500	Journal Communications, Inc., Class A (a)	105,375
1,800	Live Nation Entertainment, Inc. (a)	43,236
2,400	Sinclair Broadcast Group, Inc., Class A	62,616
3,600	Townsquare Media, Inc. (a)	43,272

		1,124,061

	Multiline Retail — 0.7%
6,300	Dillard’s, Inc., Class A	686,574

	Specialty Retail — 3.7%
46,600	Barnes & Noble, Inc. (a)	919,884
15,600	Brown Shoe Co., Inc.	423,228
10,100	Cato Corp. (The), Class A	348,046
1,300	Children’s Place, Inc. (The)	61,958
6,700	Citi Trends, Inc. (a)	148,070
4,400	Destination Maternity Corp.	67,936
30,100	Express, Inc. (a)	469,861
10,000	Lithia Motors, Inc., Class A	756,900
48,445	Office Depot, Inc. (a)	249,007
2,000	Outerwall, Inc. (a)	112,200
3,400	Systemax, Inc. (a)	42,398

		3,599,488

	Textiles, Apparel & Luxury Goods — 1.4%
8,700	G-III Apparel Group Ltd. (a)	720,882
18,200	Iconix Brand Group, Inc. (a)	672,308

		1,393,190

	Total Consumer Discretionary	11,979,428

	Consumer Staples — 4.4%
	Food & Staples Retailing — 2.1%
8,350	Andersons, Inc. (The)	525,048
106,500	Rite Aid Corp. (a)	515,460
7,368	Roundy’s, Inc.	22,030
11,100	Smart & Final Stores, Inc. (a)	160,173
28,080	SpartanNash Co.	546,156
28,500	SUPERVALU, Inc. (a)	254,790

		2,023,657

	Food Products — 1.9%
34,200	Chiquita Brands International, Inc. (a)	485,640
10,300	Omega Protein Corp. (a)	128,750
26,800	Pilgrim’s Pride Corp. (a)	819,008
7,700	Pinnacle Foods, Inc.	251,405
2,500	Sanderson Farms, Inc.	219,875

		1,904,678

	Personal Products — 0.4%
4,000	Revlon, Inc., Class A (a)	126,760

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Personal Products — continued
3,200	USANA Health Sciences, Inc. (a)	235,712

		362,472

	Total Consumer Staples	4,290,807

	Energy — 6.3%
	Energy Equipment & Services — 1.8%
8,200	C&J Energy Services, Inc. (a)	250,510
7,200	Dawson Geophysical Co.	130,896
9,000	Forum Energy Technologies, Inc. (a)	275,490
9,200	Helix Energy Solutions Group, Inc. (a)	202,952
10,000	Matrix Service Co. (a)	241,200
2,400	Pioneer Energy Services Corp. (a)	33,648
9,612	Superior Energy Services, Inc.	315,947
17,800	Tesco Corp.	353,330

		1,803,973

	Oil, Gas & Consumable Fuels — 4.5%
10,400	Carrizo Oil & Gas, Inc. (a)	559,728
9,500	Delek U.S. Holdings, Inc.	314,640
4,295	Energy XXI Bermuda Ltd., (Bermuda)	48,748
21,900	Green Plains, Inc.	818,841
5,000	Jones Energy, Inc., Class A (a)	93,900
14,900	Pacific Ethanol, Inc. (a)	208,004
29,400	Renewable Energy Group, Inc. (a)	298,410
900	REX American Resources Corp. (a)	65,592
1,500	Ring Energy, Inc. (a)	22,110
1,500	SemGroup Corp., Class A	124,905
7,100	Stone Energy Corp. (a)	222,656
2,700	TransAtlantic Petroleum Ltd. (a)	24,273
25,300	VAALCO Energy, Inc. (a)	215,050
162,900	Warren Resources, Inc. (a)	863,370
10,100	Western Refining, Inc.	424,099
2,200	World Fuel Services Corp.	87,824

		4,392,150

	Total Energy	6,196,123

	Financials — 22.5%
	Banks — 7.5%
2,600	Banco Latinoamericano de Comercio
	Exterior S.A., (Panama), Class E	79,768
10,000	BBCN Bancorp, Inc.	145,900
2,200	BNC Bancorp	34,452
1,000	Bridge Bancorp, Inc.	23,650
5,800	Cathay General Bancorp	144,014
1,800	Citizens & Northern Corp.	34,200
1,264	Community Trust Bancorp, Inc.	42,508
1,200	ConnectOne Bancorp, Inc.	22,860
19,080	Customers Bancorp, Inc. (a)	342,677
24,055	East West Bancorp, Inc.	817,870
2,444	Fidelity Southern Corp.	33,483
3,600	Financial Institutions, Inc.	80,928
45,800	First BanCorp, (Puerto Rico) (a)	217,550
1,300	First Business Financial Services, Inc.	57,070
16,900	First Commonwealth Financial Corp.	141,791
4,300	First Community Bancshares, Inc.	61,447
3,900	First Financial Bancorp	61,737
3,300	First Merchants Corp.	66,693
6,800	First NBC Bank Holding Co. (a)	222,700
25,357	FirstMerit Corp.	446,283
24,725	Hanmi Financial Corp.	498,456
98,500	Huntington Bancshares, Inc.	958,405
875	Iberiabank Corp.	54,696
3,100	MainSource Financial Group, Inc.	53,475
700	National Bankshares, Inc.	19,432
2,171	NBT Bancorp, Inc.	48,891
1,100	Peoples Bancorp, Inc.	26,125
600	Peoples Financial Services Corp.	27,594
7,300	Pinnacle Financial Partners, Inc.	263,530
29,600	Popular, Inc., (Puerto Rico) (a)	871,276
5,700	Preferred Bank (a)	128,364
3,700	PrivateBancorp, Inc.	110,667
1,100	Prosperity Bancshares, Inc.	62,887
4,150	Sierra Bancorp	69,554
10,735	Southwest Bancorp, Inc.	176,054
10,200	Susquehanna Bancshares, Inc.	102,000
1,200	SVB Financial Group (a)	134,508
11,000	TriState Capital Holdings, Inc. (a)	99,770
2,000	WesBanco, Inc.	61,180
3,100	West Bancorporation, Inc.	43,803
48,600	Wilshire Bancorp, Inc.	448,578
1,400	Yadkin Financial Corp. (a)	25,424

		7,362,250

	Capital Markets — 1.3%
2,600	Arlington Asset Investment Corp., Class A	66,066
45,800	BGC Partners, Inc., Class A	340,294
16,600	Cowen Group, Inc., Class A (a)	62,250
23,100	Investment Technology Group, Inc. (a)	364,056

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Capital Markets — continued
15,700	Manning & Napier, Inc.	263,603
800	Oppenheimer Holdings, Inc., Class A	16,200
3,000	Piper Jaffray Cos. (a)	156,720

		1,269,189

	Consumer Finance — 1.9%
12,900	Cash America International, Inc.	565,020
7,100	Encore Capital Group, Inc. (a)	314,601
42,900	Green Dot Corp., Class A (a)	906,906
2,500	Nelnet, Inc., Class A	107,725

		1,894,252

	Insurance — 2.7%
29,700	American Equity Investment Life Holding Co.	679,536
5,525	Aspen Insurance Holdings Ltd., (Bermuda)	236,304
8,300	Atlas Financial Holdings, Inc. (a)	114,872
37,500	CNO Financial Group, Inc.	636,000
1,900	Crawford & Co., Class B	15,675
4,600	HCI Group, Inc.	165,554
10,000	Hilltop Holdings, Inc. (a)	200,500
1,300	Horace Mann Educators Corp.	37,063
20,700	Maiden Holdings Ltd., (Bermuda)	229,356
1,000	Montpelier Re Holdings Ltd., (Bermuda)	31,090
2,700	Selective Insurance Group, Inc.	59,778
1,100	Stewart Information Services Corp.	32,285
4,900	Symetra Financial Corp.	114,317
3,000	United Fire Group, Inc.	83,310
906	Validus Holdings Ltd., (Bermuda)	35,461

		2,671,101

	Real Estate Investment Trusts (REITs) — 8.3%
800	Agree Realty Corp.	21,904
3,283	American Campus Communities, Inc.	119,665
71,000	Anworth Mortgage Asset Corp.	340,090
3,080	Ashford Hospitality Prime, Inc.	46,908
59,300	Ashford Hospitality Trust, Inc.	606,046
52,000	Capstead Mortgage Corp.	636,480
6,700	Chatham Lodging Trust	154,636
5,800	Chesapeake Lodging Trust	169,070
8,700	CoreSite Realty Corp.	285,969
19,300	Cousins Properties, Inc.	230,635
21,775	DCT Industrial Trust, Inc.	163,530
7,100	DDR Corp.	118,783
12,100	DiamondRock Hospitality Co.	153,428
2,400	EastGroup Properties, Inc.	145,416
17,600	Education Realty Trust, Inc.	180,928
31,900	First Industrial Realty Trust, Inc.	539,429
2,300	Franklin Street Properties Corp.	25,806
14,900	Geo Group, Inc. (The)	569,478
6,500	Glimcher Realty Trust	88,010
4,000	Government Properties Income Trust	87,640
1,150	Home Properties, Inc.	66,976
4,600	LaSalle Hotel Properties	157,504
3,000	LTC Properties, Inc.	110,670
895	Mid-America Apartment Communities, Inc.	58,757
2,400	Parkway Properties, Inc.	45,072
5,800	Pebblebrook Hotel Trust	216,572
8,325	Pennsylvania Real Estate Investment Trust	166,001
14,500	PennyMac Mortgage Investment Trust	310,735
16,000	Potlatch Corp.	643,360
3,075	PS Business Parks, Inc.	234,131
12,200	RAIT Financial Trust	90,646
2,100	Ramco-Gershenson Properties Trust	34,125
15,100	Redwood Trust, Inc.	250,358
15,700	RLJ Lodging Trust	446,979
23,300	Strategic Hotels & Resorts, Inc. (a)	271,445
1,100	Sun Communities, Inc.	55,550
26,900	Sunstone Hotel Investors, Inc.	371,758

		8,214,490

	Thrifts & Mortgage Finance — 0.8%
1,700	BofI Holding, Inc. (a)	123,607
14,900	Flagstar Bancorp, Inc. (a)	250,767
4,500	HomeStreet, Inc.	76,905
9,375	Ocwen Financial Corp. (a)	245,437
1,300	PennyMac Financial Services, Inc., Class A (a)	19,045
6,300	Walker & Dunlop, Inc. (a)	83,727
1,300	Washington Federal, Inc.	26,468

		825,956

	Total Financials	22,237,238

	Health Care — 12.5%
	Biotechnology — 4.9%
4,000	Acceleron Pharma, Inc. (a)	120,960
900	Adamas Pharmaceuticals, Inc. (a)	16,758
500	Agios Pharmaceuticals, Inc. (a)	30,675
3,500	Alnylam Pharmaceuticals, Inc. (a)	273,350
8,100	Applied Genetic Technologies Corp. (a)	150,741
4,800	Ardelyx, Inc. (a)	68,208
35,300	ARIAD Pharmaceuticals, Inc. (a)	190,620

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Biotechnology — continued
9,152	Auspex Pharmaceuticals, Inc. (a)	234,932
1,400	Avalanche Biotechnologies, Inc. (a)	47,866
4,200	Bluebird Bio, Inc. (a)	150,696
5,300	Cara Therapeutics, Inc. (a)	44,467
7,700	Celladon Corp. (a)	80,542
25,000	Celldex Therapeutics, Inc. (a)	324,000
11,300	Dicerna Pharmaceuticals, Inc. (a)	143,849
16,212	Eleven Biotherapeutics, Inc. (a)	180,601
2,800	Immune Design Corp. (a)	49,448
14,300	Insmed, Inc. (a)	186,615
400	Intercept Pharmaceuticals, Inc. (a)	94,676
4,000	Isis Pharmaceuticals, Inc. (a)	155,320
1,000	Karyopharm Therapeutics, Inc. (a)	34,940
15,500	Kindred Biosciences, Inc. (a)	143,375
12,400	Kite Pharma, Inc. (a)	353,400
2,900	MacroGenics, Inc. (a)	60,610
6,600	NPS Pharmaceuticals, Inc. (a)	171,600
19,400	Oncothyreon, Inc. (a)	37,248
1,000	Ophthotech Corp. (a)	38,930
5,600	Receptos, Inc. (a)	347,816
900	Sage Therapeutics, Inc. (a)	28,350
5,700	Synageva BioPharma Corp. (a)	392,046
40,600	Threshold Pharmaceuticals, Inc. (a)	146,566
8,900	Tokai Pharmaceuticals, Inc. (a)	134,746
9,100	Trevena, Inc. (a)	58,422
4,300	Ultragenyx Pharmaceutical, Inc. (a)	243,380
8,800	Vitae Pharmaceuticals, Inc. (a)	67,144
2,000	Zafgen, Inc. (a)	39,300

		4,842,197

	Health Care Equipment & Supplies — 3.0%
20,900	Greatbatch, Inc. (a)	890,549
11,983	Inogen, Inc. (a)	246,970
10,300	Insulet Corp. (a)	379,555
3,300	K2M Group Holdings, Inc. (a)	47,619
28,300	NuVasive, Inc. (a)	986,821
7,900	Orthofix International N.V., (Curacao) (a)	244,584
3,500	PhotoMedex, Inc. (a)	21,700
4,400	Roka Bioscience, Inc. (a)	44,220
7,900	TransEnterix, Inc. (a)	34,444
4,600	TriVascular Technologies, Inc. (a)	66,608

		2,963,070

	Health Care Providers & Services — 2.5%
10,113	Amsurg Corp. (a)	506,156
54,400	Cross Country Healthcare, Inc. (a)	505,376
1,400	HealthEquity, Inc. (a)	25,634
8,700	Kindred Healthcare, Inc.	168,780
13,100	Molina Healthcare, Inc. (a)	554,130
7,500	Owens & Minor, Inc.	245,550
7,300	Select Medical Holdings Corp.	87,819
4,800	Trupanion, Inc. (a)	40,800
5,600	WellCare Health Plans, Inc. (a)	337,904

		2,472,149

	Health Care Technology — 0.1%
2,400	Castlight Health, Inc., Class B (a)	31,056
4,400	Imprivata, Inc. (a)	68,288

		99,344

	Pharmaceuticals — 2.0%
24,300	AcelRx Pharmaceuticals, Inc. (a)	133,407
11,900	Amphastar Pharmaceuticals, Inc. (a)	138,635
7,200	Catalent, Inc. (a)	180,216
12,100	Egalet Corp. (a)	68,970
2,600	Furiex Pharmaceuticals, Inc. (a) (i)	25,402
15,600	Impax Laboratories, Inc. (a)	369,876
1,200	Intersect ENT, Inc. (a)	18,600
800	Jazz Pharmaceuticals plc (a)	128,448
6,800	Lannett Co., Inc. (a)	310,624
2,501	Mallinckrodt plc (a)	225,465
9,600	Medicines Co. (The) (a)	214,272
6,100	Revance Therapeutics, Inc. (a)	117,913
1,200	ZS Pharma, Inc. (a)	47,076

		1,978,904

	Total Health Care	12,355,664

	Industrials — 13.7%
	Aerospace & Defense — 1.5%
12,100	AAR Corp.	292,215
1,000	Curtiss-Wright Corp.	65,920
19,400	Engility Holdings, Inc. (a)	604,698
4,100	Esterline Technologies Corp. (a)	456,207
400	Triumph Group, Inc.	26,020
		1,445,060
	Air Freight & Logistics — 0.2%
3,000	Atlas Air Worldwide Holdings, Inc. (a)	99,060
2,800	Park-Ohio Holdings Corp.	134,008

		233,068

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Airlines — 1.0%
17,000	Alaska Air Group, Inc.	740,180
18,000	Hawaiian Holdings, Inc. (a)	242,100

		982,280

	Building Products — 0.1%
6,875	Gibraltar Industries, Inc. (a)	94,119

	Commercial Services & Supplies — 3.9%
25,100	ABM Industries, Inc.	644,819
50,500	ACCO Brands Corp. (a)	348,450
12,400	ARC Document Solutions, Inc. (a)	100,440
9,500	Brady Corp., Class A	213,180
5,500	Ceco Environmental Corp.	73,700
64,000	Cenveo, Inc. (a)	158,080
19,050	Deluxe Corp.	1,050,798
1,900	Herman Miller, Inc.	56,715
30,200	Kimball International, Inc., Class B	454,510
8,800	Knoll, Inc.	152,328
21,900	Steelcase, Inc., Class A	354,561
900	UniFirst Corp.	86,931
3,000	United Stationers, Inc.	112,710
2,800	Viad Corp.	57,820

		3,865,042

	Construction & Engineering — 0.7%
2,300	Argan, Inc.	76,774
8,175	EMCOR Group, Inc.	326,673
11,618	Tutor Perini Corp. (a)	306,715

		710,162

	Electrical Equipment — 0.7%
5,400	EnerSys	316,656
4,500	Generac Holdings, Inc. (a)	182,430
2,500	Regal-Beloit Corp.	160,625

		659,711

	Machinery — 2.9%
4,300	Barnes Group, Inc.	130,505
3,600	Columbus McKinnon Corp.	79,164
11,600	Federal Signal Corp.	153,584
8,600	Global Brass & Copper Holdings, Inc.	126,162
6,500	Greenbrier Cos., Inc. (The)	476,970
2,900	Hyster-Yale Materials Handling, Inc.	207,698
5,500	Kadant, Inc.	214,775
4,000	LB Foster Co., Class A	183,760
12,900	Meritor, Inc. (a)	139,965
7,200	NN, Inc.	192,384
700	Standex International Corp.	51,898
7,100	TriMas Corp. (a)	172,743
13,600	Wabash National Corp. (a)	181,152
6,600	Wabtec Corp.	534,864
900	Watts Water Technologies, Inc., Class A	52,425

		2,898,049

	Marine — 0.0% (g)
400	Matson, Inc.	10,012

	Professional Services — 0.7%
6,400	Barrett Business Services, Inc.	252,736
2,600	Heidrick & Struggles International, Inc.	53,404
1,400	Kelly Services, Inc., Class A	21,938
3,000	Paylocity Holding Corp. (a)	58,950
5,700	RPX Corp. (a)	78,261
2,200	TriNet Group, Inc. (a)	56,650
4,800	TrueBlue, Inc. (a)	121,248
1,700	VSE Corp.	83,334

		726,521

	Road & Rail — 1.6%
400	AMERCO	104,756
19,000	ArcBest Corp.	708,700
1,900	Avis Budget Group, Inc. (a)	104,291
16,300	Quality Distribution, Inc. (a)	208,314
2,750	Saia, Inc. (a)	136,290
11,400	Swift Transportation Co. (a)	239,172
1,900	Universal Truckload Services, Inc.	46,075

		1,547,598

	Trading Companies & Distributors — 0.4%
6,075	Applied Industrial Technologies, Inc.	277,324
800	Beacon Roofing Supply, Inc. (a)	20,384
8,500	General Finance Corp. (a)	75,395

		373,103

	Total Industrials	13,544,725

	Information Technology — 17.7%
	Communications Equipment — 1.3%
1,600	Arista Networks, Inc. (a)	141,328
29,382	ARRIS Group, Inc. (a)	833,127
20,200	Extreme Networks, Inc. (a)	96,758
17,300	Polycom, Inc. (a)	212,530

		1,283,743

	Electronic Equipment, Instruments & Components — 2.1%
25,100	Benchmark Electronics, Inc. (a)	557,471
10,500	Insight Enterprises, Inc. (a)	237,615

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Electronic Equipment, Instruments & Components — continued
1,900	Littelfuse, Inc.	161,842
8,300	Newport Corp. (a)	147,076
47,400	Sanmina Corp. (a)	988,764

		2,092,768

	Internet Software & Services — 2.3%
26,800	Aerohive Networks, Inc. (a)	214,936
2,100	Amber Road, Inc. (a)	36,414
18,400	Carbonite, Inc. (a)	188,416
11,000	Cornerstone OnDemand, Inc. (a)	378,510
900	Digital River, Inc. (a)	13,068
802	Five9, Inc. (a)	5,245
4,800	Intralinks Holdings, Inc. (a)	38,880
2,200	Q2 Holdings, Inc. (a)	30,800
21,144	WebMD Health Corp. (a)	884,031
7,300	Yelp, Inc. (a)	498,225

		2,288,525

	IT Services — 2.6%
9,025	CSG Systems International, Inc.	237,177
1,700	EVERTEC, Inc., (Puerto Rico)	37,978
52,300	Global Cash Access Holdings, Inc. (a)	353,025
17,700	iGATE Corp. (a)	649,944
1,300	Science Applications International Corp.	57,499
43,300	Unisys Corp. (a)	1,013,653
5,202	VeriFone Systems, Inc. (a)	178,845

		2,528,121

	Semiconductors & Semiconductor Equipment — 4.6%
5,550	Alpha & Omega Semiconductor Ltd. (a)	52,170
18,175	Amkor Technology, Inc. (a)	152,852
24,600	Audience, Inc. (a)	182,040
5,000	Brooks Automation, Inc.	52,550
10,700	First Solar, Inc. (a)	704,167
22,800	GT Advanced Technologies, Inc. (a)	246,924
11,100	Integrated Silicon Solution, Inc.	152,514
9,000	Lattice Semiconductor Corp. (a)	67,500
3,300	Nanometrics, Inc. (a)	49,830
12,100	OmniVision Technologies, Inc. (a)	320,166
8,100	Pericom Semiconductor Corp. (a)	78,894
4,522	Photronics, Inc. (a)	36,402
22,300	Silicon Image, Inc. (a)	112,392
14,600	Skyworks Solutions, Inc.	847,530
20,200	Spansion, Inc., Class A (a)	460,358
23,100	SunEdison, Inc. (a)	436,128
57,900	Ultra Clean Holdings, Inc. (a)	518,205

		4,470,622

	Software — 4.5%
1,306	Aspen Technology, Inc. (a)	49,262
44,700	AVG Technologies N.V., (Netherlands) (a)	741,126
1,800	FireEye, Inc. (a)	55,008
2,500	Globant S.A., (Luxembourg) (a)	35,175
5,300	Manhattan Associates, Inc. (a)	177,126
7,900	MobileIron, Inc. (a)	88,006
5,500	Model N, Inc. (a)	54,230
38,700	Pegasystems, Inc.	739,557
6,640	PTC, Inc. (a)	245,016
1,200	Rovi Corp. (a)	23,694
37,200	Take-Two Interactive Software, Inc. (a)	858,204
46,600	TeleCommunication Systems, Inc., Class A (a)	130,014
7,400	Telenav, Inc. (a)	49,580
3,200	TIBCO Software, Inc. (a)	75,616
30,200	TiVo, Inc. (a)	386,409
1,600	TubeMogul, Inc. (a)	18,400
7,811	Varonis Systems, Inc. (a)	164,812
10,000	Verint Systems, Inc. (a)	556,100

		4,447,335

	Technology Hardware, Storage & Peripherals — 0.3%
9,300	Avid Technology, Inc. (a)	93,930
15,300	QLogic Corp. (a)	140,148
2,800	Super Micro Computer, Inc. (a)	82,376

		316,454

	Total Information Technology	17,427,568

	Materials — 3.6%
	Chemicals — 1.6%
10,300	A Schulman, Inc.	372,448
9,500	Axiall Corp.	340,195
700	FutureFuel Corp.	8,323
800	Innospec, Inc.	28,720
5,700	Koppers Holdings, Inc.	189,012
14,900	Kronos Worldwide, Inc.	205,322
6,700	Minerals Technologies, Inc.	413,457
10,400	OMNOVA Solutions, Inc. (a)	55,848

		1,613,325

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Construction Materials — 0.1%
4,600	Headwaters, Inc. (a)	57,684

	Containers & Packaging — 0.9%
35,600	Graphic Packaging Holding Co. (a)	442,508
10,550	Rock-Tenn Co., Class A	501,969

		944,477

	Metals & Mining — 0.7%
10,000	Commercial Metals Co.	170,700
7,500	Ryerson Holding Corp. (a)	96,000
11,200	Worthington Industries, Inc.	416,864

		683,564

	Paper & Forest Products — 0.3%
4,700	Boise Cascade Co. (a)	141,658
8,200	Resolute Forest Products, Inc.,
	(Canada) (a)	128,248

		269,906

	Total Materials	3,568,956

	Telecommunication Services — 1.2%
	Diversified Telecommunication Services — 1.1%
5,400	IDT Corp., Class B	86,724
55,500	Inteliquent, Inc.	690,975
8,600	Intelsat S.A., (Luxembourg) (a)	147,404
14,600	Premiere Global Services, Inc. (a)	174,762

		1,099,865

	Wireless Telecommunication Services — 0.1%
8,300	RingCentral, Inc., Class A (a)	105,493

	Total Telecommunication Services	1,205,358

	Utilities — 3.0%
	Electric Utilities — 1.3%
1,025	El Paso Electric Co.	37,464
3,000	Empire District Electric Co. (The)	72,450
4,900	IDACORP, Inc.	262,689
2,550	MGE Energy, Inc.	95,013
23,975	Portland General Electric Co.	770,077
1,700	Westar Energy, Inc.	58,004

		1,295,697

	Gas Utilities — 0.7%
319	AGL Resources, Inc.	16,377
1,200	Chesapeake Utilities Corp.	49,992
2,800	Laclede Group, Inc. (The)	129,920
4,900	New Jersey Resources Corp.	247,499
1,300	Northwest Natural Gas Co.	54,925
2,400	Southwest Gas Corp.	116,592
1,500	WGL Holdings, Inc.	63,180

		678,485

	Independent Power & Renewable Electricity Producers — 1.0%
31,700	Dynegy, Inc. (a)	914,862
1,800	TerraForm Power, Inc., Class A (a)	51,948

		966,810

	Total Utilities	2,940,992

	Total Common Stocks (Cost $73,315,180)	95,746,859

PRINCIPAL AMOUNT($)
U.S. Treasury Obligation — 0.2%
230,000	U.S. Treasury Note, 0.250%, 11/30/14 (k) (Cost $230,044)	230,072

SHARES
Short-Term Investment — 2.0%
	Investment Company — 2.0%
1,992,024	JPMorgan Prime Money Market Fund, Institutional Class Shares, 0.010% (b) (l) (Cost $1,992,024)	1,992,024

	Total Investments — 99.2% (Cost $75,537,248)	97,968,955
	Other Assets in Excess of Liabilities — 0.8%	763,058

	NET ASSETS — 100.0%	$98,732,013

Percentages indicated are based on net assets.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Futures Contracts

NUMBER OF CONTRACTS	DESCRIPTION	EXPIRATION DATE	NOTIONAL VALUE AT SEPTEMBER 30, 2014	NET UNREALIZED APPRECIATION (DEPRECIATION)
	Long Futures Outstanding
25	E-mini Russell 2000	12/19/14	$2,741,500	$(107,150)

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(i)	—	Security has been deemed illiquid pursuant to procedures approved by the Board of Trustees and may be difficult to sell.
(k)	—	All or a portion of this security is deposited with the broker as collateral for futures, centrally cleared swaps or with brokers as initial margin for future contracts.
(l)	—	The rate shown is the current yield as of September 30, 2014.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,297,789
Aggregate gross unrealized depreciation	(3,866,082)

Net unrealized appreciation/depreciation	$22,431,707

Federal income tax cost of investments	$75,537,248

A. Valuation of Investments — Equity securities listed on a North American, Central American, South American or Caribbean securities exchange shall generally be valued at the last sale price on the exchange on which the security is principally traded that is reported before the time when the net assets of the Portfolio are valued. Securities listed on the NASDAQ Stock Market LLC are generally valued at the NASDAQ Official Closing Price. Fixed income securities (other than certain short-term investments maturing in less than 61 days) are valued each day based on prices received from independent or affiliated pricing services approved by the Board of Trustees or third party broker-dealers. The pricing services or broker-dealers use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services or broker-dealers may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services or broker-dealers also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Generally, short-term investments of sufficient credit quality maturing in less than 61 days are valued at amortized cost, which approximates fair value. Investments in open-end investment companies are valued at each investment company’s net asset value per share as of the report date.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

Certain investments of the Portfolio may, depending upon market conditions, trade in relatively thin markets and/or in markets that experience significant volatility. As a result of these conditions, the prices used by the Portfolio to value these securities may differ from the value that would be realized if these securities were sold, and the differences could be material. Futures and options are generally valued on the basis of available market quotations. Swaps and other derivatives are valued daily, primarily using independent or affiliated pricing services approved by the Board of Trustees. If valuations are not available from such pricing services or values received are deemed not representative of fair value, values will be obtained from a third party broker-dealer or counterparty.

Securities or other assets for which market quotations are not readily available or for which market quotations are deemed to not represent the fair value of the security or asset at the time of pricing (including certain illiquid securities) are fair valued in accordance with procedures established by and under the supervision and responsibility of the Board of Trustees. The Board of Trustees has established an Audit and Valuation Committee to assist with the oversight of the valuation of the Portfolio’s securities. JPMorgan Funds Management, Inc. (the “Administrator” or “JPMFM”), has established a Valuation Committee (“VC”) that is comprised of senior representatives from JPMFM, J.P. Morgan Investment Management Inc. (the “Adviser” or “JPMIM”) and J.P. Morgan Asset Management’s Legal, Compliance and Risk Management groups and the Portfolio’s Chief Compliance Officer. The VC’s responsibilities include making determinations regarding Level 3 fair value measurements (“Fair Values”) and/or providing recommendations for approval to the Board of Trustees’ Audit and Valuation Committee, in accordance with the Portfolio’s valuation policies.

The VC or Board of Trustees, as applicable, primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. The VC or Board of Trustees may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry.

It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material. JPMFM and JPMIM are responsible for monitoring developments that may impact Fair Values and for discussing and assessing Fair Values on an ongoing, and at least a quarterly basis with the VC and Board of Trustees, as applicable. The appropriateness of Fair Values is assessed based on results of unchanged price review and consideration of macro or security specific events, back testing, and broker and vendor due diligence.

Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer related events after the report date and prior to issuance of the report are not reflected herein.

JPMorgan Insurance Trust Small Cap Core Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Consumer Discretionary	$11,979,428	$—	$—	$11,979,428
Consumer Staples	4,290,807	—	—	4,290,807
Energy	6,196,123	—	—	6,196,123
Financials	22,237,238	—	—	22,237,238
Health Care	12,330,262	—	25,402	12,355,664
Industrials	13,544,725	—	—	13,544,725
Information Technology	17,427,568	—	—	17,427,568
Materials	3,568,956	—	—	3,568,956
Telecommunication Services	1,205,358	—	—	1,205,358
Utilities	2,940,992	—	—	2,940,992

Total Common Stocks	95,721,457	—	25,402	95,746,859

Debt Securities
U.S. Treasury Obligation	—	230,072	—	230,072
Short-Term Investment
Investment Company	1,992,024	—	—	1,992,024

Total Investments in Securities	$97,713,481	$230,072	$25,402	$97,968,955

Depreciation in Other Financial Instruments
Futures Contracts	$(107,150)	$—	$—	$(107,150)

There were no transfers between level 1 and 2 during the period ended September 30, 2014.

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — 99.3%
	Consumer Discretionary — 13.6%
	Automobiles — 1.9%
55,540	General Motors Co.	1,773,948

	Hotels, Restaurants & Leisure — 1.0%
4,020	Royal Caribbean Cruises Ltd.	270,505
6,030	Starbucks Corp.	455,024
3,702	Yum! Brands, Inc.	266,470

		991,999

	Household Durables — 1.1%
4,320	D.R. Horton, Inc.	88,646
6,290	Harman International Industries, Inc.	616,672
12,660	PulteGroup, Inc.	223,576
4,550	Toll Brothers, Inc. (a)	141,778

		1,070,672

	Internet & Catalog Retail — 0.6%
470	Amazon.com, Inc. (a)	151,547
320	Priceline Group, Inc. (The) (a)	370,745

		522,292

	Media — 5.6%
4,180	Charter Communications, Inc., Class A (a)	632,727
20,015	Comcast Corp., Class A	1,076,407
5,160	DISH Network Corp., Class A (a)	333,233
550	Time Warner Cable, Inc.	78,919
26,329	Time Warner, Inc.	1,980,204
22,190	Twenty-First Century Fox, Inc., Class A	760,895
3,930	Twenty-First Century Fox, Inc., Class B	130,908
3,100	Walt Disney Co. (The)	275,993

		5,269,286

	Specialty Retail — 2.8%
10,240	Home Depot, Inc. (The)	939,418
19,370	Lowe’s Cos., Inc.	1,025,060
10,810	TJX Cos., Inc. (The)	639,628

		2,604,106

	Textiles, Apparel & Luxury Goods — 0.6%
6,550	lululemon athletica, Inc., (Canada) (a)	275,166
1,540	Ralph Lauren Corp.	253,684
1,210	V.F. Corp.	79,896

		608,746

	Total Consumer Discretionary	12,841,049

	Consumer Staples — 5.8%
	Beverages — 1.1%
15,920	Coca-Cola Co. (The) (m)	679,147
3,880	Constellation Brands, Inc., Class A (a)	338,181
1,194	Dr. Pepper Snapple Group, Inc.	76,786

		1,094,114

	Food & Staples Retailing — 1.5%
2,880	Costco Wholesale Corp.	360,922
13,480	CVS Health Corp.	1,072,873

		1,433,795

	Food Products — 0.8%
6,038	General Mills, Inc.	304,617
12,169	Mondelez International, Inc., Class A	416,971

		721,588

	Household Products — 1.7%
6,150	Colgate-Palmolive Co.	401,103
14,117	Procter & Gamble Co. (The)	1,182,157

		1,583,260

	Tobacco — 0.7%
8,460	Philip Morris International, Inc.	705,564

	Total Consumer Staples	5,538,321

	Energy — 9.4%
	Energy Equipment & Services — 3.3%
2,900	Ensco plc, (United Kingdom), Class A	119,799
7,550	Halliburton Co.	487,050
24,898	Schlumberger Ltd.	2,531,878

		3,138,727

	Oil, Gas & Consumable Fuels — 6.1%
4,480	Anadarko Petroleum Corp.	454,451
700	Apache Corp.	65,709
470	Cheniere Energy, Inc. (a)	37,614
11,950	Chevron Corp.	1,425,874
3,690	EOG Resources, Inc.	365,384
2,910	EQT Corp.	266,382
12,426	Exxon Mobil Corp.	1,168,665
11,070	Marathon Oil Corp.	416,121
10,879	Occidental Petroleum Corp.	1,046,016
5,210	Phillips	423,625
1,710	Valero Energy Corp.	79,122

		5,748,963

	Total Energy	8,887,690

	Financials — 17.0%
	Banks — 6.8%
110,869	Bank of America Corp.	1,890,316
7,320	BB&T Corp.	272,377
31,234	Citigroup, Inc.	1,618,546
820	SVB Financial Group (a)	91,914

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Banks — continued
50,173	Wells Fargo & Co.	2,602,474

		6,475,627

	Capital Markets — 4.6%
750	Affiliated Managers Group, Inc. (a)	150,270
2,340	Ameriprise Financial, Inc.	288,709
1,040	BlackRock, Inc.	341,453
12,830	Charles Schwab Corp. (The)	377,074
4,066	Goldman Sachs Group, Inc. (The)	746,396
15,410	Invesco Ltd.	608,387
35,664	Morgan Stanley	1,232,904
7,080	State Street Corp.	521,159
1,815	TD Ameritrade Holding Corp.	60,566

		4,326,918

	Diversified Financial Services — 0.8%
970	CME Group, Inc.	77,556
3,610	Intercontinental Exchange, Inc.	704,131

		781,687

	Insurance — 4.6%
14,778	ACE Ltd., (Switzerland)	1,549,769
1,160	Axis Capital Holdings Ltd., (Bermuda)	54,902
8,180	Hartford Financial Services Group, Inc. (The)	304,705
21,210	Marsh & McLennan Cos., Inc.	1,110,131
14,690	MetLife, Inc.	789,147
4,520	Prudential Financial, Inc.	397,489
2,650	Willis Group Holdings plc, (United Kingdom)	109,710

		4,315,853

	Real Estate Investment Trusts (REITs) — 0.2%
310	Boston Properties, Inc. (m)	35,886
870	Simon Property Group, Inc. (m)	143,045

		178,931

	Total Financials	16,079,016

	Health Care — 14.7%
	Biotechnology — 3.4%
1,960	Alexion Pharmaceuticals, Inc. (a)	325,007
3,446	Biogen Idec, Inc. (a)	1,139,971
11,108	Celgene Corp. (a)	1,052,816
6,470	Vertex Pharmaceuticals, Inc. (a)	726,646

		3,244,440

	Health Care Equipment & Supplies — 1.7%
12,090	Abbott Laboratories (m)	502,823
58,120	Boston Scientific Corp. (a)	686,397
4,830	Stryker Corp.	390,023

		1,579,243

	Health Care Providers & Services — 3.3%
6,040	Humana, Inc.	786,952
1,920	McKesson Corp.	373,766
23,230	UnitedHealth Group, Inc.	2,003,588

		3,164,306

	Health Care Technology — 0.2%
340	athenahealth, Inc. (a)	44,775
1,950	Cerner Corp. (a)	116,161

		160,936

	Pharmaceuticals — 6.1%
530	Actavis plc (a)	127,879
460	Allergan, Inc.	81,967
21,050	Bristol-Myers Squibb Co.	1,077,339
30,180	Johnson & Johnson	3,216,886
19,552	Merck & Co., Inc.	1,159,043
660	Perrigo Co. plc, (Ireland)	99,125

		5,762,239

	Total Health Care	13,911,164

	Industrials — 10.0%
	Aerospace & Defense — 3.5%
19,420	Honeywell International, Inc. (m)	1,808,390
630	L-3 Communications Holdings, Inc.	74,920
13,565	United Technologies Corp.	1,432,464

		3,315,774

	Airlines — 1.1%
8,580	Delta Air Lines, Inc.	310,167
15,541	United Continental Holdings, Inc. (a)	727,164

		1,037,331

	Building Products — 0.8%
10,590	Fortune Brands Home & Security, Inc.	435,355
15,370	Masco Corp.	367,650

		803,005

	Construction & Engineering — 0.9%
13,373	Fluor Corp.	893,183

	Electrical Equipment — 1.1%
8,140	Eaton Corp. plc	515,832
9,018	Emerson Electric Co.	564,346

		1,080,178

	Industrial Conglomerates — 0.2%
2,010	Danaher Corp.	152,720

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Machinery — 1.5%
1,970	Flowserve Corp.	138,924
3,270	Ingersoll-Rand plc	184,297
14,993	PACCAR, Inc.	852,727
860	Pentair plc, (United Kingdom)	56,322
560	SPX Corp.	52,601
980	Stanley Black & Decker, Inc.	87,014

		1,371,885

	Road & Rail — 0.9%
13,170	CSX Corp. (m)	422,230
4,050	Union Pacific Corp.	439,101

		861,331

	Total Industrials	9,515,407

	Information Technology — 22.3%
	Communications Equipment — 1.9%
21,223	Cisco Systems, Inc.	534,183
17,154	QUALCOMM, Inc.	1,282,604

		1,816,787

	Internet Software & Services — 4.8%
11,700	Facebook, Inc., Class A (a)	924,768
2,552	Google, Inc., Class A (a)	1,501,622
3,532	Google, Inc., Class C (a)	2,039,236
1,780	Twitter, Inc. (a)	91,812

		4,557,438

	IT Services — 3.2%
12,110	Accenture plc, (Ireland), Class A	984,785
1,330	Alliance Data Systems Corp. (a)	330,199
8,040	Cognizant Technology Solutions Corp., Class A (a)	359,951
4,040	Fidelity National Information Services, Inc.	227,452
920	International Business Machines Corp.	174,644
4,360	Visa, Inc., Class A	930,293

		3,007,324

	Semiconductors & Semiconductor Equipment — 4.6%
8,190	Applied Materials, Inc.	176,986
13,780	Avago Technologies Ltd., (Singapore)	1,198,860
16,784	Broadcom Corp., Class A	678,409
9,591	Freescale Semiconductor Ltd. (a)	187,312
10,830	KLA-Tencor Corp.	853,188
14,854	Lam Research Corp.	1,109,594
8,560	Teradyne, Inc.	165,978

		4,370,327

	Software — 3.9%
10,440	Adobe Systems, Inc. (a)	722,343
4,070	Citrix Systems, Inc. (a)	290,354
45,633	Microsoft Corp.	2,115,546
13,110	Oracle Corp.	501,851
700	VMware, Inc., Class A (a)	65,688

		3,695,782

	Technology Hardware, Storage & Peripherals — 3.9%
34,216	Apple, Inc. (m)	3,447,262
4,110	EMC Corp.	120,259
3,330	Hewlett-Packard Co.	118,115

		3,685,636

	Total Information Technology	21,133,294

	Materials — 3.5%
	Chemicals — 1.3%
3,724	Axiall Corp.	133,356
8,170	Dow Chemical Co. (The)	428,435
1,460	Methanex Corp., (Canada)	97,528
1,000	Monsanto Co.	112,510
10,890	Mosaic Co. (The)	483,625

		1,255,454

	Construction Materials — 0.0% (g)
270	Martin Marietta Materials, Inc.	34,814

	Containers & Packaging — 0.2%
3,110	Crown Holdings, Inc. (a)	138,457

	Metals & Mining — 2.0%
57,764	Alcoa, Inc. (m)	929,423
18,534	Freeport-McMoRan, Inc.	605,135
9,130	United States Steel Corp.	357,622

		1,892,180

	Total Materials	3,320,905

	Telecommunication Services — 1.1%
	Diversified Telecommunication Services — 1.1%
21,073	Verizon Communications, Inc. (m)	1,053,439

	Utilities — 1.9%
	Electric Utilities — 1.2%
2,590	Edison International	144,833
2,470	Entergy Corp.	191,005
12,580	Exelon Corp.	428,852
4,430	NextEra Energy, Inc.	415,889

		1,180,579

	Multi-Utilities — 0.7%
6,880	CenterPoint Energy, Inc.	168,353
4,910	Dominion Resources, Inc.	339,232

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

SHARES	SECURITY DESCRIPTION	VALUE($)
Common Stocks — continued
	Multi-Utilities — continued
3,450	NiSource, Inc.	141,381

		648,966

	Total Utilities	1,829,545

	Total Common Stocks (Cost $79,178,843)	94,109,830

Short-Term Investment — 0.9%
	Investment Company — 0.9%
881,821	JPMorgan Liquid Assets Money Market Fund, Institutional Class Shares, 0.030% (b) (l) (m) (Cost $881,821)	881,821

	Total Investments — 100.2% (Cost $80,060,664)	94,991,651
	Liabilities in Excess of Other Assets — (0.2)%	(225,763)

	NET ASSETS — 100.0%	$94,765,888

Percentages indicated are based on net assets.

NOTES TO SCHEDULE OF PORTFOLIO INVESTMENTS:

(a)	—	Non-income producing security.
(b)	—	Investment in affiliate. Money market fund registered under the Investment Company Act of 1940, as amended, and advised by J.P. Morgan Investment Management Inc.
(g)	—	Amount rounds to less than 0.1%.
(l)	—	The rate shown is the current yield as of September 30, 2014.
(m)	—

All or a portion of this security is reserved and/or pledged with the custodian for current or potential holdings of futures,

swaps, options, TBAs, when-issued securities, delayed delivery securities, reverse repurchase agreements and/or forward foreign currency exchange contracts.

As of September 30, 2014, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,653,052
Aggregate gross unrealized depreciation	(722,065)

Net unrealized appreciation/depreciation	$14,930,987

Federal income tax cost of investments	$80,060,664

JPMorgan Insurance Trust U.S. Equity Portfolio

SCHEDULE OF PORTFOLIO INVESTMENTS

AS OF SEPTEMBER 30, 2014 (Unaudited) (continued)

The various inputs that are used in determining the fair value of the Portfolio’s investments are summarized into the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table represents each valuation input as presented on the Schedule of Portfolio Investments (“SOI”):

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Total Investments in Securities (a)	$94,991,651	$—	$—	$94,991,651

(a)	All portfolio holdings designated as Level 1 are disclosed individually on the SOI. Please refer to the SOI for industry specifics of portfolio holdings.

There were no transfers among any levels during the period ended September 30, 2014.

ITEM 2. CONTROLS AND PROCEDURES.

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal controls over financial reporting.

ITEM 3. EXHIBITS.

CERTIFICATIONS PURSUANT TO RULE 30a-2(a) UNDER THE INVESTMENT COMPANY ACT OF 1940 ARE ATTACHED HERETO.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

JPMorgan Insurance Trust

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/	Robert L. Young
Robert L. Young
President and Principal Executive Officer
November 25, 2014

By:	/s/	Laura M. Del Prato
Laura M. Del Prato
Treasurer and Principal Financial Officer
November 25, 2014